UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                               (File No. 33-98182)


                         Pre-Effective Amendment No. __                     [_]
                         Post-Effective Amendment No. 10                    [X]
                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                              (File No. 811-06317)


                                Amendment No. 18                            [X]
                        (Check appropriate box or boxes.)


                           THE JUNDT GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
               (Address of Principal Executive Offices) (Zip Code)

                                 (952) 541-0677
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. JUNDT
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
                     (Name and Address of Agent for Service)

                                   COPIES TO:

          James E. Nicholson                       P. Graham van der Leeuw
          Faegre & Benson LLP                        Faegre & Benson LLP
  90 South Seventh Street, Suite 2200        90 South Seventh Street, Suite 2200
     Minneapolis, Minnesota 55402               Minneapolis, Minnesota 55402


         It is proposed that this filing will become effective (check appropriate box):
         [_]  Immediately upon filing pursuant to paragraph (b) of Rule 485
         [_]  On [date] pursuant to paragraph (b) of Rule 485
         [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [X]  On May 1, 2005 pursuant to paragraph (a)(1) of Rule 485
         [_]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [_]  on [date] pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  [JUNDT LOGO]



                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND



                                   PROSPECTUS






                                   MAY 1, 2005




     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund), Jundt Twenty-Five Fund (Twenty-Five Fund), Jundt Mid-Cap Growth Fund (Mid-Cap Growth
Fund) and Jundt Science & Technology Fund (Science & Technology Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This prospectus relates to each Fund's Class A, B and C shares (the only shares the general public may purchase) and to Growth Fund's Class I shares (which only certain investors may purchase). Class I shares of each Fund are also made available through a separate prospectus.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
     Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective.


WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?
     The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies. For each of the Funds, the investment adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The investment adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The investment adviser employs a fundamental "bottom up" approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors (except with respect to Science & Technology Fund) and other defined selection criteria or the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

   o GROWTH FUND is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments (including convertible debt securities). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

   o U.S. EMERGING GROWTH FUND is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

   o OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets will be invested in equity investments (including convertible debt securities). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   o TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments (including convertible debt securities). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   o MID-CAP GROWTH FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index, which currently have market capitalizations ranging from approximately $200 million to approximately $10 billion. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   o SCIENCE & TECHNOLOGY FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?
     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN A FUND. Your investment will not be a bank deposit and will not be insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The more important risks of each Fund, and a brief description of these risks, are provided below.

GROWTH FUND
o General investment risk
o Risk of owning equity securities
o Risk of owning stocks of medium-sized companies
o Risks of investing in options and futures contracts to protect against adverse market price changes

o Initial public offering risk


U.S. EMERGING GROWTH FUND
o General investment risk
o Risk of owning equity securities
o Risk of owning stocks of smaller companies
o Risks of investing in options and futures contracts to protect against adverse market price changes

o Initial public offering risk


OPPORTUNITY FUND
o General investment risk
o Risk of owning equity securities
o Risk of owning stocks of smaller and medium-sized companies
o Risk of being a "non-diversified" fund
o Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o Risk of selling securities short

o Initial public offering risk


TWENTY-FIVE FUND
o General investment risk
o Risk of owning equity securities
o Risk of owning stocks of smaller and medium-sized companies
o Risk of being a "non-diversified" fund
o Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o Risk of selling securities short

o Initial public offering risk


MID-CAP GROWTH FUND
o General investment risk
o Risk of owning equity securities
o Risk of owning stocks of smaller and medium-sized companies
o Risk of being a "non-diversified" fund
o Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o Risk of selling securities short

o Initial public offering risk


SCIENCE & TECHNOLOGY FUND
o General investment risk
o Risk of owning equity securities
o Risk of owning stocks of smaller and medium-sized companies
o Risk of being a "non-diversified" fund
o Risk of concentration of investments in a single market sector
o Volatility of investments in the science and technology sector
o Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o Risk of selling securities short

o Initial public offering risk

   o GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the securities markets go down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

   o RISK OF OWNING EQUITY SECURITIES. Common stocks, the primary investment of each Fund, tend to be more volatile than other investment choices. As a result, each Fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices. In addition, growth stocks may underperform the stock market as a whole.

   o RISK OF OWNING SMALLER AND MEDIUM-SIZED COMPANY STOCKS. Investments in stocks of smaller companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the Funds to greater price volatility. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

   o RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.

   o RISK OF MARKET SECTOR CONCENTRATION AND VOLATILITY OF INVESTMENTS IN THE SCIENCE AND TECHNOLOGY SECTOR. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Securities in the science and technology sector are often subject to unusually high price volatility. As a result, adverse developments affecting the science and technology sector may cause sharp declines in the NAV of Science & Technology Fund's shares.

   o RISK OF EMPLOYING "LEVERAGE." A Fund that borrows money to purchase additional investment securities (a practice known as "leverage") increases the Fund's market exposure and its risk of loss. When a Fund is "leveraged" and its investments fluctuate in value, the Fund's NAV will normally fluctuate more than if it had not been leveraged. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses.

   o RISKS OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. Each Fund may buy and sell put and call options and futures contracts (and related options) to attempt to protect against changes in the price of its portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options and futures contracts to attempt to realize additional investment returns. This may involve risks similar to the use of leverage and may cause the Funds to incur substantial losses. The successful use of options and futures contracts depends on the ability of the Funds' investment adviser to correctly forecast the stock market. In the case of an incorrect market forecast, the use of options and futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss.

   o RISK OF SELLING SECURITIES SHORT. When a security is sold "short" by a Fund, the Fund borrows the security sold and must replace the borrowed security at a specified future date. A Fund will lose money if a security sold short increases in price between the date of the sale and the date on which the Fund "closes out" the short position. Possible losses from short sales differ from losses that could be incurred from purchases of securities, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. A Fund cannot be assured that it will be able to "close out" a short sale position at any particular time or at an acceptable price.


   o INITIAL PUBLIC OFFERING RISK. Each Fund may participate in the initial public offering (IPO) market and historically a significant portion of Mid-Cap Growth Fund and Science & Technology Fund returns during certain periods have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in future.



WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?
     The Funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the Funds.


HOW HAVE THE FUNDS PERFORMED OVER TIME?
     The following bar charts and tables show the Funds' annual returns and long-term performance, which may reflect the reimbursement and/or waiver of certain fees and expenses by the Funds' investment adviser. YOU SHOULD NOT VIEW A FUND'S PAST PERFORMANCE (BEFORE OR AFTER TAXES) AS A GUARANTEE OR INDICATOR OF HOW THE FUND WILL PERFORM IN THE FUTURE. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index and an index of funds with similar objectives.

     The tables show returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GROWTH FUND

      --------------------------------------------------------------------
      CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

4.68%   17.81%   15.22%   10.85%   43.30%   19.97%   -15.49%   -25.12%   -22.11%   20.95   0.28%
------------------------------------------------------------------------------------------------
'94**   '95**     '96      '97      '98      '99       '00       '01       '02      '03     '04

------------------

 * QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

** ANNUAL TOTAL RETURNS PRIOR TO DECEMBER 29, 1995 REFLECT THE FUND'S PERFORMANCE AS A CLOSED-END FUND.

   Best Quarter: ..........   (Q4, '98)          24.32%
   Worst Quarter: .........   (Q3, '01)         (21.56)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                                              SINCE
                                                                                                            INCEPTION
                                                               1-YEAR          5-YEAR          10-YEAR      (12/29/95)
                                                           -------------   --------------   ------------   -----------
   Class A Return Before Taxes .........................        (5.69)%         (11.06)%          n/a         2.32%
   Class B Return Before Taxes .........................        (6.59)%         (11.01)%          n/a         2.25%
   Class C Return Before Taxes .........................        (2.27)%         (10.67)%          n/a         2.26%
   Class I Return Before Taxes .........................        (5.53)%         (10.84)%         3.84%*        n/a
   Class I Return After Taxes on Distributions .........        (5.53)%         (12.33)%         1.04%*        n/a
   Class I Return After Taxes on Distributions
    and Sale of Fund Shares ............................        (3.59)%         (9.11)%          2.38%*        n/a
   Russell 1000 Growth Index** .........................         6.30%          (9.29)%          9.59%        6.89%
   Lipper Large Cap Growth Fund Index*** ...............         7.45%          (9.72)%          8.64%        6.06%


------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

  * AVERAGE ANNUAL TOTAL RETURNS FOR THIS PERIOD REFLECT THE FUND'S PERFORMANCE AS A CLOSED-END FUND PRIOR TO DECEMBER 29, 1995.

 ** THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN
    THE RUSSELL 1000 INDEX (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER LARGE CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
    THE 30 LARGEST "LARGE CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER LARGE CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

U.S. EMERGING GROWTH FUND

      --------------------------------------------------------------------
      CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

43.40%  33.54%   38.65%   49.04%   -27.21%  -12.82%  -28.16%   42.66%    11.59%
-------------------------------------------------------------------------------
'96      '97      '98      '99       '00       '01       '02      '03     '04

------------------
* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)          44.60%
   Worst Quarter: .........   (Q4, '00)         (30.12)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                             SINCE
                                                                                           INCEPTION
                                                               1-YEAR         5-YEAR       (1/2/96)
                                                             ----------   -------------   ----------
   Class A Return Before Taxes ...........................       5.19%         (7.31)%       11.70%
   Class A Return After Taxes on Distributions ...........       5.19%         (8.15)%        8.78%
   Class A Return After Taxes on Distributions and Sale of
    Fund Shares ..........................................       3.38%         (6.51)%        8.50%
   Class B Return Before Taxes ...........................       4.78%         (7.38)%       11.67%
   Class C Return Before Taxes ...........................       9.29%         (6.90)%       11.66%
   Russell 2000 Growth Index* ............................      14.31%         (3.57)%        4.73%
   Lipper Small Cap Growth Fund Index** ..................      10.80%         (1.50)%        7.79%


------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

* THE RUSSELL 2000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 2000 INDEX (THE 2,000 SMALLEST OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR. THE INCEPTION DATE FOR THE RUSSELL 2000 GROWTH INDEX DATA IS JANUARY 2, 1996.

** THE LIPPER SMALL CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF THE 30 LARGEST "SMALL CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SMALL CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. THE INCEPTION DATE FOR THE LIPPER SMALL CAP GROWTH FUND INDEX DATA IS DECEMBER 29, 1995.

OPPORTUNITY FUND

      --------------------------------------------------------------------
      CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

    41.15%   60.83%   36.11%  -11.70%   -30.43%   -33.16%   42.98%   13.38%
    -----------------------------------------------------------------------
    '97      '98      '99       '00       '01       '02      '03      '04

------------------
* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)          28.79%
   Worst Quarter: .........   (Q2, '02)         (31.06)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                             SINCE
                                                                                           INCEPTION
                                                               1-YEAR         5-YEAR       (12/26/96)
                                                             ----------   -------------   -----------
   Class A Return Before Taxes ...........................       6.90%         (8.88)%        8.45%
   Class A Return After Taxes on Distributions ...........       6.90%         (9.65)%        6.24%
   Class A Return After Taxes on Distributions and Sale of
    Fund Shares ..........................................       4.48%         (7.68)%        6.04%
   Class B Return Before Taxes ...........................       6.51%         (8.98)%        8.45%
   Class C Return Before Taxes ...........................      11.06%         (8.48)%        8.44%
   Russell 3000 Growth Index* ............................       6.93%         (8.87)%        4.70%
   Lipper Multi Cap Growth Fund Index** ..................      11.26%         (7.00)%        5.73%


------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 * THE RUSSELL 3000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 3000 INDEX (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

** THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

TWENTY-FIVE FUND

      --------------------------------------------------------------------
      CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

         75.21%   41.59%  -19.29%   -22.85%   -33.87%   20.24%    5.40%
         --------------------------------------------------------------
         '98      '99       '00       '01       '02      '03      '04

------------------
* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)          23.52%
   Worst Quarter: .........   (Q3, '01)         (25.74)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                      1-YEAR          5-YEAR        (12/31/97)
                                                                  -------------   --------------   -----------
   Class A Return Before Taxes ................................        (0.71)%         (13.23)%        2.89%
   Class A Return After Taxes on Distributions ................        (0.71)%         (14.57)%        1.31%
   Class A Return After Taxes on Distributions and Sale of Fund
    Shares ....................................................        (0.46)%         (11.02)%        1.94%
   Class B Return Before Taxes ................................        (1.47)%         (13.21)%        2.86%
   Class C Return Before Taxes ................................         3.14%          (12.86)%        2.99%
   Russell 1000 Growth Index* .................................         6.30%           (9.29)%        1.81%
   Russell 3000 Growth Index** ................................         6.93%           (8.87)%        1.83%
   Lipper Multi Cap Growth Fund Index*** ......................        11.26%           (7.00)%        3.48%


------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGE OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 * THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

 ** THE RUSSELL 3000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN
    THE RUSSELL 3000 INDEX (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
    THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

MID-CAP GROWTH FUND

      --------------------------------------------------------------------
      CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

                      -21.27%   -28.93%   37.31%    1.49%
                      -----------------------------------
                        '01       '02      '03      '04

------------------
* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '01)          27.82%
   Worst Quarter: .........   (Q3, '01)         (24.94)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                              SINCE
                                                                                            INCEPTION
                                                                              1-YEAR        (6/30/00)*
                                                                          -------------   -------------
   Class A Return Before Taxes ........................................        (4.33)%         (4.68)%
   Class A Return After Taxes on Distributions ........................        (4.33)%         (4.95)%
   Class A Return After Taxes on Distributions and Sale of Fund Shares         (2.81)%         (4.04)%
   Class B Return Before Taxes ........................................        (5.11)%         (4.72)%
   Class C Return Before Taxes ........................................        (0.61)%         (4.13)%
   Russell Midcap Growth Index** ......................................        15.48%          (6.14)%
   Lipper Mid-Cap Growth Fund Index*** ................................        14.03%          (7.58)%


------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

  * INVESTMENTS IN INITIAL PUBLIC OFFERINGS (IPOS), DURING A PERIOD FAVORABLE FOR IPO INVESTING, CONTRIBUTED SUBSTANTIALLY TO THE QUOTED PERFORMANCE OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2000. SEVERAL OTHER FACTORS ALSO CONTRIBUTED TO THE FUND'S HIGHER RETURN IN 2000, INCLUDING ITS SHORTER OPERATING HISTORY AND SMALLER ASSET BASE. THERE IS NO ASSURANCE THAT CONDITIONS WILL EXIST IN THE FUTURE THAT WILL HAVE A SIMILAR EFFECT ON PERFORMANCE.

 ** THE RUSSELL MIDCAP GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN
    THE RUSSELL MIDCAP INDEX (THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX, WHICH INCLUDES THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL MIDCAP GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER MID-CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
    THE 30 LARGEST "MID-CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MID-CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

SCIENCE & TECHNOLOGY FUND

      --------------------------------------------------------------------
      CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

                      -11.14%   -41.65%   24.84%    4.72%
                      -----------------------------------
                        '01       '02      '03      '04

------------------
* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '01)          29.41%
   Worst Quarter: .........   (Q2, '02)         (33.07)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                               SINCE
                                                                                             INCEPTION
                                                                              1-YEAR        (6/30/00)*
                                                                          -------------   --------------
   Class A Return Before Taxes ........................................        (1.27)%         (11.21)%
   Class A Return After Taxes on Distributions ........................        (1.27)%         (11.21)%
   Class A Return After Taxes on Distributions and Sale of Fund Shares         (0.83)%         ( 9.20)%
   Class B Return Before Taxes ........................................        (2.01)%         (11.32)%
   Class C Return Before Taxes ........................................         2.49%          (10.72)%
   NASDAQ Composite Index** ...........................................         8.60%          (12.64)%
   Lipper Science & Technology Fund Index*** ..........................         4.11%          (19.06)%


------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

  * INVESTMENTS IN INITIAL PUBLIC OFFERINGS (IPOS), DURING A PERIOD FAVORABLE FOR IPO INVESTING, CONTRIBUTED SUBSTANTIALLY TO THE QUOTED PERFORMANCE OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2000. SEVERAL OTHER FACTORS ALSO CONTRIBUTED TO THE FUND'S HIGHER RETURN IN 2000, INCLUDING ITS SHORTER OPERATING HISTORY AND SMALLER ASSET BASE. THERE IS NO ASSURANCE THAT CONDITIONS WILL EXIST IN THE FUTURE THAT WILL HAVE A SIMILAR EFFECT ON PERFORMANCE.

 ** THE NASDAQ COMPOSITE INDEX MEASURES THE COMPOSITE PERFORMANCE OF DOMESTIC
    COMMON STOCKS TRADED ON THE REGULAR NASDAQ MARKET, AS WELL AS THE NATIONAL MARKET SYSTEM TRADED FOREIGN COMMON STOCKS AND AMERICAN DEPOSITARY RECEIPTS
    (ADRS). THE NASDAQ COMPOSITE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX MEASURES THE COMPOSITE
    PERFORMANCE OF THE 30 LARGEST "SCIENCE & TECHNOLOGY" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.



                                                        CLASS A       CLASS B       CLASS C        CLASS I
GROWTH FUND                                           -----------   -----------   -----------   ------------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............       5.75%         None          None           5.75%
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................       2.00%*        6.00%         1.50%          2.00%*
 Redemption Fee ...................................       None**        None**        None**         None**

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................       1.00%         1.00%         1.00%          1.00%
 Distribution and/or Service (12b-1) Fees .........       0.25          1.00          1.00           None
 Other Expenses ...................................       1.62          1.62          1.62           1.62
                                                         -----         ------        ------          ------
 Total Annual Fund Operating Expenses .............       2.87%         3.62%         3.62%          2.62%


------------------
 *Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

**If you request that the proceeds of any sale of your shares be sent to you by wire transfer, the Fund's transfer agent or distributor will charge you a wire fee of $15.00.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12B-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Growth Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR     3 YEARS     5 YEARS      10 YEARS
                            --------   ---------   ---------   -----------
  Class A ...............     $848      $1,413      $2,001        $3,586
  Class B ...............      964       1,509       2,173         3.715
  Class C ...............      514       1,109       1,873         3,880
  Class I ...............      825       1,343       1,885         3,359


You would pay the following expenses if you did not redeem your shares:


  Class B ..............      $364      $1,109      $1,873        $3,715
  Class C ..............       364       1,109       1,873         3,880

                                                        CLASS A       CLASS B       CLASS C
U.S. EMERGING GROWTH FUND                             -----------   -----------   -----------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............       5.75%         None          None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................       2.00%*        6.00%         1.50%
 Redemption Fee ...................................       None**        None**        None**

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................       1.00%         1.00%         1.00%
 Distribution and/or Service (12b-1) Fees .........       0.25          1.00          1.00
 Other Expenses ...................................       1.51          1.51          1.51
                                                          -----       ------        ------
 Total Annual Fund Operating Expenses .............       2.76%         3.51%         3.51%


------------------
 *Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

**If you request that the proceeds of any sale of your shares be sent to you by wire transfer, the Fund's transfer agent or distributor will charge you a wire fee of $15.00.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12B-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of U.S. Emerging Growth Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            --------   ---------   ---------   ---------
  Class A ...............     $838      $1,382      $1,950      $3,487
  Class B ...............      954       1,477       2,122       3,616
  Class C ...............      504       1,077       1,822       3,783


You would pay the following expenses if you did not redeem your shares:


  Class B ..............      $354      $1,077      $1,822      3,616
  Class C ..............       354       1,077       1,822      3,783

                                                        CLASS A       CLASS B       CLASS C
OPPORTUNITY FUND                                      -----------   -----------   -----------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............       5.75%         None          None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................       2.00%*        6.00%         1.50%
 Redemption Fee ...................................       None**        None**        None**

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................       1.30%           1.30%       1.30%
 Distribution and/or Service (12b-1) Fees .........       0.25            1.00        1.00
 Other Expenses ...................................       1.33            1.33        1.33
                                                          -----         ------      ------
 Total Annual Fund Operating Expenses .............       2.88%           3.63%       3.63%


------------------
 *Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

**If you request that the proceeds of any sale of your shares be sent to you by wire transfer, the Fund's transfer agent or distributor will charge you a wire fee of $15.00.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12B-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Opportunity Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            --------   ---------   ---------   ---------
  Class A ...............     $849      $1,416      $2,006      $3,595
  Class B ...............      965       1,512       2,178       3,724
  Class C ...............      515       1,112       1,878       3,889


You would pay the following expenses if you did not redeem your shares:


  Class B ..............      $365      $1,112      $1,878      $3,724
  Class C ..............       365       1,112       1,878       3,889

                                                        CLASS A       CLASS B       CLASS C
TWENTY-FIVE FUND                                      -----------   -----------   -----------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............       5.75%        None           None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................       2.00%*        6.00%         1.50%
 Redemption Fee ...................................       None**        None**        None**

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................        1.30%        1.30%         1.30%
 Distribution and/or Service (12b-1) Fees .........        0.25         1.00          1.00
 Other Expenses ...................................        2.03         2.03          2.03
                                                          -----       ------        ------
 Total Annual Fund Operating Expenses .............        3.58%        4.33%         4.33%


------------------
 *Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

**If you request that the proceeds of any sale of your shares be sent to you by wire transfer, the Fund's transfer agent or distributor will charge you a wire fee of $15.00.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12B-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Twenty-Five Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            --------   ---------   ---------   ---------
  Class A ...............    $  915     $1,609      $2,323      $4,199
  Class B ...............     1,034      1,712       2,502       4,324
  Class C ...............       584      1,312       2,202       4,478


You would pay the following expenses if you did not redeem your shares:


  Class B ..............       $434     $1,312      $2,202      $4,324
  Class C ..............        434      1,312       2,202       4,478

                                                        CLASS A       CLASS B       CLASS C
MID-CAP GROWTH FUND                                   -----------   -----------   -----------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............       5.75%         None          None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................       2.00%*        6.00%         1.50%
 Redemption Fee ...................................       None**        None**        None**

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................       1.30%         1.30%         1.30%
 Distribution and/or Service (12b-1) Fees .........       0.25          1.00          1.00
 Other Expenses ...................................       2.11          2.11          2.11
                                                         -----        ------        ------
 Total Annual Fund Operating Expenses .............       3.66%         4.41%         4.41%


------------------
 *Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

**If you request that the proceeds of any sale of your shares be sent to you by wire transfer, the Fund's transfer agent or distributor will charge you a wire fee of $15.00.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12B-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Mid-Cap Growth Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            --------   ---------   ---------   ---------
  Class A ...............    $  922     $1,631      $2,358      $4,265
  Class B ...............     1,042      1,735       2,538       4,390
  Class C ...............       592      1,335       2,238       4,542


You would pay the following expenses if you did not redeem your shares:


  Class B ..............       $442     1,335        2,238       4,390
  Class C ..............        442     1,335        2,238       4,542

                                                        CLASS A       CLASS B       CLASS C
SCIENCE & TECHNOLOGY FUND                             -----------   -----------   -----------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............       5.75%         None          None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................       2.00%*        6.00%         1.50%
 Redemption Fee ...................................       None**        None**        None**

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................       1.30%         1.30%         1.30%
 Distribution and/or Service (12b-1) Fees .........       0.25          1.00          1.00
 Other Expenses ...................................       6.31          6.31          6.31
                                                         -----        ------        ------
 Total Annual Fund Operating Expenses .............       7.86%         8.61%         8.61%


------------------
 *Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

**If you request that the proceeds of any sale of your shares be sent to you by wire transfer, the Fund's transfer agent or distributor will charge you a wire fee of $15.00.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12B-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Science & Technology Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            --------   ---------   ---------   ---------
  Class A ...............    $1,305     $2,704      $4,023      $7,006
  Class B ...............     1,445      2,846       4,233       7,106
  Class C ...............       995      2,446       3,933       7,205


You would pay the following expenses if you did not redeem your shares:


  Class B ..............       $845     $2,446      $3,933      $7,106
  Class C ..............        845      2,446       3,933       7,205

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE OF EACH FUND
     Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

     A Fund may not change its investment objective without the approval of the Fund's shareholders.


INVESTMENT STRATEGIES
     In pursuing its investment objective, each Fund employs its own investment strategies and policies. An investment in each Fund, therefore, involves different risks. The Funds' principal investment strategies are discussed in the "Risk/Return Summary" section. These are the strategies that the Funds' investment adviser believes are most likely to be important in trying to achieve the Funds' objectives.

     In addition to the types of investments described in connection with each Fund's principal investment strategies and elsewhere in this prospectus, each Fund may to a more limited extent invest in other types of securities, including but not limited to: domestically traded stocks of foreign growth companies; investment grade debt securities and, to a more limited extent, non-investment grade debt securities; and zero coupon debt securities. The Funds may also engage in various other practices, such as securities lending. These instruments and practices and their related risks are described in the Statement of Additional Information.

     The Funds generally intend to purchase securities for long-term investment. However, a Fund may also purchase securities in anticipation of relatively short-term gains. (For hedging purposes, the Funds may engage in short-selling of securities already held in the Funds. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use short-selling for purposes of attempting to increase investment returns.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. The Funds' investment adviser may make changes in each Fund's portfolio whenever it believes such changes are desirable.

     A Fund's "portfolio turnover rate" measures the degree of change in the makeup of the Fund's investment portfolio. A Fund that experiences rapid growth in its asset base generally will experience higher portfolio turnover. In addition, a Fund that engages in more frequent short-term transactions will have a higher portfolio turnover rate. Each Fund's portfolio turnover rate has from time to time been high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains or increase losses in a Fund's performance.

     In order to respond to adverse economic, market, political or other conditions that the Funds' investment adviser believes may be unfavorable for profitable investing, a Fund may assume, and for prolonged periods of time the Funds have assumed, a temporary defensive position. During these times, a Fund may invest up to 100% of its assets in cash and cash equivalents such as money market instruments and short-term debt securities. A Fund may also enter into repurchase agreements in pursuing a temporary defensive position, where a Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. If the seller of a repurchase agreement defaults or becomes insolvent, a Fund could suffer a significant loss. When a Fund assumes a temporary defensive position, a Fund may not be pursuing its investment objective and its investments may be inconsistent with its primary investment strategies. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested. In addition, movements in and out of a temporary defensive position will increase a Fund's portfolio turnover rate and transaction costs, and may negatively impact a Fund's performance.

     Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of these restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.


OVERALL RISKS OF INVESTING IN THE FUNDS


     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     INITIAL PUBLIC OFFERING RISK. Each Fund may participate in the initial public offering (IPO) market and historically a significant portion of Mid-Cap Growth Fund and Science & Technology Fund returns during certain periods have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in future.


     HIGH EXPENSE RATIOS. Each Fund may have, and from time to time certain Funds have had, relatively high expense ratios compared to other mutual funds with similar investment objectives. A high expense ratio, which is typically the result of a Fund with a small asset base, will have an adverse effect on Fund performance. To the extent that a Fund with a high expense ratio does not experience growth in its asset base, or experiences a decline in its asset base, the expense ratio will remain high or even increase.


RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund) has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the Funds may invest more than 25% of its assets (measured at the time of investment) in any one issuer, excluding obligations of the U.S. Government or its agencies or instrumentalities (U.S. Government securities).

     MARKET SECTOR CONCENTRATION. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Each Fund may invest more than 25% of its assets in one or more market sectors but may not invest more than 25% of its assets (measured at the time of investment) in any single industry. Determinations of what constitutes an "industry" will be made by the Funds' investment adviser in its reasonable discretion. A market sector may be made up of companies in a number of related industries. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. As a result of its concentration in the science and technology sector, Science & Technology Fund's shares are subject to abrupt or erratic price movements and are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

     INVESTMENTS IN SMALLER AND MEDIUM SIZED COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Mid-Cap Growth Fund will, and Growth Fund, Opportunity Fund, Twenty-Five Fund and Science & Technology Fund may, also from time to time invest a substantial portion of their assets in securities issued by medium-sized companies. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

     BORROWING AND LEVERAGE. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to invest in additional portfolio securities. This practice, known as "leverage," increases these Funds' market exposure and their risk. When a Fund is "leveraged" and its investments fluctuate in value, the Fund's NAV will normally fluctuate more than if it had not leveraged its assets. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage by a Fund depends on the investment adviser's ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts (and related options) to attempt to hedge, or protect, against changes in the prices of portfolio securities when the investment adviser believes that market conditions make it advisable to do so. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also employ these techniques on an opportunistic basis to attempt to realize additional investment returns. Historically, the Funds have used these techniques extensively and will likely continue to do so. There is no guarantee that the Funds will be able to utilize these techniques effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a Fund purchases a put option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If a Fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund also may write "covered" call options, giving these Funds the obligation to sell the underlying security to the buyer of the option at a specified price at any time during the term of the option. The call option is "covered" because the Fund must own or have the right to acquire the security underlying the option.

     If a Fund sells a financial "futures" contract on a securities index, the Fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a Fund buys a financial futures contract on an index, the Fund becomes obligated to take delivery of the value of the index at a specific future time at a specified price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options by a Fund depends greatly on the investment adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In hedging transactions, changes in the prices of futures contracts or options may not correlate perfectly with the changes in the market value of securities the investment adviser is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if the investment adviser believes that a liquid secondary market exists for the options or futures contracts. However, there is no guarantee that a Fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a Fund expires without being exercised, the Fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options on an opportunistic basis to attempt to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice its net assets were fully invested in securities. This may result in substantial additional losses in falling markets.

     SHORT SALES. The Funds' investment adviser may sell a security short on behalf of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund or Science & Technology Fund when it anticipates that the price of the security will decline. When a security is sold "short" by a Fund, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of a security sold short goes up between the sale date and the scheduled replacement date, the

Fund incurs a loss. Possible losses from short sales differ from losses that could be incurred from purchases of securities, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. There is no guarantee that the Fund will be able to close out a short position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government securities). Further, none of the Funds may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. Each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities (in each case measured immediately after the sale).

     In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box."


PORTFOLIO HOLDINGS
     The Funds have adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of these policies and procedures is available in the Funds' Statement of Additional Information.



                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio. Founded in 1982, Jundt Associates provides investment management services to investment companies and other pooled investment vehicles. As of April 15, 2004, Jundt Associates had more than $245 million in assets under management.


     Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of Jundt Associates), Marcus E. Jundt (Vice Chairman of Jundt Associates) and Paul W. Bottum. The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, the portfolio managers' compensation and the portfolio managers' ownership of securities in the Funds.



   o JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board of The Jundt Growth Fund, Inc. since 1991, of Jundt Funds, Inc. since 1995 and, since 1999, of one other investment company managed by Jundt Associates. Mr. Jundt has approximately 40 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

   o MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. Since 1999, he has served as President of The Jundt Growth Fund, Inc., Jundt Funds, Inc. and one other investment company managed by Jundt Associates. Mr. Jundt has also served as the President of U.S. Growth

     Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 17 years of investment and related experience.

   o PAUL W. BOTTUM has been a Portfolio Manager with Jundt Associates since 2000, as well as an Analyst with Jundt Associates since 1999. In 1998, he was the Vice President of Sales of cMore Medical, Inc. From 1995 to 1998, he was the Director of Marketing of Spine-Tech, Inc. From 1991 to 1995, he was a project manager with Scimed Life Systems. He graduated from the University of Wisconsin in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration. Mr. Bottum graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.


     Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.

     A discussion regarding the basis for the Board of Directors of the Funds approving the investment advisory contracts of the Funds will be available in the Funds' annual report to shareholders for the fiscal year ending December 31, 2005.


     Each Fund also engages various other service providers, as described under "Firms that Provide Services to the Funds" below.


                             HOW TO BUY FUND SHARES

     You may purchase Fund shares on any day that the New York Stock Exchange
(NYSE) is open for business (generally, every week day other than customary national holidays). A Fund may reject a purchase order for any reason, such as non-compliance with the requirements of the Funds' anti-money laundering program or any other reason its officers determine is in the best interests of the Fund or its shareholders. A Fund may also suspend, modify or terminate any purchase option, policy or plan at any time without notice to shareholders. In addition, the offering of Fund shares may be suspended or limited at any time without notice to shareholders.

     DETERMINATION OF NAV. If you purchase Fund shares, you pay the next-determined net asset value (NAV) of the shares after your order is received, plus any applicable sales charge. NAV generally is calculated once daily after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is the Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, those investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in any class of Fund shares is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as specified below).

   o PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 701, Milwaukee WI, 53201-0701 (for regular mail) or Jundt Funds, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207 (for overnight delivery). IF YOUR CHECK IS RETURNED FOR ANY REASON, A $25 FEE WILL BE ASSESSED AGAINST YOUR ACCOUNT. YOU WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT.


     THE FUNDS WILL NOT ACCEPT PAYMENT IN CASH OR MONEY ORDERS. THE FUNDS ALSO DO NOT ACCEPT CASHIER'S CHECKS IN AMOUNTS OF LESS THAN $10,000. TO PREVENT CHECK FRAUD, THE FUND WILL NOT ACCEPT THIRD PARTY CHECKS, TREASURY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS OR STARTER CHECKS FOR THE PURCHASE OF SHARES.

   o PURCHASES BY TELEPHONE. After your account has been established, you may purchase shares of the fund by calling 1-800-370-0612. If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account via the Automated Clearing House ACH network. You must have banking information established on your account prior to making a purchase. The minimum telephone purchase amount is $50. Your shares will be purchased at the price calculated on the day of your purchase order.

   o PURCHASES BY WIRE. If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You can mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee,WI 53202
     ABA #075000022
     CREDIT: U.S. Bancorp Fund Services, LLC
             Account #112-952-137
     FURTHER CREDIT: Jundt Funds (Name of Fund to be purchased)
                     (Shareholder name and account number)

     Before sending any wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.


     You may also open an account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. In addition to any applicable front-end or deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no additional fee (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments.

     In addition, you may be subject to different cutoff times for orders to purchase or redeem Fund shares through a broker or agent. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective the same day. This allows your broker or agent time to process your request and transmit it to the Funds.

     In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering

Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please call 1-800-335-0333 if you need additional assistance when completing your Application.

     If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.


     AUTOMATIC INVESTMENT PLAN. Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds, on a monthly, bi-monthly, quarterly, or semi-annual basis. In order to participate in the Plan, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the Automated Clearing House
(ACH) network. If your bank rejects your payment, the Funds' transfer agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Funds' transfer agent at 1-800-370-0612. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.


     RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.


     12B-1 PLANS. Each Fund has adopted a 12b-1 plan for each class of its shares (except for Growth Fund's Class I shares, which are not subject to any 12b-1 fees). The 12b-1 plan allows each class to pay distribution and other fees for the sale of its shares and for services provided to shareholders. These fees are paid out of the assets of each share class on an ongoing basis. Therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A, Class B and Class C shares of each Fund bear 12b-1 "service" fees of .25% per year of average net assets. In addition, Class B and Class C shares of each Fund bear 12b-1 "distribution" fees of .75% per year of average net assets.



                      DECIDING WHICH CLASS OF SHARES TO BUY

     Each Fund offers you the choice of three share classes -- Class A, Class B and Class C -- each subject to different sales charges and other expenses. IN ADDITION, GROWTH FUND OFFERS CERTAIN LIMITED CLASSES OF INVESTORS ITS CLASS I SHARES, DISCUSSED BELOW. You should choose the class of shares that is best for you given the amount of your purchase, the length of time you expect to hold the shares and other factors.

     In placing your order, you must specify which Class of shares you are buying. If no Class is specified, your order will be treated as an investment in Class A shares.

CLASS A SHARES
     Class A shares are sold at their NAV plus the applicable initial sales charge. As noted in the following table, the sales charge decreases as the size of the purchase increases.

                                                       SALES CHARGE YOU PAY AS A % OF
                                                       ------------------------------
                                                                             AMOUNT
AMOUNT OF YOUR CLASS A INVESTMENT                        OFFERING PRICE     INVESTED
-----------------------------------------------------   ----------------   ---------
   Less than $50,000 ................................          5.75%          6.10%
   At least $50,000 but less than $100,000 ..........          4.75%          4.99%
   At least $100,000 but less than $250,000 .........          3.75%          3.90%
   At least $250,000 but less than $500,000 .........          2.75%          2.83%
   At least $500,000 ................................          None*          None*

------------------

*On investments of at least $500,000 you will pay a deferred sales charge at the time you redeem of 2% of the NAV of the shares at the time of purchase or at the time of redemption (whichever is less) if the redemption occurs in the first year, 1% of the NAV of the shares at the time of purchase or at the time of redemption (whichever is less) if the redemption occurs in the second year and 0.5% of the NAV of the shares at the time of purchase or at the time of redemption (whichever is less) if the redemption occurs in the third year.

     SPECIAL PURCHASE PLANS -- REDUCED SALES CHARGES. The Funds have adopted the following methods to permit certain investors (or groups of investors) to qualify for reductions in the sales charges shown above.

   o COMBINED PURCHASE PRIVILEGE. The following persons (or groups of persons) may qualify for reductions from the front-end sales charge schedule for Class A (or Growth Fund Class I shares, if eligible to purchase such shares) if the combined purchases of all shares of all Classes of shares total at least $50,000: (i) an individual or a "company" as defined in
     Section 2(a)(8) of the Investment Company Act of 1940; (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust) created pursuant to a plan qualified under Section 401 of the Internal Revenue Code; (iv) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code;
     (v) employee benefit plans of a single employer or of affiliated employers; and (vi) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

   o CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of Class A shares of a Fund (or Growth Fund Class I shares, if eligible to purchase such shares) may qualify for a "Cumulative Quantity Discount." The applicable front-end sales charge will then be based on the total of: (i) the investor's current purchase; (ii) the net asset value (at the close of business on the previous day) of shares of the Funds held by the investor; and (iii) the net asset value of shares of any Class of shares of the Funds owned by another shareholder eligible to participate with the investor in a "Combined Purchase Privilege". For example, if an investor owned shares worth $30,000 at the then current net asset value and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the rate applicable to a single $50,000 purchase.

   o LETTER OF INTENTION. Investors wishing to purchase Class A shares of a Fund (or Growth Fund Class I shares, if eligible to purchase such shares) may also obtain the reduced front-end sales charge shown in the schedule above by means of a written "Letter of Intention," which expresses the investor's intention to invest not less than $50,000 (including certain "credits," as described below) within a period of 13 months in any Class of shares of the Funds. Each purchase of shares under a Letter of Intention will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the Letter of Intention. A Letter of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Letter of Intention; however, the 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares under a single Letter of Intention. For example, assume that an investor signs a Letter of Intention to invest at least $50,000 as set forth above and that the investor and the investor's spouse and children under twenty-one have previously invested $20,000 in shares which are still held by these persons. It will only be necessary to invest a total of $30,000 during the 13 months following the first date of purchase of shares in order to qualify for the sales charges applicable to investments of $50,000.

     The Letter of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intention is 5% of the amount. Shares purchased with the first 5% of the amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intention and qualifies for further B-20 reduced sales charges, the sales charges will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. Absent an instruction to the contrary, such additional purchases shall be in shares of each Fund in proportion to the respective number of shares held by such investor in each Fund at the time of such additional purchases.

     Investors electing to take advantage of the Letter of Intention should carefully review the appropriate provisions on the application form attached to the Prospectus.

     To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount, the investor or, if the purchase is placed through a broker-dealer, the broker-dealer must provide the Fund whose shares are being purchased with sufficient information to verify that the purchase qualifies for the privilege or discount. This information must at a minimum include all information or records regarding shares of the Fund or other Funds held in all accounts of the investor.

     The Funds' Internet website contains only limited information and therefore does not include the information set forth in this section titled "Deciding Which Class of Shares to Buy."


     SERVICE (12B-1) FEES. Class A shares are subject to a service fee equal to ..25% per year of their average daily NAV.

     WAIVER OF SALES CHARGES. You must notify the Funds of your eligibility for any waiver of sales charges. You will not be charged an initial or deferred sales charge if you are within one or more of the following categories:

   o You pay for your Class A shares with the proceeds from your redemption of an unrelated mutual fund that charges a sales charge. TO QUALIFY, YOU MUST PURCHASE YOUR CLASS A SHARES WITHIN 60 DAYS AFTER THE REDEMPTION.

   o You are an investment executive or another employee of a firm that has a selling agreement with U.S. Growth Investments, an employee of a service provider to the Funds or a parent or an immediate family member of any such person.

   o You are a trust company or bank trust department and are making the investment for any funds held in a fiduciary, agency, advisory, custodial or similar capacity.

   o You are a state or a political subdivision of a state, or an instrumentality, department, authority or agency of a state or a political subdivision.

   o You are a registered investment adviser investing for your own account or an advisory client's account.

   o You are an employee benefit plan qualified under Section 401(a) of the Internal Revenue Code (which does not include IRAs) or a custodial account under Section 403(b)(7) of the Internal Revenue Code (also known as tax-sheltered annuities).


CLASS B SHARES
     If you purchase Class B shares, you will not be charged an initial sales charge. However, the Funds will deduct a deferred sales charge of up to 6% from your redemption proceeds if you redeem your Class B shares within seven years of purchase. The deferred sales charge depends on the number of years since the purchase was made, according to the following table. It is calculated on the NAV of the Class B shares at the time of their purchase or the time of redemption (whichever is less).

                                                     DEFERRED SALES
           REDEMPTION DURING THE                        CHARGE %
           --------------------------------------   ---------------
           First year after purchase ............          6%
           2nd year after purchase ..............          5%
           3rd year after purchase ..............          4%
           4th year after purchase ..............          4%
           5th year after purchase ..............          3%
           6th year after purchase ..............          2%
           7th year after purchase ..............          1%
           Thereafter ...........................         None

     Class B shares may not be the best choice for you if you intend to invest $50,000 or more. Accordingly, the Funds will decline orders for Class B shares of $50,000 or more.

     DISTRIBUTION AND SERVICE (12B-1) FEES. Class B shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. Over time, these higher 12b-1 fees will cause Class B shares to have a higher expense ratio and to have lower returns than Class A shares.

     CONVERSION FEATURE. On the 3rd day of the month (or the next business day if the 3rd is on a weekend or holiday) following the eighth anniversary of your purchase of Class B shares, those shares (including a proportionate amount of reinvested distributions on those shares) will automatically convert to Class A shares and will no longer be subject to Class B's higher 12b-1 fees. Your Class B shares will convert into Class A shares on the basis of their relative NAVs. The Class A shares you receive will not be subject to any sales charges. Any Class B shares you acquired by exercise of the "reinstatement privilege" (described under "How to Sell Your Fund Shares") will convert into Class A shares based on the time period beginning from the point of reinvestment.


CLASS C SHARES
     If you purchase Class C shares, you will not be charged an initial sales charge. However, the Funds will deduct a deferred sales charge from your redemption proceeds if you redeem your Class C shares within eighteen months of purchase. The deferred sales charge will equal 1.5% of the NAV of the shares at the time of purchase or at the time of redemption (whichever is less).

     DISTRIBUTION AND SERVICE (12B-1) FEES. Class C shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. Over time, these higher 12b-1 fees will cause Class C shares to have a higher expense ratio and to have lower returns than Class A shares.

     As between Class B and Class C shares, if you anticipate an investment in a Fund of longer than seven years (the deferred sales charge period applicable to Class B shares), you may decide that Class B shares are preferable to Class C shares. This is because the Class B shares will automatically convert to Class A shares (to which lower 12b-1 fees apply) after eight years. However, if you anticipate an investment time frame of less than seven years (or an uncertain time frame) you may choose Class C shares because of the larger and longer-term deferred sales charge applicable to Class B shares. If you anticipate even a shorter time frame, you may choose Class C shares over Class A shares because Class C shares (unlike Class A shares) are not subject to an initial sales charge. Remember, however, that the Funds are designed for long-term investment, and you should not invest in the Funds if you are looking for current income or short-term market gains. Class A shares may be the best overall choice if you contemplate a long-term investment.


GROWTH FUND CLASS I SHARES

     GROWTH FUND'S CLASS I SHARES ARE NOT GENERALLY AVAILABLE FOR SALE TO THE PUBLIC. You may purchase Growth Fund's Class I shares only if you:

   o were a shareholder of Growth Fund on December 28, 1995 and have continued to be a shareholder in one or more of the Funds ever since; or

   o are a director, officer, employee or consultant of the Funds (including a partner or employee of the Fund's legal counsel), Jundt Associates or U.S. Growth Investments, an immediate family member of such a person, or a lineal ancestor (parent, grandparent, etc.) or descendant (child, grandchild, etc.) of such a person.

     Accounts benefiting any of these persons also may purchase Class I Growth Fund shares.

     Growth Fund's Class I shares are sold at their NAV plus the applicable initial sales charge, which varies with the amount of the investment. The current sales charges are the same as those imposed on Class A shares. See "Class A Shares" above. Growth Fund's Class I shares are not subject to any distribution or service (12b-1) fees.

     WAIVER OF SALES CHARGES. Class I sales charges do not apply to any category of investors qualifying for a sales charge waiver with respect to Class A shares. See "Class A Shares" above. Class I sales charges also do not apply to investments by directors, officers, employees or consultants of the Funds (including a partner or employee of the Fund's legal counsel), Jundt Associates or U.S. Growth

Investments, immediate family members of such persons, lineal ancestors or descendants of such persons, or accounts benefiting any of those persons.


     SPECIAL PURCHASE PLANS. Certain investors (or groups of investors) may qualify for reductions in, or waivers of, the sales charges on Growth Fund Class I shares. For details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans, see "Class A Shares" above.



                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV after the Funds' receipt of your redemption request (minus any applicable deferred sales charge). You may be subject to different cutoff times if you are redeeming Fund shares through a broker or agent. In these cases, you will have to place your redemption request by an earlier time in order for your redemption to be effective the same day. The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

     If you own more than one class of a Fund's shares, you should specify the class or classes of shares being redeemed. The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your Fund shares on any day that the NYSE is closed (generally, weekends and customary national holidays). The Funds also may suspend or modify any right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance. Any applicable deferred sales charges will be waived under these circumstances.


     Generally, proceeds will be paid in cash. However, to minimize the effect of large redemption requests on a Fund and its remaining shareholders, each Fund reserves the right to pay redemptions "in kind," which means you would be paid in portfolio securities. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. If a redemption were made in kind, a shareholder would incur transaction costs in disposing of any securities received.


MARKET TIMING POLICIES AND PROCEDURES
     Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all investors, including long-term investors who do not generate these costs. Therefore, the Funds have adopted a market timing policy in order to discourage excessive trading.

     RISK. The Funds have determined that the risk of market timing activity in the Funds is low. This determination is based on the infrequent trading activity in shares of the Funds, the historical lack of market timing activity in the Funds, the ability of the Chief Compliance Officer of the Funds (the "Chief Compliance Officer") and service providers of the Funds to detect potential market timing activity and the fee structure of the Funds.

     Because the Funds have determined that the risk of market timing in the Funds is relatively low, the Funds do not specifically limit the volume or number of purchases, redemptions, or exchanges that a shareholder may make within a given time period and the Funds do not impose a minimum holding period before an investor may make exchanges into another fund. Likewise, the Funds do not currently assess redemption, exchange, administrative or other fees on investors deemed to be engaged in market timing. However, the Funds may reject a purchase order for any reason its officers determine is in the best interests of the Funds or its shareholders.

     FEE STRUCTURE. The Funds have established their fee structures so as to discourage market timing. For example, the Class A shares of each series of each of the Funds carries a maximum front-end sales load of 5.75% (2.0% if redeemed within one year for purchases of at least $500,000) and Class B and C shares carry contingent deferred sales charges ranging from 1.50% to 6.00%. Fee waivers can be granted as disclosed in the section titled "Deciding Which Class of Shares to Buy" above. No fee waivers other than those so disclosed may be granted.

     These fees make it unlikely that a short-term market timing transaction would be profitable for an investor in the Funds.

     MONITORING. The Funds recognize that the low risk of market timing in the Funds does not foreclose the possibility. Therefore, the Funds take reasonable measures to prevent market timing activity by monitoring trading activity in the Funds. It is the responsibility of the Chief Compliance Officer to monitor all trading activity in the Funds to identify potential market timing or excessive trading activity. The Chief Compliance Officer may consider several factors when evaluating trading activity, including, but not limited to:

     o The amount of the transaction;

     o The frequency of transactions;

     o The time frame between which purchases and redemptions (including exchanges) are executed; and

     o The asset size of the relevant fund.

     The Chief Compliance Officer will review all trading activity on a daily basis and will bring to the attention of a portfolio manager, the relevant financial intermediary or U.S. Bancorp Fund Services, LLC, as the administrator of the Funds, any suspected market timing or excessive trading activity. If accepting any investment is deemed not to be in the best interest of long term investors because of market timing or excessive trading concerns, the Chief Compliance Officer shall work with the Funds' Transfer Agent to deny the investor the right to purchase shares of any Fund.

     Although the Funds will use reasonable efforts to prevent market timing activities in the Funds by monitoring trading activity as described above, these monitoring functions are limited to circumstances where detection of market timing is practicable. For example, the Funds may receive certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds, and as a result it is impracticable for the Funds' to detect frequent trading activities by investors that hold shares through financial intermediaries and thus the Funds do not monitor for these activities.

     At least annually the Chief Compliance Officer shall report the results of the monitoring to the Board of Directors.

     U.S. BANCORP FUND SERVICES. If the Chief Compliance Officer determines that the monitoring functions described in this policy do not adequately prevent market timing or excessive trading, the Chief Compliance Officer may request that U.S. Bancorp Fund Services, LLC, as the administrator of the Funds, take any or all of the following actions:

     o Monitor specific shareholder accounts to identify potential market timing activity;

     o Notify shareholders that market timing activity is prohibited by the Fund;

     o Terminate relationships as directed by the Chief Compliance Officer; or

     o Assist in imposing redemption fees, placing stops or disallowing exchanges on suspected market-timing accounts if authorized by the applicable prospectus.

     SECURITIES AND EXCHANGE COMMISSION RULES. As part of its ongoing commitment to preventing market timing, the Funds will follow Securities and Exchange Commission rulemaking initiatives. The Funds undertake to comply with final rules issued by the Commission regarding market timing.


OTHER POLICIES


     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

     o you request to redeem more than $50,000 worth of shares;

     o you have changed your account registration or address within the last 15 days;

     o you request the check be mailed to a different address than the one on your account;

     o you request the check be made payable to someone other than the account owner;

     o you request the redemption or exchange proceeds be transferred to an account with a different registration; or

     o any redemption transmitted by federal wire transfer to a bank other than the bank of record.


     A signature guarantee will also be required when:

     o When adding telephone redemption to an existing account;

     o When changing any pre-determined bank information on your account.


     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     DEFERRED SALES CHARGES. Any applicable deferred sales charges will be calculated and based on the NAV of the shares at the time of purchase or at the time of redemption (whichever is less). The Funds will not impose any deferred sales charge on any shares that represent reinvestments of distributions.

     To minimize the amount of the deferred sales charge you may pay when you sell your shares, the Funds assume that shares acquired through reinvested distributions (which are not subject to a deferred sales charge) are sold first. Shares that have been in your account long enough that they are not subject to a deferred sales charge are sold next. After these shares are exhausted, shares will be sold in the order in which they were purchased (oldest to youngest). The amount of any deferred sales charge that you pay will be based on the shares' original purchase price or current NAV, whichever is less.


     The Funds will calculate the deferred sales charge in a manner that results in the lowest rate being charged. Therefore, the Funds will assume that a redemption of Class B or Class C shares is made first of shares representing reinvestments of distributions and then of remaining shares held by the shareholder for the longest period of time.


     You will not pay a deferred sales charge when you exchange shares of a Fund to buy the same class of shares of any other Jundt mutual fund. For the purposes of calculating the deferred sales charge when you sell the shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of the Fund.

     Any applicable deferred sales charge generally will be waived under the following circumstances:

   o when a Fund closes accounts with balances under $1,000;

   o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans;

   o eligible mandatory distributions under 403(b) plans and IRAs to shareholders who have attained the age of 701/2 (waiver applies only to amounts necessary to meet the required minimum amount). If shares subject to a deferred sales charge represent a part of a shareholder's total individual retirement account or 403(b) plan investment, the deferred sales charge waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the shares subject to a deferred sales charge bear to the total investment account;

   o death or disability (as defined in Section 72(m)(7) of the Internal Revenue
     Code) of the shareholder if the shares are redeemed within one year of death or determination of disability; and

   o payments under a systematic withdrawal plan, up to 12% per year, provided the minimum distribution under the plan is no less than $250 per month, and the account balance at inception of the withdrawals is at least $25,000. Shares received from reinvestments of distributions are included in calculating the 12%. Withdrawals in excess of 12% will subject the entire annual withdrawal to the deferred sales load.

     REINSTATEMENT PRIVILEGE. U.S. Growth Investments will credit back to your account all or a portion of any deferred sales charge that you paid if, within 90 days after the redemption, all or any portion of your redemption proceeds are reinvested in shares of the same share class of any of the Funds. YOU MUST NOTIFY THE FUNDS OF YOUR ELIGIBILITY FOR THIS CREDIT. The shares you receive at the time of such reinvestment will be subject to any applicable deferred sales charges, which will be calculated and based on the NAV of the shares at the time of reinvestment (the deferred sales charge period will start over on the reinvestment date).


     EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Fund shares for shares of equal value of the same class of another Fund (if you are eligible to purchase shares of that class of the other Fund).

     The minimum amount which you may exchange is $1,000. If you exchange shares that are subject to a deferred sales charge, the charge will not be imposed when the exchange is made. However, the acquired shares will be subject to the same deferred sales charge as the shares exchanged (as if no exchange had occurred). The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.


     EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer telephone redemptions if you are redeeming shares worth at least $1,000 but not more than $50,000. If you completed the appplicable section of the account application, you may redeem shares by calling 1-800-370-0612. Redemption proceeds will be sent by check to your address of record, by wire to your pre-determined bank, or by electronic funds transfer via the Automated Clearing House (ACH) network to the bank account established on your fund account. There is a $15 fee for each wire transfer. If proceeds are sent via the ACH network, the funds are usually available in 2-3 business days.


     Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.


     MONTHLY CASH WITHDRAWAL PLAN. You can elect to participate in our Monthly Cash Withdrawal Plan by completing the Systematic Withdrawal Plan section on the regular Account Application. This plan allows you to arrange for automatic withdrawals from your Fund account. Payments may be sent via check to your address of record or sent to a pre-authorized bank account by electronic funds transfer via the Automated Clearing House (ACH) network, provided your bank is a member. You select the schedule for systematic withdrawals, which may be on a monthly quarterly or annually. You also select the amount of each systematic withdrawal, subject to a $100 minimum. To begin systematic withdrawals, you must have a Fund account valued at $10,000 or more. The Monthly Cash Withdrawal Plan may be terminated or modified by contacting the transfer agent within 5 days of the effective date.

     IRA REDEMPTIONS. An investor who has an IRA or other retirement plans must indicate on his or her redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.



                             DISTRIBUTIONS AND TAXES


DISTRIBUTIONS

     If you elect to have distributions paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. If you elect to receive distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.



TAXES
     Distributions from a Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. Also, an exchange of a Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gains on the transaction may be subject to federal income tax. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.


"BUYING A DISTRIBUTION"
     On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.


     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.


                                                                NET REALIZED
                                  BEGINNING                          AND                         DISTRIBUTIONS
                                  NET ASSET         NET          UNREALIZED                        FROM NET
                                  VALUE PER     INVESTMENT     GAIN (LOSS) ON     TOTAL FROM       REALIZED
                                    SHARE          LOSS          INVESTMENTS      OPERATIONS         GAINS
                                 -----------   ------------   ----------------   ------------   --------------
GROWTH FUND
Class A
 Year ended 12/31/04 .........     $ 6.96          (0.12)             0.12              --              --
 Year ended 12/31/03 .........     $ 5.76          (0.02)             1.22            1.20              --
 Year ended 12/31/02 .........     $ 7.42          (0.07)            (1.59)          (1.66)             --
 Year ended 12/31/01 .........     $11.29          (0.13)            (2.75)          (2.88)          (0.99)
 Year ended 12/31/00 .........     $17.68          (0.21)            (2.50)          (2.71)          (3.68)
Class B
 Year ended 12/31/04 .........     $ 6.37          (0.16)             0.12           (0.04)             --
 Year ended 12/31/03 .........     $ 5.32          (0.06)             1.11            1.05              --
 Year ended 12/31/02 .........     $ 6.90          (0.11)            (1.47)          (1.58)             --
 Year ended 12/31/01 .........     $10.66          (0.19)            (2.58)          (2.77)          (0.99)
 Year ended 12/31/00 .........     $17.07          (0.32)            (2.41)          (2.73)          (3.68)
Class C
 Year ended 12/31/04 .........     $ 6.41          (0.16)             0.11           (0.05)             --
 Year ended 12/31/03 .........     $ 5.35          (0.06)             1.12            1.06              --
 Year ended 12/31/02 .........     $ 6.94          (0.11)            (1.48)          (1.59)             --
 Year ended 12/31/01 .........     $10.71          (0.19)            (2.59)          (2.78)          (0.99)
 Year ended 12/31/00 .........     $17.13          (0.33)            (2.41)          (2.74)          (3.68)
U.S. EMERGING GROWTH FUND Class A
 Year ended 12/31/04 .........     $12.34          (0.33)             1.76             1.43             --
 Year ended 12/31/03 .........     $ 8.65          (0.26)             3.95             3.69             --
 Year ended 12/31/02 .........     $12.04          (0.23)            (3.16)           (3.39)            --
 Year ended 12/31/01 .........     $13.81          (0.19)            (1.58)           (1.77)            --
 Year ended 12/31/00 .........     $21.85          (0.20)            (5.83)           (6.03)         (2.01)
Class B
 Year ended 12/31/04 .........     $11.59          (0.40)             1.64             1.24             --
 Year ended 12/31/03 .........     $ 8.18          (0.32)             3.73             3.41             --
 Year ended 12/31/02 .........     $11.48          (0.29)            (3.01)           (3.30)            --
 Year ended 12/31/01 .........     $13.26          (0.27)            (1.51)           (1.78)            --
 Year ended 12/31/00 .........     $21.25          (0.35)            (5.63)           (5.98)         (2.01)
Class C
 Year ended 12/31/04 .........     $11.58          (0.40)             1.64             1.24             --
 Year ended 12/31/03 .........     $ 8.17          (0.32)             3.73             3.41             --
 Year ended 12/31/02 .........     $11.47          (0.29)            (3.01)           (3.30)            --
 Year ended 12/31/01 .........     $13.25          (0.27)            (1.51)           (1.78)            --
 Year ended 12/31/00 .........     $21.24          (0.35)            (5.63)           (5.98)         (2.01)


------------------

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund and U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.86% for the Growth Fund and 0.79% for the U.S. Emerging Growth Fund.

(3) Including interest expense and dividends on short sale positions.

         ENDING              RATIO TO AVERAGE NET ASSETS
       NET ASSET    ---------------------------------------------                         PORTFOLIO      NET ASSETS AT
       VALUE PER     NET INVESTMENT        NET          GROSS              TOTAL           TURNOVER      END OF PERIOD
         SHARE            LOSS          EXPENSES     EXPENSES(3)         RETURN(1)           RATE       (000'S OMITTED)
      -----------   ----------------   ----------   -------------   ------------------   -----------   ----------------


        $ 6.96            (1.78)%          2.87%         2.87%              0.00%              295%           $   447
        $ 6.96            (0.29)%          2.55%         2.55%             20.83%              135%           $   716
        $ 5.76            (1.15)%          2.55%         2.55%            (22.37)%(2)          215%           $   746
        $ 7.42            (1.41)%          2.08%         2.08%            (25.38)%             146%           $ 1,982
        $11.29            (1.22)%          1.77%         1.77%            (15.61)%             165%           $ 2,162

        $ 6.33            (2.53)%          3.62%         3.62%            ( 0.63)%             295%           $   706
        $ 6.37            (1.04)%          3.30%         3.30%             19.74%              135%           $ 1,264
        $ 5.32            (1.90)%          3.30%         3.30%            (22.90)%(2)          215%           $ 1,143
        $ 6.90            (2.16)%          2.83%         2.83%            (25.85)%             146%           $ 1,819
        $10.66            (1.97)%          2.52%         2.52%            (16.30)%             165%           $ 3,145

        $ 6.36            (2.53)%          3.62%         3.62%            ( 0.78)%             295%           $   220
        $ 6.41            (1.04)%          3.30%         3.30%             19.81%              135%           $   290
        $ 5.35            (1.90)%          3.30%         3.30%            (22.91)%(2)          215%           $   303
        $ 6.94            (2.16)%          2.83%         2.83%            (25.83)%             146%           $   644
        $10.71            (1.97)%          2.52%         2.52%            (16.32)%             165%           $ 1,250


        $13.77            (2.66)%          2.76%         2.76%             11.59%               74%           $ 8,857
        $12.34            (2.37)%          2.47%         2.47%             42.66%               62%           $10,110
        $ 8.65            (2.29)%          2.61%         2.61%            (28.16)%(2)          104%           $ 9,389
        $12.04            (1.67)%          2.14%         2.14%            (12.82)%              86%           $23,300
        $13.81            (0.90)%          1.82%         1.82%            (27.21)%             112%           $38,791

        $12.83            (3.41)%          3.51%         3.51%             10.70%               74%           $11,703
        $11.59            (3.12)%          3.22%         3.22%             41.69%               62%           $14,513
        $ 8.18            (3.04)%          3.36%         3.36%            (28.75)%(2)          104%           $12,217
        $11.48            (2.42)%          2.89%         2.89%            (13.42)%              86%           $21,351
        $13.26            (1.65)%          2.57%         2.57%            (27.75)%             112%           $29,279

        $12.82            (3.41)%          3.51%         3.51%             10.71%               74%           $ 5,433
        $11.58            (3.12)%          3.22%         3.22%             41.74%               62%           $ 7,286
        $ 8.17            (3.04)%          3.36%         3.36%            (28.77)%(2)          104%           $ 6,478
        $11.47            (2.42)%          2.89%         2.89%            (13.43)%              86%           $13,006
        $13.25            (1.65)%          2.57%         2.57%            (27.76)%             112%           $19,627

                                                                NET REALIZED
                                  BEGINNING                          AND                         DISTRIBUTIONS
                                  NET ASSET         NET          UNREALIZED                        FROM NET
                                  VALUE PER     INVESTMENT     GAIN (LOSS) ON     TOTAL FROM       REALIZED
                                    SHARE          LOSS          INVESTMENTS      OPERATIONS         GAINS
                                 -----------   ------------   ----------------   ------------   --------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/04 .........      $11.21         (0.27)             1.77             1.50             --
 Year ended 12/31/03 .........      $ 7.84         (0.02)             3.39             3.37             --
 Year ended 12/31/02 .........      $11.73         (0.10)            (3.79)           (3.89)            --
 Year ended 12/31/01 .........      $16.84         (0.26)            (4.85)           (5.11)            --
 Year ended 12/31/00 .........      $21.42         (0.35)            (2.11)           (2.46)         (2.12)
Class B
 Year ended 12/31/04 .........      $10.63         (0.34)             1.67             1.33             --
 Year ended 12/31/03 .........      $ 7.49         (0.09)             3.23             3.14             --
 Year ended 12/31/02 .........      $11.29         (0.16)            (3.64)           (3.80)            --
 Year ended 12/31/01 .........      $16.34         (0.35)            (4.70)           (5.05)            --
 Year ended 12/31/00 .........      $21.00         (0.50)            (2.04)           (2.54)         (2.12)
Class C
 Year ended 12/31/04 .........      $10.59         (0.33)             1.66             1.33             --
 Year ended 12/31/03 .........      $ 7.46         (0.09)             3.22             3.13             --
 Year ended 12/31/02 .........      $11.25         (0.16)            (3.63)           (3.79)            --
 Year ended 12/31/01 .........      $16.28         (0.35)            (4.68)           (5.03)            --
 Year ended 12/31/00 .........      $20.93         (0.50)            (2.03)           (2.53)         (2.12)
TWENTY-FIVE FUND
Class A
 Year ended 12/31/04 .........      $ 7.96         (0.23)             0.66             0.43             --
 Year ended 12/31/03 .........      $ 6.62         (0.17)             1.51             1.34             --
 Year ended 12/31/02 .........      $10.01         (0.16)            (3.23)           (3.39)            --
 Year ended 12/31/01 .........      $17.05         (0.19)            (3.81)           (4.00)         (3.04)
 Year ended 12/31/00 .........      $22.74         (0.45)            (3.91)           (4.36)         (1.33)
Class B
 Year ended 12/31/04 .........      $ 7.50         (0.27)             0.61             0.34             --
 Year ended 12/31/03 .........      $ 6.28         (0.22)             1.44             1.22             --
 Year ended 12/31/02 .........      $ 9.56         (0.21)            (3.07)           (3.28)            --
 Year ended 12/31/01 .........      $16.59         (0.29)            (3.70)           (3.99)         (3.04)
 Year ended 12/31/00 .........      $22.34         (0.61)            (3.81)           (4.42)         (1.33)
Class C
 Year ended 12/31/04 .........      $ 7.55         (0.28)             0.63             0.35             --
 Year ended 12/31/03 .........      $ 6.33         (0.22)             1.44             1.22             --
 Year ended 12/31/02 .........      $ 9.63         (0.21)            (3.09)           (3.30)            --
 Year ended 12/31/01 .........      $16.69         (0.29)            (3.73)           (4.02)         (3.04)
 Year ended 12/31/00 .........      $22.48         (0.61)            (3.85)           (4.46)         (1.33)



------------------
(1) Including interest expense and dividends on short sale positions.

(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Opportunity Fund and Twenty-Five Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.28% for the Opportunity Fund and 1.28% for the Twenty-Five Fund.

                           RATIO TO AVERAGE NET ASSETS
                   ---------------------------------------------
        ENDING
      NET ASSET                                                                          PORTFOLIO      NET ASSETS AT
      VALUE PER     NET INVESTMENT        NET          GROSS              TOTAL           TURNOVER      END OF PERIOD
        SHARE            LOSS          EXPENSES     EXPENSES(1)         RETURN(2)           RATE       (000'S OMITTED)
     -----------   ----------------   ----------   -------------   ------------------   -----------   ----------------


        $12.71           (2.32)%          2.88%         3.21%             13.38%           248%            $ 8,482
        $11.21           (0.16)%          2.62%         2.67%             42.98%           147%            $13,818
        $ 7.84           (1.14)%          2.83%         3.13%            (33.16)%(3)       302%            $10,018
        $11.73           (1.95)%          2.26%         2.76%            (30.34)%          192%            $26,057
        $16.84           (1.56)%          2.07%         2.19%            (11.70)%          286%            $55,499

        $11.96           (3.07)%          3.63%         3.96%             12.51%           248%            $13,516
        $10.63           (0.91)%          3.37%         3.42%             41.92%           147%            $15,557
        $ 7.49           (1.89)%          3.58%         3.88%            (33.66)%(3)       302%            $12,246
        $11.29           (2.70)%          3.01%         3.51%            (30.91)%          192%            $26,266
        $16.34           (2.31)%          2.82%         2.94%            (12.31)%          286%            $37,654

        $11.92           (3.07)%          3.63%         3.96%             12.56%           248%            $ 5,694
        $10.59           (0.91)%          3.37%         3.42%             41.96%           147%            $ 7,604
        $ 7.46           (1.89)%          3.58%         3.88%            (33.69)%(3)       302%            $ 6,444
        $11.25           (2.70)%          3.01%         3.51%            (30.90)%          192%            $17,467
        $16.28           (2.31)%          2.82%         2.94%            (12.31)%          286%            $27,188


        $ 8.39           (2.94)%          3.58%         3.60%              5.40%           212%            $ 1,518
        $ 7.96           (2.28)%          3.48%         N/A               20.24%           122%            $ 2,081
        $ 6.62           (2.07)%          3.51%         3.54%            (33.87)%(3)       178%            $ 2,611
        $10.01           (1.33)%          2.61%         2.66%            (22.85)%          121%            $ 6,525
        $17.05           (2.04)%          2.15%         2.43%            (19.29)%          115%            $15,353

        $ 7.84           (3.69)%          4.33%         4.35%              4.53%           212%            $ 2,863
        $ 7.50           (3.03)%          4.23%         N/A               19.43%           122%            $ 4,389
        $ 6.28           (2.82)%          4.26%         4.29%            (34.31)%(3)       178%            $ 4,578
        $ 9.56           (2.08)%          3.36%         3.41%            (23.43)%          121%            $10,152
        $16.59           (2.79)%          2.90%         3.18%            (19.91)%          115%            $16,690

        $ 7.90           (3.69)%          4.33%         4.35%              4.64%           212%            $ 1,125
        $ 7.55           (3.03)%          4.23%         N/A               19.27%           122%            $ 1,871
        $ 6.33           (2.82)%          4.26%         4.29%            (34.27)%(3)       178%            $ 2,308
        $ 9.63           (2.08)%          3.36%         3.41%            (23.48)%          121%            $ 5,380
        $16.69           (2.79)%          2.90%         3.18%            (19.96)%          115%            $11,088

                                                                                 NET REALIZED
                                                BEGINNING                             AND                         DISTRIBUTIONS
                                                NET ASSET          NET            UNREALIZED                        FROM NET
                                                VALUE PER       INVESTMENT      GAIN (LOSS) ON     TOTAL FROM       REALIZED
                                                  SHARE       INCOME (LOSS)       INVESTMENTS      OPERATIONS         GAINS
                                               -----------   ---------------   ----------------   ------------   --------------
MID-CAP GROWTH FUND
Class A
 Year ended 12/31/04 .......................     $ 8.06           (0.28)               0.40             0.12             --
 Year ended 12/31/03 .......................     $ 5.87           (0.28)               2.47             2.19             --
 Year ended 12/31/02 .......................     $ 8.26           (0.24)              (2.15)           (2.39)            --
 Year ended 12/31/01 .......................     $10.65           (0.21)              (2.06)           (2.27)         (0.12)
 Period from 06/30/00* to 12/31/00 .........     $10.00            0.01                0.95             0.96          (0.31)
Class B
 Year ended 12/31/04 .......................     $ 7.85           (0.33)               0.40             0.07             --
 Year ended 12/31/03 .......................     $ 5.76           (0.33)               2.42             2.09             --
 Year ended 12/31/02 .......................     $ 8.16           (0.29)              (2.11)           (2.40)            --
 Year ended 12/31/01 .......................     $10.61           (0.27)              (2.06)           (2.33)         (0.12)
 Period from 06/30/00* to 12/31/00 .........     $10.00           (0.03)               0.95             0.92          (0.31)
Class C
 Year ended 12/31/04 .......................     $ 7.84           (0.33)               0.40             0.07             --
 Year ended 12/31/03 .......................     $ 5.76           (0.33)               2.41             2.08             --
 Year ended 12/31/02 .......................     $ 8.16           (0.29)              (2.11)           (2.40)            --
 Year ended 12/31/01 .......................     $10.60           (0.27)              (2.05)           (2.32)         (0.12)
 Period from 06/30/00* to 12/31/00 .........     $10.00           (0.03)               0.94             0.91          (0.31)
SCIENCE & TECHNOLOGY FUND
Class A
 Year ended 12/31/04 .......................     $ 5.93           (0.47)               0.75             0.28             --
 Year ended 12/31/03 .......................     $ 4.75           (0.47)               1.65             1.18             --
 Year ended 12/31/02 .......................     $ 8.14           (0.43)              (2.96)           (3.39)            --
 Year ended 12/31/01 .......................     $ 9.16           (0.34)              (0.68)           (1.02)            --
 Period from 06/30/00* to 12/31/00 .........     $10.00           (0.05)              (0.79)           (0.84)            --
Class B
 Year ended 12/31/04 .......................     $ 5.77           (0.50)               0.73             0.23             --
 Year ended 12/31/03 .......................     $ 4.67           (0.49)               1.59             1.10             --
 Year ended 12/31/02 .......................     $ 8.06           (0.46)              (2.93)           (3.39)            --
 Year ended 12/31/01 .......................     $ 9.14           (0.39)              (0.69)           (1.08)            --
 Period from 06/30/00* to 12/31/00 .........     $10.00           (0.09)              (0.77)           (0.86)            --
Class C
 Year ended 12/31/04 .......................     $ 5.77           (0.50)               0.73             0.23             --
 Year ended 12/31/03 .......................     $ 4.67           (0.49)               1.59             1.10             --
 Year ended 12/31/02 .......................     $ 8.06           (0.46)              (2.93)           (3.39)            --
 Year ended 12/31/01 .......................     $ 9.14           (0.39)              (0.69)           (1.08)            --
 Period from 06/30/00* to 12/31/00 .........     $10.00           (0.09)              (0.77)           (0.86)            --


------------------
 *Commencement of operations.
(1) Excluding interest expense, net of reimbursement.
(2) Excluding interest expense, before reimbursement.

(3) Including interest expense and dividends on short sales positions, before reimbursement.
(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(5) Adjusted to an annual basis.

                                    RATIO TO AVERAGE NET ASSETS
                 -----------------------------------------------------------------
        ENDING          NET
      NET ASSET     INVESTMENT                                   GROSS EXPENSES                   PORTFOLIO    NET ASSETS AT
      VALUE PER       INCOME           NET          GROSS      INCLUDING INTEREST      TOTAL       TURNOVER    END OF PERIOD
        SHARE         (LOSS)       EXPENSES(1)   EXPENSES(2)       EXPENSE(3)        RETURN(4)       RATE     (000'S OMITTED)
     ----------- ---------------- ------------- ------------- -------------------- ------------- ----------- ----------------


       $ 8.18          (3.56)%        3.66%         3.66%              3.68%             1.49%      120%          $ 1,127
       $ 8.06          (3.93)%        4.24%         4.24%               N/A             37.31%      156%          $ 3,788
       $ 5.87          (3.47)%        4.13%         4.13%               N/A            (28.93)%     276%          $ 3,412
       $ 8.26          (2.45)%        3.20%         3.20%              3.23%           (21.27)%     213%          $ 6,405
       $10.65           0.18%(5)      2.31%(5)      3.35%(5)            N/A              9.67%      164%          $19,581

       $ 7.92          (4.31)%        4.41%         4.41%              4.43%             0.89%      120%          $ 2,133
       $ 7.85          (4.68)%        4.99%         4.99%               N/A             36.28%      156%          $ 2,888
       $ 5.76          (4.22)%        4.88%         4.88%               N/A            (29.41)%     276%          $ 2,500
       $ 8.16          (3.20)%        3.95%         3.95%              3.98%           (21.92)%     213%          $ 3,998
       $10.61          (0.57)%(5)     3.06%(5)      4.10%(5)            N/A              9.27%      164%          $ 5,054

       $ 7.91          (4.31)%        4.41%         4.41%              4.43%             0.89%      120%          $   284
       $ 7.84          (4.68)%        4.99%         4.99%               N/A             36.11%      156%          $   532
       $ 5.76          (4.22)%        4.88%         4.88%               N/A            (29.41)%     276%          $   539
       $ 8.16          (3.20)%        3.95%         3.95%              3.98%           (21.84)%     213%          $ 1,397
       $10.60          (0.57)%(5)     3.06%(5)      4.10%(5)            N/A              9.17%      164%          $ 3,540


       $ 6.21          (8.07)%        7.86%         7.86%              8.15%             4.72%      178%          $   196
       $ 5.93          (8.48)%        8.79%         8.79%              8.87%            24.84%      149%          $   504
       $ 4.75          (6.95)%        7.48%         7.48%              7.66%           (41.65)%     261%          $   830
       $ 8.14          (4.35)%        4.85%         4.85%              5.00%           (11.14)%     254%          $ 2,338
       $ 9.16          (0.90)%(5)     2.71%(5)      4.48%(5)            N/A             (8.40)%     162%          $ 6,913

       $ 6.00          (8.82)%        8.61%         8.61%              8.90%             3.99%      178%          $    86
       $ 5.77          (9.23)%        9.54%         9.54%              9.62%            23.55%      149%          $   176
       $ 4.67          (7.70)%        8.23%         8.23%              8.41%           (42.06)%     261%          $   330
       $ 8.06          (5.10)%        5.60%         5.60%              5.75%           (11.82)%     254%          $   775
       $ 9.14          (1.65)%(5)     3.46%(5)      5.23%(5)            N/A             (8.60)%     162%          $   883

       $ 6.00          (8.82)%        8.61%         8.61%              8.90%             3.99%      178%          $   168
       $ 5.77          (9.23)%        9.54%         9.54%              9.62%            23.55%      149%          $   455
       $ 4.67          (7.70)%        8.23%         8.23%              8.41%           (42.06)%     261%          $   506
       $ 8.06          (5.10)%        5.60%         5.60%              5.75%           (11.82)%     254%          $ 1,740
       $ 9.14          (1.65)%(5)     3.46%(5)      5.23%(5)            N/A             (8.60)%     162%          $ 3,548

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

      [LOGO]                                                JUNDT FUNDS
    JUNDT FUNDS                                        PURCHASE APPLICATION
GROWTH WITH AN EDGE(SM)                  PLEASE DO NOT USE THIS FORM FOR IRA ACCOUNTS.

Mail To:                                    Overnight Express Mail To:                    By Wire:
   Jundt Funds                                 Jundt Funds                                   U.S. Bank, N.A.
   c/o U.S. Bancorp Fund Services, LLC         c/o U.S. Bancorp Fund Services, LLC           Milwaukee, WI 53202
   PO Box 701                                  615 E. Michigan St., 3rd Floor                ABA#: 042000013
   Milwaukee, WI 53201-0701                    Milwaukee, WI 53202-5207                      Credit: U.S. Bancorp Fund Services
                                                                                             Account #: 112-952-137
                                                                                             Further Credit: Jundt Funds
                                                                                                             (Acct No. & Name)

                                For additional information please call toll-free 1-800-370-0612.

------------------------------------------------------------------------------------------------------------------------------------
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify, and record the following information for all registered owners or others who may be authorized to act on an account: FULL NAME, DATE OF
BIRTH, SOCIAL SECURITY NUMBER, AND PERMANENT STREET ADDRESS. CORPORATE, TRUST, AND OTHER ENTITY ACCOUNTS REQUIRE ADDITIONAL
DOCUMENTATION. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day's net asset value.
-----------------------------------------------------------------------------------------------------------------------------------
1. INVESTOR INFORMATION -- SELECT ONE

[ ] Individual
                    __________________________________     ______     _____________________________________    _____________________
                    FIRST NAME                             M.I.       LAST NAME                                DOB (Mo/Dy/Yr)

                    _____________________________________________     _____________________________________    _____________________
                    SOCIAL SECURITY NUMBER                            DRIVER'S LICENSE OR STATE I.D. NUMBER    STATE OF ISSUE

[ ] Joint Owner
                    __________________________________     ______     _____________________________________    _____________________
                    FIRST NAME                             M.I.       LAST NAME                                DOB (Mo/Dy/Yr)

                    _____________________________________________     _____________________________________    _____________________
                    SOCIAL SECURITY NUMBER                            DRIVER'S LICENSE OR STATE I.D. NUMBER    STATE OF ISSUE
                    REGISTRATION WILL BE JOINT TENANCY WITH RIGHTS OF SURVIVORSHIP (JTWROS), UNLESS OTHERWISE SPECIFIED.

[ ] Gift to Minor
                    __________________________________     ______     _____________________________________    _____________________
                    CUSTODIAN'S FIRST NAME                 M.I.       LAST NAME                                DOB (Mo/Dy/Yr)
                    (ONLY ONE PERMITTED)

                    _____________________________________________     _____________________________________    _____________________
                    CUSTODIAN'S SOCIAL SECURITY NUMBER                DRIVER'S LICENSE OR STATE I.D. NUMBER    STATE OF ISSUE

                    __________________________________     ______     _____________________________________    _____________________
                    MINOR'S FIRST NAME                     M.I.       LAST NAME                                DOB (Mo/Dy/Yr)
                    (ONLY ONE PERMITTED)

                    _____________________________________________     _____________________________________
                    MINOR'S SOCIAL SECURITY NUMBER                    MINOR'S STATE OF RESIDENCE

[ ] Corporation/
    Trust*
                    ________________________________________________________________________________________________________________
                    NAME OF TRUST/CORPORATION/PARTNERSHIP AND STATE OF ORGANIZATION

[ ] Partnership*
                    ________________________________________________________________________________________________________________
                    NAME OF TRUSTEE(S)

[ ] Other Entity*
                    __________________________________________________     _________________________________________________________
                    SOCIAL SECURITY NUMBER / TAX ID NUMBER                 DATE OF AGREEMENT (Mo/Dy/Yr)

* You must supply documentation to substantiate existence of your organization (i.e., Articles of
  Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents.)

REMEMBER TO INCLUDE A SEPARATE SHEET DETAILING THE FULL NAME, DATE OF BIRTH, SOCIAL SECURITY NUMBER AND PERMANENT STREET ADDRESS FOR
ALL AUTHORIZED INDIVIDUALS.

====================================================================================================================================
2. PERMANENT STREET ADDRESS (P.O. Box is not acceptable)              [ ] Mailing Address (if different from Permanent):
(Residential Address or Principal Place of Business)                      IF COMPLETED, THIS ADDRESS WILL BE USED AS THE ADDRESS OF
                                                                          RECORD FOR ALL STATEMENTS, CHECKS, AND REQUIRED MAILINGS.
______________________________________________     _________
STREET                                             APT/SUITE

________________________________    __________     _________              ____________________________________________     _________
CITY                                STATE          ZIP CODE               STREET                                           APT/SUITE

_______________________________     _____________________________         ________________________________     _______     _________
DAYTIME PHONE NUMBER                EVENING PHONE NUMBER                  CITY                                 STATE       ZIP CODE

------------------------------------------------------------------------------------------------------------------------------------
[ ] Duplicate Statement #1:                                           [ ] Duplicate Statement #2:
    COMPLETE ONLY IF YOU WISH SOMEONE OTHER THAN THE ACCOUNT              COMPLETE ONLY IF YOU WISH SOMEONE OTHER THAN THE ACCOUNT
    OWNER(S) TO RECEIVE DUPLICATE STATEMENTS.                             OWNER(S) TO RECEIVE DUPLICATE STATEMENTS.

______________________________________________     _________              ____________________________________________     _________
STREET                                             APT/SUITE              STREET                                           APT/SUITE

________________________________    __________     _________              ________________________________     _______     _________
CITY                                STATE          ZIP CODE               CITY                                 STATE       ZIP CODE

====================================================================================================================================
3. INVESTMENT CHOICES      [ ] By check: Make check payable to Jundt Funds. $ ____________
                               NOTE: GENERALLY, CASHIER'S CHECKS OF $10,000 OR LESS, MONEY ORDERS OF ANY AMOUNT, AND
                               THIRD PARTY CHECKS ARE NOT ACCEPTED.
                           [ ] By wire: Call 1-800-370-0612. Indicate amount of wire $ ____________

                               NOTE: BEFORE YOU MAY WIRE FUNDS, THE TRANSFER AGENT MUST HAVE YOUR COMPLETED ACCOUNT APPLICATION.


FUND NAME                                              INVESTMENT AMOUNT                   DISTRIBUTION OPTION
---------                                             -------------------                  -------------------
                                                        $1,000 MINIMUM
                                                                          CAPITAL GAINS &     CAPITAL GAINS          CAPITAL GAINS
                                                                             DIVIDENDS          REINVESTED &           & DIVIDENDS
                                                                             REINVESTED       DIVIDENDS IN CASH*         IN CASH*

[ ] Jundt Growth - Class A                    664      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Growth - Class B                    670      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Growth - Class C                    676      $ ____________           [ ]                  [ ]                   [ ]

[ ] Jundt U.S. Emerging Growth - Class A      665      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt U.S. Emerging Growth - Class B      671      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt U.S. Emerging Growth - Class C      677      $ ____________           [ ]                  [ ]                   [ ]

[ ] Jundt Opportunity - Class A               666      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Opportunity - Class B               672      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Opportunity - Class C               678      $ ____________           [ ]                  [ ]                   [ ]

[ ] Jundt Twenty-Five - Class A               667      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Twenty-Five - Class B               673      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Twenty-Five - Class C               679      $ ____________           [ ]                  [ ]                   [ ]

[ ] Jundt Mid-Cap Growth - Class A            668      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Mid-Cap Growth - Class B            674      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Mid-Cap Growth - Class C            680      $ ____________           [ ]                  [ ]                   [ ]

[ ] Jundt Science & Technology - Class A      669      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Science & Technology - Class B      675      $ ____________           [ ]                  [ ]                   [ ]
[ ] Jundt Science & Technology - Class C      681      $ ____________           [ ]                  [ ]                   [ ]

                                                                                IF NOTHING IS CHECKED, ALL DISTRIBUTIONS WILL BE
                                                                                REINVESTED.

                                                                                * Unless otherwise indicated, cash distributions
                                                                                  will be mailed to the address in Section 2.

-----------------------------------------------------------------------------------------------------------------------------------
4. AUTOMATIC INVESTMENT PLAN            If you choose this option, funds will be automatically transferred from your bank account monthly. Please attach a voided check or preprinted savings deposit slip to
                                        Section 7 of this application. We are unable to debit mutual fund or pass-through
                                        ("for further credit") accounts.
Your signed application must be
received at least 15 business days
prior to initial transaction.
                                                               Amount per Draw    AIP Start Month      AIP Start Day

[ ]      Jundt Growth - Class A                    664        $ ____________        ____________        ____________
[ ]      Jundt Growth - Class B                    670        $ ____________        ____________        ____________
[ ]      Jundt Growth - Class C                    676        $ ____________        ____________        ____________

[ ]      Jundt U.S. Emerging Growth - Class A      665        $ ____________        ____________        ____________
[ ]      Jundt U.S. Emerging Growth - Class B      671        $ ____________        ____________        ____________
[ ]      Jundt U.S. Emerging Growth - Class C      677        $ ____________        ____________        ____________

[ ]      Jundt Opportunity - Class A               666        $ ____________        ____________        ____________
[ ]      Jundt Opportunity - Class B               672        $ ____________        ____________        ____________
[ ]      Jundt Opportunity - Class C               678        $ ____________        ____________        ____________

[ ]      Jundt Twenty-Five - Class A               667        $ ____________        ____________        ____________
[ ]      Jundt Twenty-Five - Class B               673        $ ____________        ____________        ____________
[ ]      Jundt Twenty-Five - Class C               679        $ ____________        ____________        ____________

[ ]      Jundt Mid-Cap Growth - Class A            668        $ ____________        ____________        ____________
[ ]      Jundt Mid-Cap Growth - Class B            674        $ ____________        ____________        ____________
[ ]      Jundt Mid-Cap Growth - Class C            680        $ ____________        ____________        ____________

[ ]      Jundt Science & Technology - Class A      669        $ ____________        ____________        ____________
[ ]      Jundt Science & Technology - Class B      675        $ ____________        ____________        ____________
[ ]      Jundt Science & Technology - Class C      681        $ ____________        ____________        ____________

                                                              Please Keep in Mind That:
                                                              * There is a $25 fee if the automatic purchase cannot be made
                                                                (assessed by redeeming shares from your account).
                                                              * Participation in the plan will be terminated upon redemption of all shares.
-----------------------------------------------------------------------------------------------------------------------------------
5. TELEPHONE AND                     [ ] REDEMPTION ($1,000 minimum)-- permits the transfer of funds via any of these methods:
   INTERNET OPTIONS                      [ ] Check to address in section 2
                                         [ ] Federal wire to your bank account below ($15.00 charge for each wire)*
   Your signed Application               [ ] EFT, at no charge, to your bank account below (funds are typically credited within
   must be received at least                 two days after redemption)*
   15 business days prior to         [ ] PURCHASE (EFT) ($50 minimum) -- permits the on-demand purchase of shares from your
   initial transaction.                  bank account.*
                                     [ ] EXCHANGE ($1,000 minimum) -- permits the exchange of shares between identically registered accounts.
                                     [ ] E-MAIL ADDRESS -- permits the fund to send you updates _________________________

                                     *IF YOU SELECTED ANY OF THESE OPTIONS, PLEASE ATTACH A VOIDED CHECK OR A PREPRINTED SAVINGS
                                      DEPOSIT SLIP TO THIS APPLICATION. WE ARE UNABLE TO DRAFT OR CREDIT YOUR ACCOUNT VIA EFT IF
                                      IT IS A MUTUAL FUND OR PASS-THROUGH ACCOUNT.

-----------------------------------------------------------------------------------------------------------------------------------
6. SYSTEMATIC                       Systematic Withdrawal Plan ($100   minimum and $10,000 account value minimum)-- permits the
   WITHDRAWAL PLAN                  automatic withdrawal of funds.
                                    [ ] Payments will be mailed to the address in Section 2
Your signed application
must be received at least           [ ] Payments will be deposited directly into your bank account. Please attach a voided check
15 business days prior to               or a preprinted savings deposit slip to Section 7 of this application. We are unable to
initial transaction.                    credit mutual fund or pass-through ("for further credit") accounts.
                                    Make payments   [ ] Monthly   [ ] Quarterly   [ ] Annually starting with the month given here:
                                                          Amount per Withdrawal   SWP Start Month      SWP Start Day

[ ]      Jundt Growth - Class A                    664        $ ____________        ____________        ____________
[ ]      Jundt Growth - Class B                    670        $ ____________        ____________        ____________
[ ]      Jundt Growth - Class C                    676        $ ____________        ____________        ____________
[ ]      Jundt U.S. Emerging Growth - Class A      665        $ ____________        ____________        ____________
[ ]      Jundt U.S. Emerging Growth - Class B      671        $ ____________        ____________        ____________
[ ]      Jundt U.S. Emerging Growth - Class C      677        $ ____________        ____________        ____________
[ ]      Jundt Opportunity - Class A               666        $ ____________        ____________        ____________
[ ]      Jundt Opportunity - Class B               672        $ ____________        ____________        ____________
[ ]      Jundt Opportunity - Class C               678        $ ____________        ____________        ____________
[ ]      Jundt Twenty-Five - Class A               667        $ ____________        ____________        ____________
[ ]      Jundt Twenty-Five - Class B               673        $ ____________        ____________        ____________
[ ]      Jundt Twenty-Five - Class C               679        $ ____________        ____________        ____________
[ ]      Jundt Mid-Cap Growth - Class A            668        $ ____________        ____________        ____________
[ ]      Jundt Mid-Cap Growth - Class B            674        $ ____________        ____________        ____________
[ ]      Jundt Mid-Cap Growth - Class C            680        $ ____________        ____________        ____________
[ ]      Jundt Science & Technology - Class A      669        $ ____________        ____________        ____________
[ ]      Jundt Science & Technology - Class B      675        $ ____________        ____________        ____________
[ ]      Jundt Science & Technology - Class C      681        $ ____________        ____________        ____________
-----------------------------------------------------------------------------------------------------------------------------------
7. VOIDED CHECK FOR                   -----                                                                                -----
   BANK INFORMATION                   |                                                                                         |
                                      |                                                                                         |
   If you have selected               |                                                                                         |
   an automatic
   investment plan, wire
   redemptions, EFT
   purchases, EFT
   redemptions or a
   systematic withdrawal                                            PLEASE ATTACH
   plan, please attach a                                           VOIDED CHECK OR
   voided check or a                                             PRE-PRINTED SAVINGS
   preprinted savings                                             DEPOSIT SLIP HERE
   deposit slip in this
   space. We are unable
   to debit or credit
   mutual fund or
   pass-through accounts.

   Please contact your
   financial institution
   to determine if it                 |                                                                                         |
   participates in the                |                                                                                         |
   Automated Clearing                 |                                                                                         |
   House system (ACH).                -----                                                                                -----
-----------------------------------------------------------------------------------------------------------------------------------
8. LETTER OF INTENT                 |_| I agree to the terms of the Letter of Intent set forth in the prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in shares of Jundt
                                        Funds on which a sales load has been paid an aggregate amount equal to at least:
                                    |_| $50,000    |_| $100,000    |_| $250,000    |_| $500,000

------------------------------------------------------------------------------------------------------------------------------------
9. RIGHT OF                        As set forth in the prospectus, a reduced sales load applies to any purchase of Jundt Funds
   ACCUMULATION                    shares sold with a front-end sales load. Below is a list of accounts of qualifying individuals, organizations, or other persons with which I wish to combine my purchase for reduced sales charge purposes:

                                   1.   -------------------   -------------------   -------------------
                                        ACCOUNT NUMBER        FUND NAME             NAME(S) ON ACCOUNT

                                   2.   -------------------   -------------------   -------------------
                                        ACCOUNT NUMBER        FUND NAME             NAME(S) ON ACCOUNT

                                   3.   -------------------   -------------------   -------------------
                                        ACCOUNT NUMBER        FUND NAME             NAME(S) ON ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
10.  SIGNATURE AND                    I have received and understand the prospectus for the Jundt Funds (the "Funds"). I
     CERTIFICATION                    understand the Funds' investment objectives and policies and agree to be bound by
     REQUIRED BY THE                  the terms of the prospectus. Before I request an exchange, I will obtain the
     INTERNAL REVENUE                 current prospectus for each fund. I acknowledge and consent to the householding
     SERVICE                          (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. I may contact the Funds to revoke my consent. I agree to notify the Funds of any errors or discrepancies within 45 days after the date of the statement confirming a transaction. The statement will be deemed to be correct, and the Funds and their transfer agent shall not be liable if I fail to notify the Funds within such time period. I certify that I am of legal age and have legal capacity to make this purchase.

                                      The Funds, the applicable Fund, its transfer agent, and any officers, directors, employees, or agents of these entities (collectively "Jundt Funds"), will not be responsible for banking system delays beyond their control. By completing sections
                                      4, 5, 6, or 7, I authorize my bank to honor all entries to my bank account initiated through U.S. Bank, NA, on behalf of the applicable Fund. Jundt Funds will not be liable for acting upon instruction believed to be genuine and in accordance with the procedures described in the prospectus or the rules of the
                                      Automated Clearing House. When AIP or Telephone Purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed by me personally. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until the Funds' transfer agent receives and has had reasonable amount of time to act upon a written notice of revocation.

                                      I authorize the Fund to perform a credit check based on the information provided, if necessary.

                                      UNDER PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR
                                      TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER
                                      IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A
                                      RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED
                                      ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (3) I AM A U.S. PERSON
                                      (INCLUDING A U.S. RESIDENT ALIEN).

                                      THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN
                                      THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

                                      -------------------------------------       -------------------------------------
                                      SIGNATURE OF OWNER*                         DATE (Mo/Dy/Yr)

                                      -------------------------------------       -------------------------------------
                                      SIGNATURE OF OWNER*                         DATE (Mo/Dy/Yr)

                                      *If shares are to be registered in (1) joint names, both persons must sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s)
                                       should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided for the Joint Owner.
------------------------------------------------------------------------------------------------------------------------------------
11. DEALER INFORMATION                --------------------------------------    -----------------------------------------------
    Please be sure to complete        DEALER NAME                               REPRESENTATIVE'S LAST NAME   FIRST NAME    M.I.
    representative's first name
    and middle initial.               DEALER HEAD OFFICE INFORMATION:           REPRESENTATIVE'S BRANCH OFFICE INFORMATION:


                                      --------------------------------------    -----------------------------------------------
                                      ADDRESS                                   ADDRESS

                                      --------------------------------------    -----------------------------------------------
                                      CITY/STATE/ZIP                            CITY/STATE/ZIP

                                      --------------------------------------    -----------------------------------------------
                                      TELEPHONE NUMBER                          TELEPHONE NUMBER
------------------------------------------------------------------------------------------------------------------------------------
BEFORE YOU MAIL, HAVE YOU:
[ ] COMPLETED ALL USA PATRIOT ACT REQUIRED INFORMATION?          [ ] ENCLOSED YOUR CHECK MADE PAYABLE TO JUNDT FUNDS?
    - SOCIAL SECURITY OR TAX ID NUMBER IN SECTION 1?             [ ] INCLUDED A VOIDED CHECK, IF APPLICABLE?
    - BIRTH DATE IN SECTION 1?                                   [ ] SIGNED YOUR APPLICATION IN SECTION 10?
    - FULL NAME IN SECTION 1?                                    [ ] ENCLOSED ADDITIONAL DOCUMENTATION, IF APPLICABLE?
    - PERMANENT STREET ADDRESS IN SECTION 2?

4/04

                 (This page has been left blank intentionally.)

                   FIRMS THAT PROVIDE SERVICES TO THE FUNDS



                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                         301 Carlson Parkway, Suite 120
                           Minnetonka, Minnesota 55305



                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                         301 Carlson Parkway, Suite 120
                           Minnetonka, Minnesota 55305



                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                    CUSTODIAN
                                U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

     o CALLING THE FUNDS at 1-800-370-0612; or

     o WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207.

     You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the Funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
THE FUNDS ................................................................     2
RISK/RETURN SUMMARY ......................................................     2
FEES AND EXPENSES ........................................................    13
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ...............................    19
MANAGEMENT OF THE FUNDS ..................................................    23
HOW TO BUY FUND SHARES ...................................................    24
DECIDING WHICH CLASS OF SHARES TO BUY ....................................    26
HOW TO SELL YOUR FUND SHARES .............................................    29
DISTRIBUTIONS AND TAXES ..................................................    31
FINANCIAL HIGHLIGHTS .....................................................    34
FIRMS THAT PROVIDE SERVICES TO THE FUNDS...................... Inside Back Cover
ADDITIONAL INFORMATION ABOUT THE FUNDS......................  Outside Back Cover


     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF MAY 1, 2005 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.


     Investment Company Act File Nos. 811-06317 (Growth Fund) and 811-09128 (U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund).

                                  [JUNDT LOGO]



                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND





                                   PROSPECTUS

                              (CLASS I SHARES ONLY)


                                   MAY 1, 2005








     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund), Jundt Twenty-Five Fund (Twenty-Five Fund), Jundt Mid-Cap Growth Fund (Mid-Cap Growth
Fund) and Jundt Science & Technology Fund (Science & Technology Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This prospectus relates exclusively to each Fund's Class I shares. Class A, Class B and Class C shares of each Fund are made available through a separate prospectus. Class I shares of Growth Fund are also made available through a separate prospectus where they are subject to a sales charge.

     CLASS I SHARES ARE BEING OFFERED IN THIS PROSPECTUS EXCLUSIVELY TO DIRECTORS, OFFICERS, EMPLOYEES AND CONSULTANTS OF THE FUNDS, JUNDT ASSOCIATES, INC. OR U.S. GROWTH INVESTMENTS, INC., IMMEDIATE FAMILY MEMBERS OF SUCH PERSONS, AND LINEAL ANCESTORS (PARENTS, GRANDPARENTS, ETC.) AND DESCENDANTS (CHILDREN, GRANDCHILDREN, ETC.) OF SUCH PERSONS AND TO ACCOUNTS BENEFITING ANY SUCH PERSONS.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
     Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?
     The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies. For each of the Funds, the investment adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The investment adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The investment adviser employs a fundamental "bottom up" approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors (except with respect to Science & Technology Fund) and other defined selection criteria or the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

   o GROWTH FUND is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

   o U.S. EMERGING GROWTH FUND is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

   o OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments (including convertible debt securities). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   o TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets will be invested in equity investments (including convertible debt securities). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   o MID-CAP GROWTH FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index, which currently have market capitalizations ranging from approximately $200 million to approximately $10 billion. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   o SCIENCE & TECHNOLOGY FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?
     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN A FUND. Your investment will not be a bank deposit and will not be insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The more important risks of each Fund, and a brief description of these risks, are provided below.

              GROWTH FUND
              o General investment risk
              o Risk of owning equity securities
              o Risk of owning stocks of medium-sized companies
              o Risks of investing in options and futures contracts to protect against adverse market price changes

              o Initial public offering risk


              U.S. EMERGING GROWTH FUND
              o General investment risk
              o Risk of owning equity securities
              o Risk of owning stocks of smaller companies
              o Risks of investing in options and futures contracts to protect against adverse market price changes

              o Initial public offering risk


              OPPORTUNITY FUND
              o General investment risk
              o Risk of owning equity securities
              o Risk of owning stocks of smaller and medium-sized companies
              o Risk of being a "non-diversified" fund
              o Risk of employing "leverage"
              o Risks of investing in options and futures contracts
                to protect against adverse market price changes and to generate additional income
              o Risk of selling securities short

              o Initial public offering risk


              TWENTY-FIVE FUND
              o General investment risk
              o Risk of owning equity securities
              o Risk of owning stocks of smaller and medium-sized companies
              o Risk of being a "non-diversified" fund
              o Risk of employing "leverage"
              o Risks of investing in options and futures contracts
                to protect against adverse market price changes and to generate additional income
              o Risk of selling securities short

              o Initial public offering risk


              MID-CAP GROWTH FUND
              o General investment risk
              o Risk of owning equity securities
              o Risk of owning stocks of smaller and medium-sized companies
              o Risk of being a "non-diversified" fund
              o Risk of employing "leverage"
              o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
              o Risk of selling securities short

              o Initial public offering risk


              SCIENCE & TECHNOLOGY FUND
              o General investment risk
              o Risk of owning equity securities
              o Risk of owning stocks of smaller and medium-sized companies
              o Risk of being a "non-diversified" fund
              o Risk of concentration of investments in a single market sector
              o Volatility of investments in the science and technology sector
              o Risk of employing "leverage"
              o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
              o Risk of selling securities short

              o Initial public offering risk

   o GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the securities markets go down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

   o RISK OF OWNING EQUITY SECURITIES. Common stocks, the primary investment of each Fund, tend to be more volatile than other investment choices. As a result, each Fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices. In addition, growth stocks may underperform the stock market as a whole.

   o RISK OF OWNING SMALLER AND MEDIUM-SIZED COMPANY STOCKS. Investments in stocks of smaller companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the Funds to greater price volatility. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

   o RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.

   o RISK OF MARKET SECTOR CONCENTRATION AND VOLATILITY OF INVESTMENTS IN THE SCIENCE AND TECHNOLOGY SECTOR. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Securities in the science and technology sector are often subject to unusually high price volatility. As a result, adverse developments affecting the science and technology sector may cause sharp declines in the NAV of Science & Technology Fund's shares.

   o RISK OF EMPLOYING "LEVERAGE." A Fund that borrows money to purchase additional investment securities (a practice known as "leverage") increases the Fund's market exposure and its risk of loss. When a Fund is "leveraged" and its investments fluctuate in value, the Fund's NAV will normally fluctuate more than if it had not been leveraged. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses.

   o RISKS OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. Each Fund may buy and sell put and call options and futures contracts (and related options) to attempt to protect against changes in the price of its portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options and futures contracts to attempt to realize additional investment returns. This may involve risks similar to the use of leverage and may cause the Funds to incur substantial losses. The successful use of options and futures contracts depends on the ability of the Funds' investment adviser to correctly forecast the stock market. In the case of an incorrect market forecast, the use of options and futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss.

   o RISK OF SELLING SECURITIES SHORT. When a security is sold "short" by a Fund, the Fund borrows the security sold and must replace the borrowed security at a specified future date. A Fund will lose money if a security sold short increases in price between the date of the sale and the date on which the Fund "closes out" the short position. Possible losses from short sales differ from losses that could be incurred from purchases of securities, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. A Fund cannot be assured that it will be able to "close out" a short sale position at any particular time or at an acceptable price.

   o INITIAL PUBLIC OFFERING RISK. Each Fund may participate in the initial public offering (IPO) market and historically a significant portion of Mid-Cap Growth Fund and Science & Technology Fund returns during certain periods have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in future.


WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?
     The Funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the Funds.

HOW HAVE THE FUNDS PERFORMED OVER TIME?
     The following bar charts and tables show the Funds' annual returns and long-term performance, which may reflect the reimbursement and/or waiver of certain fees and expenses by the Funds' investment adviser. YOU SHOULD NOT VIEW A FUND'S PAST PERFORMANCE (BEFORE OR AFTER TAXES) AS A GUARANTEE OR INDICATOR OF HOW THE FUND WILL PERFORM IN THE FUTURE. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index and an index of funds with similar objectives.

     The tables show returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GROWTH FUND

      --------------------------------------------------------------------
      CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

4.68%   17.81%   15.22%   10.85%   43.30%   19.97%   -15.49%   -25.12%   -22.11%   20.95   0.28%
------------------------------------------------------------------------------------------------
'94**   '95**     '96      '97      '98      '99       '00       '01       '02      '03     '04

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

**ANNUAL TOTAL RETURNS PRIOR TO DECEMBER 29, 1995 REFLECT THE FUND'S PERFORMANCE AS A CLOSED-END FUND.

   Best Quarter: ..........   (Q4, '98)          24.32%
   Worst Quarter: .........   (Q3, '01)         (21.56)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:




                                                                1-YEAR          5-YEAR          10-YEAR
                                                            -------------   --------------   ------------
   Class I Return Before Taxes ..........................        (5.53)%         (10.84)%         3.84%*
   Class I Return After Taxes on Distributions ..........        (5.53)%         (12.33)%         1.04%*
   Class I Return After Taxes on Distributions and Sale
    of Fund Shares ......................................        (3.59)%          (9.11)%         2.38%*
   Russell 1000 Growth Index** ..........................         6.30%           (9.29)%         9.59%
   Lipper Large Cap Growth Fund Index*** ................         7.45%           (9.72)%         8.64%


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

  * AVERAGE ANNUAL TOTAL RETURNS FOR THIS PERIOD REFLECT THE FUND'S PERFORMANCE AS A CLOSED-END FUND PRIOR TO DECEMBER 29, 1995.

 ** THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN
    THE RUSSELL 1000 INDEX (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER LARGE CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
    THE 30 LARGEST "LARGE CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER LARGE CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

U.S. EMERGING GROWTH FUND

      --------------------------------------------------------------------
      CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

44.32%  33.87%   39.06%   49.51%   -27.04%  -12.63%  -27.95%   43.05%    11.83%
-------------------------------------------------------------------------------
'96      '97      '98      '99       '00       '01       '02      '03     '04

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)          44.76%
   Worst Quarter: .........   (Q4, '00)         (30.08)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                            SINCE
                                                                                          INCEPTION
                                                              1-YEAR         5-YEAR       (1/2/96)
                                                           -----------   -------------   ----------
   Class I Return Before Taxes .........................       11.83%         (5.98)%       12.78%
   Class I Return After Taxes on Distributions .........       11.83%         (6.81)%        9.86%
   Class I Return After Taxes on Distributions and Sale
    of Fund Shares .....................................        7.69%         (5.43)%        9.48%
   Russell 2000 Growth Index* ..........................       14.31%         (3.57)%        4.73%
   Lipper Small Cap Growth Fund Index** ................       10.80%         (1.50)%        7.79%


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 * THE RUSSELL 2000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 2000 INDEX (THE 2,000 SMALLEST OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR. THE INCEPTION DATE FOR THE RUSSELL 2000 GROWTH INDEX DATA IS JANUARY 2, 1996.

** THE LIPPER SMALL CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
   THE 30 LARGEST "SMALL CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SMALL CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. THE INCEPTION DATE FOR THE LIPPER SMALL CAP GROWTH FUND INDEX DATA IS DECEMBER 29, 1995.

OPPORTUNITY FUND

      --------------------------------------------------------------------
      CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

    41.45%   61.29%   36.55%  -11.48%   -30.18%   -32.97%   43.29%   13.66%
    -----------------------------------------------------------------------
    '97      '98      '99       '00       '01       '02      '03      '04

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)          28.87%
   Worst Quarter: .........   (Q2, '02)         (31.00)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                                            SINCE
                                                                                          INCEPTION
                                                              1-YEAR         5-YEAR       (12/26/96)
                                                           -----------   -------------   -----------
   Class I Return Before Taxes .........................       13.66%         (7.57)%        9.53%
   Class I Return After Taxes on Distributions .........       13.66%         (8.33)%        7.30%
   Class I Return After Taxes on Distributions and Sale
    of Fund Shares .....................................        8.88%         (6.64)%        6.99%
   Russell 3000 Growth Index* ..........................        6.93%         (8.87)%        4.70%
   Lipper Multi Cap Growth Fund Index** ................       11.26%         (7.00)%        5.73%


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 * THE RUSSELL 3000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 3000 INDEX (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

** THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

TWENTY-FIVE FUND

      --------------------------------------------------------------------
      CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

         75.43%   42.00%  -19.05%   -22.64%   -33.63%   20.51%    5.67%
         --------------------------------------------------------------
         '98      '99       '00       '01       '02      '03      '04

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)          23.62%
   Worst Quarter: .........   (Q3, '01)         (25.65)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:




                                                                                            SINCE
                                                                                          INCEPTION
                                                             1-YEAR         5-YEAR        (12/31/97)
                                                           ----------   --------------   -----------
   Class I Return Before Taxes .........................       5.67%         (11.95)%        4.03%
   Class I Return After Taxes on Distributions .........       5.67%         (13.29)%        2.44%
   Class I Return After Taxes on Distributions and Sale
    of Fund Shares .....................................       3.69%         (10.06)%        2.92%
   Russell 1000 Growth Index* ..........................       6.30%          (9.29)%        1.81%
   Russell 3000 Growth Index** .........................       6.93%          (8.87)%        1.83%
   Lipper Multi Cap Growth Fund Index*** ...............      11.26%          (7.00)%        3.48%


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

  * THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

 ** THE RUSSELL 3000 GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN
    THE RUSSELL 3000 INDEX (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
    THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

MID-CAP GROWTH FUND

      --------------------------------------------------------------------
      CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

                      -20.97%   -28.80%   37.73%    1.84%
                      -----------------------------------
                        '01       '02      '03      '04

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '01)          27.84%
   Worst Quarter: .........   (Q3, '01)         (24.86)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                            SINCE
                                                                          INCEPTION
                                                             1-YEAR       (6/30/00)*
                                                           ----------   -------------
   Class I Return Before Taxes .........................       1.84%         (3.13)%
   Class I Return After Taxes on Distributions .........       1.84%         (3.41)%
   Class I Return After Taxes on Distributions and Sale
    of Fund Shares .....................................       1.20%         (2.76)%
   Russell Midcap Growth Index** .......................      15.48%         (6.14)%
   Lipper Mid-Cap Growth Fund Index*** .................      14.03%         (7.58)%


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

  * INVESTMENTS IN INITIAL PUBLIC OFFERINGS (IPOS), DURING A PERIOD FAVORABLE FOR IPO INVESTING, CONTRIBUTED SUBSTANTIALLY TO THE QUOTED PERFORMANCE OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2000. SEVERAL OTHER FACTORS ALSO CONTRIBUTED TO THE FUND'S HIGHER RETURN IN 2000, INCLUDING ITS SHORTER OPERATING HISTORY AND SMALLER ASSET BASE. THERE IS NO ASSURANCE THAT CONDITIONS WILL EXIST IN THE FUTURE THAT WILL HAVE A SIMILAR EFFECT ON PERFORMANCE.

 ** THE RUSSELL MIDCAP GROWTH INDEX MEASURES PERFORMANCE OF THE COMPANIES WITHIN
    THE RUSSELL MIDCAP INDEX (THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX, WHICH INCLUDES THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL MIDCAP GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER MID-CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
    THE 30 LARGEST "MID-CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MID- CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

SCIENCE & TECHNOLOGY FUND

      --------------------------------------------------------------------
      CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:
      --------------------------------------------------------------------

                                  [BAR CHART]

                      -11.00%   -41.49%   25.10%    5.02%
                      -----------------------------------
                        '01       '02      '03      '04

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '01)          29.27%
   Worst Quarter: .........   (Q2, '02)         (33.16)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:



                                                                            SINCE
                                                                          INCEPTION
                                                             1-YEAR       (6/30/00)*
                                                           ----------   -------------
   Class I Return Before Taxes .........................       5.02%         (9.81)%
   Class I Return After Taxes on Distributions .........       5.02%         (9.81)%
   Class I Return After Taxes on Distributions and Sale
    of Fund Shares .....................................       3.26%        ( 8.09)%
   NASDAQ Composite Index** ............................       8.60%        (12.64)%
   Lipper Science & Technology Fund Index*** ...........       4.11%        (19.06)%


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

  * INVESTMENTS IN IPOS, DURING A PERIOD FAVORABLE FOR IPO INVESTING, CONTRIBUTED SUBSTANTIALLY TO THE QUOTED PERFORMANCE OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2000. SEVERAL OTHER FACTORS ALSO CONTRIBUTED TO THE FUND'S HIGHER RETURN IN 2000, INCLUDING ITS SHORTER OPERATING HISTORY AND SMALLER ASSET BASE. THERE IS NO ASSURANCE THAT CONDITIONS WILL EXIST IN THE FUTURE THAT WILL HAVE A SIMILAR EFFECT ON PERFORMANCE.

 ** THE NASDAQ COMPOSITE INDEX MEASURES THE COMPOSITE PERFORMANCE OF DOMESTIC
    COMMON STOCKS TRADED ON THE REGULAR NASDAQ MARKET, AS WELL AS THE NATIONAL MARKET SYSTEM TRADED FOREIGN COMMON STOCKS AND ADRS. THE NASDAQ COMPOSITE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

*** THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX MEASURES THE COMPOSITE
    PERFORMANCE OF THE 30 LARGEST "SCIENCE & TECHNOLOGY" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Class I Fund shares.

GROWTH FUND


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................     None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................     None
   Redemption Fee ...........................................................     None*

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................     1.00%
   Distribution and/or Service (12b-1) Fees .................................     None
   Other Expenses ...........................................................     1.62
                                                                                 -----
   Total Annual Fund Operating Expenses .....................................     2.62%


*IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Growth Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                1 YEAR     3 YEARS     5 YEARS     10 YEARS
               --------   ---------   ---------   ---------
                 $265       $814       $1,390       $2,954


U.S. EMERGING GROWTH FUND


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................     None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................     None
   Redemption Fee ...........................................................     None*

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................     1.00%
   Distribution and/or Service (12b-1) Fees .................................     None
   Other Expenses ...........................................................     1.51
                                                                                 -----
   Total Annual Fund Operating Expenses .....................................     2.51%


*IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in U.S. Emerging Growth Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


               1 YEAR     3 YEARS     5 YEARS     10 YEARS
              --------   ---------   ---------   ---------
                $254        $782       $1,335      $2,846

OPPORTUNITY FUND


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................     None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................     None
   Redemption Fee ...........................................................     None*

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................     1.30%
   Distribution and/or Service (12b-1) Fees .................................     None
   Other Expenses ...........................................................     1.33
                                                                                 -----
   Total Annual Fund Operating Expenses .....................................     2.63%


*IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Opportunity Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                1 YEAR     3 YEARS     5 YEARS     10 YEARS
               --------   ---------   ---------   ---------
                 $266        $817       $1,395      $2,964


TWENTY-FIVE FUND


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................     None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................     None
   Redemption Fee ..........................................................      None*

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................     1.30%
   Distribution and/or Service (12b-1) Fees .................................     None
   Other Expenses ...........................................................     2.03
                                                                                 -----
   Total Annual Fund Operating Expenses .....................................     3.33%


*IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Twenty-Five Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                1 YEAR     3 YEARS     5 YEARS     10 YEARS
               --------   ---------   ---------   ---------
                 $336      $1,024       $1,736      $3,622

MID-CAP GROWTH FUND


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................     None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................     None
   Redemption Fee ...........................................................     None*

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................     1.30%
   Distribution and/or Service (12b-1) Fees .................................     None
   Other Expenses ...........................................................     2.11
                                                                                 -----
   Total Annual Fund Operating Expenses .....................................     3.41%


*IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Mid-Cap Growth Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:



              1 YEAR     3 YEARS     5 YEARS     10 YEARS
             --------   ---------   ---------   ---------
               $344       $1,048      $1,774      $3,694


SCIENCE & TECHNOLOGY FUND


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................     None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................     None
   Redemption Fee ...........................................................     None*

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................     1.30%
   Distribution and/or Service (12b-1) Fees .................................     None
   Other Expenses ...........................................................     6.31
                                                                                 -----
   Total Annual Fund Operating Expenses .....................................     7.61%


*IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Science & Technology Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


              1 YEAR     3 YEARS     5 YEARS     10 YEARS
             --------   ---------   ---------   ---------
               $751       $2,195     $3,564       $6,687

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE OF EACH FUND

     Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

     A Fund may not change its investment objective without the approval of the Fund's shareholders.


INVESTMENT STRATEGIES

     In pursuing its investment objective, each Fund employs its own investment strategies and policies. An investment in each Fund, therefore, involves different risks. The Funds' principal investment strategies are discussed in the "Risk/Return Summary" section. These are the strategies that the Funds' investment adviser believes are most likely to be important in trying to achieve the Funds' objectives.

     In addition to the types of investments described in connection with each Fund's principal investment strategies and elsewhere in this prospectus, each Fund may to a more limited extent invest in other types of securities, including but not limited to: domestically traded stocks of foreign growth companies; investment grade debt securities and, to a more limited extent, non-investment grade debt securities; and zero coupon debt securities. The Funds may also engage in various other practices, such as securities lending. These instruments and practices and their related risks are described in the Statement of Additional Information.

     The Funds generally intend to purchase securities for long-term investment. However, a Fund may also purchase securities in anticipation of relatively short-term gains. (For hedging purposes, the Funds may engage in short-selling of securities already held in the Funds. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use short-selling for purposes of attempting to increase investment returns.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. The Funds' investment adviser may make changes in each Fund's portfolio whenever it believes such changes are desirable.

     A Fund's "portfolio turnover rate" measures the degree of change in the makeup of the Fund's investment portfolio. A Fund that experiences rapid growth in its asset base generally will experience higher portfolio turnover. In addition, a Fund that engages in more frequent short-term transactions will have a higher portfolio turnover rate. Each Fund's portfolio turnover rate has from time to time been high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains or increase losses in a Fund's performance.

     In order to respond to adverse economic, market, political or other conditions that the Funds' investment adviser believes may be unfavorable for profitable investing, a Fund may assume, and for prolonged periods of time the Funds have assumed, a temporary defensive position. During these times, a Fund may invest up to 100% of its assets in cash and cash equivalents such as money market instruments and short-term debt securities. A Fund may also enter into repurchase agreements in pursuing a temporary defensive position, where a Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. If the seller of a repurchase agreement defaults or becomes insolvent, a Fund could suffer a significant loss. When a Fund assumes a temporary defensive position, a Fund may not be pursuing its investment objective and its investments may be inconsistent with its primary investment strategies. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested. In addition, movements in and out of a temporary defensive position will increase a Fund's portfolio turnover rate and transaction costs, and may negatively impact a Fund's performance.

     Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of these restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

OVERALL RISKS OF INVESTING IN THE FUNDS


     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     INITIAL PUBLIC OFFERING RISK. Each Fund may participate in the initial public offering (IPO) market and historically a significant portion of Mid-Cap Growth Fund and Science & Technology Fund returns during certain periods have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in future.


     HIGH EXPENSE RATIOS. Each Fund may have, and from time to time certain Funds have had, relatively high expense ratios compared to other mutual funds with similar investment objectives. A high expense ratio, which is typically the result of a Fund with a small asset base, will have an adverse effect on Fund performance. To the extent that a Fund with a high expense ratio does not experience growth in its asset base, or experiences a decline in its asset base, the expense ratio will remain high or even increase.

RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund) has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the Funds may invest more than 25% of its assets (measured at the time of investment) in any one issuer, excluding obligations of the U.S. Government or its agencies or instrumentalities (U.S. Government securities).

     MARKET SECTOR CONCENTRATION. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Each Fund may invest more than 25% of its assets in one or more market sectors but may not invest more than 25% of its assets (measured at the time of investment) in any single industry. Determinations of what constitutes an "industry" will be made by the Funds' investment adviser in its reasonable discretion. A market sector may be made up of companies in a number of related industries. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. As a result of its concentration in the science and technology sector, Science & Technology Fund's shares are subject to abrupt or erratic price movements and are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

     INVESTMENTS IN SMALLER AND MEDIUM SIZED COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Mid-Cap Growth Fund will, and Growth Fund, Opportunity Fund, Twenty-Five Fund and Science & Technology Fund may, also from time to time invest a substantial portion of their assets in securities issued by medium-sized companies. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

     BORROWING AND LEVERAGE. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to invest in additional portfolio securities. This practice, known as "leverage," increases these Funds' market exposure and their risk. When a Fund is "leveraged" and its investments fluctuate in value, the Fund's NAV will normally fluctuate more than if it had not leveraged its assets. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage by a Fund depends on the investment adviser's ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts (and related options) to attempt to hedge, or protect, against changes in the prices of portfolio securities when the investment adviser believes that market conditions make it advisable to do so. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also employ these techniques on an opportunistic basis to attempt to realize additional investment returns. Historically, the Funds have used these techniques extensively and will likely continue to do so. There is no guarantee that the Funds will be able to utilize these techniques effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a Fund purchases a put option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If a Fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund also may write "covered" call options, giving these Funds the obligation to sell the underlying security to the buyer of the option at a specified price at any time during the term of the option. The call option is "covered" because the Fund must own or have the right to acquire the security underlying the option.

     If a Fund sells a financial "futures" contract on a securities index, the Fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a Fund buys a financial futures contract on an index, the Fund becomes obligated to take delivery of the value of the index at a specific future time at a specified price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options by a Fund depends greatly on the investment adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In hedging transactions, changes in the prices of futures contracts or options may not correlate perfectly with the changes in the market value of securities the investment adviser is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if the investment adviser believes that a liquid secondary market exists for the options or futures contracts. However, there is no guarantee that a Fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a Fund expires without being exercised, the Fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options on an opportunistic basis to attempt to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice its net assets were fully invested in securities. This may result in substantial additional losses in falling markets.

     SHORT SALES. The Funds' investment adviser may sell a security short on behalf of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund or Science & Technology Fund when it anticipates that the price of the security will decline. When a security is sold "short" by a Fund, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of a security sold short goes up between the sale date and the scheduled replacement date, the Fund incurs a loss. Possible losses from short sales differ from losses that could be incurred from purchases of securities, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. There is no guarantee that the Fund will be able to close out a short position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government securities). Further, none of the Funds may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. Each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities (in each case measured immediately after the sale).

     In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box."


     PORTFOLIO HOLDINGS The Funds have adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of these policies and procedures is available in the Funds' Statement of Additional Information.



                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio. Founded in 1982, Jundt Associates provides investment management services to investment companies and other pooled investment vehicles. As of April 15, 2004, Jundt Associates had more than $245 million in assets under management.

     Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of Jundt Associates), Marcus E. Jundt (Vice Chairman of Jundt Associates) and Paul W. Bottum.

   o JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis,

     Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board of The Jundt Growth Fund, Inc. since 1991, of Jundt Funds, Inc. since 1995 and, since 1999, of one other investment company managed by Jundt Associates. Mr. Jundt has approximately 40 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

   o MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. Since 1999, he has served as President of The Jundt Growth Fund, Inc., Jundt Funds, Inc. and one other investment company managed by Jundt Associates. Mr. Jundt has also served as the President of U.S. Growth Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 17 years of investment and related experience.

   o PAUL W. BOTTUM has been a Portfolio Manager with Jundt Associates since 2000, as well as an Analyst with Jundt Associates since 1999. In 1998, he was the Vice President of Sales of cMore Medical, Inc. From 1995 to 1998, he was the Director of Marketing of Spine-Tech, Inc. From 1991 to 1995, he was a project manager with Scimed Life Systems. He graduated from the University of Wisconsin in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration. He graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.

     Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.


     A discussion regarding the basis for the Board of Directors of the Funds approving the investment advisory contracts of the Funds will be available in the Funds' annual report to shareholders for the fiscal year ending December 31, 2005.


     Each Fund also engages various other service providers, as described under "Firms that Provide Services to the Funds" below.


                             HOW TO BUY FUND SHARES

     Class I shares are being offered in this prospectus exclusively to directors, officers, employees or consultants of the Funds, Jundt Associates, Inc. or U.S. Growth Investments, Inc., immediate family members of such persons, and lineal ancestors (parents, grandparents, etc.) and descendants (children, grandchildren, etc.) of such persons and to accounts benefiting any of these persons. IF YOU ARE NOT SUCH PERSON OR ACCOUNT, YOU MAY NOT PURCHASE CLASS I SHARES (OR ANY OTHER CLASS OF FUND SHARES) PURSUANT TO THIS PROSPECTUS.

     If you are such a person or account, you may purchase any Fund's Class I shares at their net asset value (NAV) next determined after your order is received.

     You may purchase Fund shares on any day that the New York Stock Exchange
(NYSE) is open for business (generally, every week day other than customary national holidays). A Fund may reject a purchase order for any reason, such as non-compliance with the requirements of the Funds' anti-money laundering program or any other reason its officers determine is in the best interests of the Fund or its shareholders. A Fund may also suspend, modify or terminate any purchase option, policy or plan at any time without notice to shareholders. In addition, the offering of Fund shares may be suspended or limited at any time without notice to shareholders.

     DETERMINATION OF NAV. NAV generally is calculated once daily after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is the Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, those investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in Class I shares of any Fund is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as specified below).

   o PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207 (for overnight delivery). IF YOUR CHECK IS RETURNED FOR ANY REASON, A $25 FEE WILL BE ASSESSED AGAINST YOUR ACCOUNT. YOU WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT.


     THE FUNDS WILL NOT ACCEPT PAYMENT IN CASH OR MONEY ORDERS. THE FUNDS ALSO DO NOT ACCEPT CASHIER'S CHECKS IN AMOUNTS OF LESS THAN $10,000. TO PREVENT CHECK FRAUD, THE FUND WILL NOT ACCEPT THIRD PARTY CHECKS, TREASURY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS OR STARTER CHECKS FOR THE PURCHASE OF SHARES.

   o PURCHASES BY TELEPHONE. After your account has been established, you may purchase shares of the fund by calling 1-800-370-0612. If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account via the Automated Clearing House ACH network. You must have banking information established on your account prior to making a purchase. The minimum telephone purchase amount is $50. Your shares will be purchased at the price calculated on the day of your purchase order.

   o PURCHASES BY WIRE. If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You can mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:


    U.S. Bank, N.A.
    777 East Wisconsin Avenue
    Milwaukee, WI 53202

    ABA #075000022
    CREDIT: U.S. Bancorp Fund Services, LLC
            Account #112-952-137
    FURTHER CREDIT: Jundt Funds (Name of Fund to be purchased)
                    (Shareholder name and account number)

     Before sending any wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.


     You may also open an account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. You may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no additional fee (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments. Most firms are not authorized to sell Class I shares.

     In addition, you may be subject to different cutoff times for orders to purchase or redeem Fund shares through a broker or agent. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective the same day. This allows your broker or agent time to process your request and transmit it to the Funds.

     In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please call 1-800-370-0612 if you need additional assistance when completing your Application.

     If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.


     AUTOMATIC INVESTMENT PLAN. Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds, on a monthly, bi-monthly, quarterly, or semi-annual basis. In order to participate in the Plan, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the Automated Clearing House
(ACH) network. If your bank rejects your payment, the Funds' transfer agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Funds' transfer agent at 1-800-370-0612. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

     RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.



                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV after the Fund's receipt of your redemption request. You may be subject to different cutoff times if you are redeeming Fund shares through a broker or agent. In these cases, you will have to place your redemption request by an earlier time in order for your redemption to be effective the same day. The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

     The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your Fund shares on any day that the NYSE is closed (generally, weekends and customary national holidays). The Funds also may suspend or modify any right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

     Generally, proceeds will be paid in cash. However, to minimize the effect of large redemption requests on a Fund and its remaining shareholders, each Fund reserves the right to pay redemptions

"in kind," which means you would be paid in portfolio securities. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. If a redemption were made in kind, a shareholder would incur transaction costs in disposing of any securities received.


MARKET TIMING POLICIES AND PROCEDURES
     Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all investors, including long-term investors who do not generate these costs. Therefore, the Funds have adopted a market timing policy in order to discourage excessive trading.

     RISK. The Funds have determined that the risk of market timing activity in the Funds is low. This determination is based on the infrequent trading activity in shares of the Funds, the historical lack of market timing activity in the Funds, the ability of the Chief Compliance Officer of the Funds (the "Chief Compliance Officer") and service providers of the Funds to detect potential market timing activity and the fee structure of the Funds.

     Because the Funds have determined that the risk of market timing in the Funds is relatively low, the Funds do not specifically limit the volume or number of purchases, redemptions, or exchanges that a shareholder may make within a given time period and the Funds do not impose a minimum holding period before an investor may make exchanges into another fund. Likewise, the Funds do not currently assess redemption, exchange, administrative or other fees on investors deemed to be engaged in market timing. However, the Funds may reject a purchase order for any reason its officers determine is in the best interests of the Funds or its shareholders.

     FEE STRUCTURE. The Funds have established their fee structures so as to discourage market timing. For example, the Class A shares of each series of each of the Funds carries a maximum front-end sales load of 5.75% (2.0% if redeemed within one year for purchases of at least $500,000) and Class B and C shares carry contingent deferred sales charges ranging from 1.50% to 6.00%. Fee waivers can be granted as disclosed in the section titled "Deciding Which Class of Shares to Buy" above. No fee waivers other than those so disclosed may be granted.

     These fees make it unlikely that a short-term market timing transaction would be profitable for an investor in the Funds.

     MONITORING. The Funds recognize that the low risk of market timing in the Funds does not foreclose the possibility. Therefore, the Funds take reasonable measures to prevent market timing activity by monitoring trading activity in the Funds. It is the responsibility of the Chief Compliance Officer to monitor all trading activity in the Funds to identify potential market timing or excessive trading activity. The Chief Compliance Officer may consider several factors when evaluating trading activity, including, but not limited to:

       o The amount of the transaction;

       o The frequency of transactions;

       o The time frame between which purchases and redemptions (including exchanges) are executed; and

       o The asset size of the relevant fund.

     The Chief Compliance Officer will review all trading activity on a daily basis and will bring to the attention of a portfolio manager, the relevant financial intermediary or U.S. Bancorp Fund Services, LLC, as the administrator of the Funds, any suspected market timing or excessive trading activity. If accepting any investment is deemed not to be in the best interest of long term investors because of market timing or excessive trading concerns, the Chief Compliance Officer shall work with the Funds' Transfer Agent to deny the investor the right to purchase shares of any Fund.

     Although the Funds will use reasonable efforts to prevent market timing activities in the Funds by monitoring trading activity as described above, these monitoring functions are limited to circumstances where detection of market timing is practicable. For example, the Funds may receive certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds, and as a result it is impracticable for the Funds' to detect frequent trading activities by investors that hold shares through financial intermediaries and thus the Funds do not monitor for these activities.

     At least annually the Chief Compliance Officer shall report the results of the monitoring to the Board of Directors.

     U.S. BANCORP FUND SERVICES. If the Chief Compliance Officer determines that the monitoring functions described in this policy do not adequately prevent market timing or excessive trading, the Chief Compliance Officer may request that U.S. Bancorp Fund Services, LLC, as the administrator of the Funds, take any or all of the following actions:

       o Monitor specific shareholder accounts to identify potential market timing activity;

       o Notify shareholders that market timing activity is prohibited by the Fund;

       o Terminate relationships as directed by the Chief Compliance Officer;
         or

       o Assist in imposing redemption fees, placing stops or disallowing exchanges on suspected market-timing accounts if authorized by the applicable prospectus.

     SECURITIES AND EXCHANGE COMMISSION RULES. As part of its ongoing commitment to preventing market timing, the Funds will follow Securities and Exchange Commission rulemaking initiatives. The Funds undertake to comply with final rules issued by the Commission regarding market timing.


OTHER POLICIES


     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

       o you request to redeem more than $50,000 worth of shares;

       o you have changed your account registration or address within the last 15 days;

       o you request the check be mailed to a different address than the one on your account;

       o you request the check be made payable to someone other than the account owner;

       o you request the redemption or exchange proceeds be transferred to an account with a different registration; or

       o any redemption transmitted by federal wire transfer to a bank other than the bank of record.


   A signature guarantee will also be required when:

       o When adding telephone redemption to an existing account;

       o When changing any pre-determined bank information on your account.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     EXCHANGE PRIVILEGE. You may exchange some or all of your Class I shares for Class I shares of equal value of another Fund.


     The minimum amount which you may exchange is $1,000. The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.


     EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer telephone redemptions if you are redeeming shares worth at least $1,000 but not more than $50,000. If you completed the appplicable section of the account application, you may redeem shares by calling 1-800-370-0612. Redemption proceeds will be sent by check to your address of record, by wire to your pre-determined bank, or by electronic funds transfer via the Automated Clearing House (ACH) network to the bank account established on your fund account. There is a $15 fee for each wire transfer. If proceeds are sent via the ACH network, the funds are usually available in 2-3 business days.

     Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.


     MONTHLY CASH WITHDRAWAL PLAN. You can elect to participate in our Monthly Cash Withdrawal Plan by completing the Systematic Withdrawal Plan section on the regular Account Application. This plan allows you to arrange for automatic withdrawals from your Fund account. Payments may be sent via check to your address of record or sent to a pre-authorized bank account by electronic funds transfer via the Automated Clearing House (ACH) network, provided your bank is a member. You select the schedule for systematic withdrawals, which may be on a monthly quarterly or annually. You also select the amount of each systematic withdrawal, subject to a $100 minimum. To begin systematic withdrawals, you must have a Fund account valued at $10,000 or more. The Monthly Cash Withdrawal Plan may be terminated or modified by contacting the transfer agent within 5 days of the effective date.

     IRA REDEMPTIONS. An investor who has an IRA or other retirement plans must indicate on his or her redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.



                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     If you elect to have distributions paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. If you elect to receive distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.


TAXES
     Distributions from a Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. Also, an exchange of a Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gains on the transaction may be subject to federal income tax. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"
     On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.


                                        BEGINNING                     NET REALIZED                     DISTRIBUTIONS
                                        NET ASSET         NET        AND UNREALIZED                      FROM NET
                                        VALUE PER     INVESTMENT     GAIN (LOSS) ON     TOTAL FROM       REALIZED
                                          SHARE          LOSS          INVESTMENTS      OPERATIONS         GAINS
                                       -----------   ------------   ----------------   ------------   --------------
GROWTH FUND -- CLASS I
 Year ended 12/31/04 ...............    $ 7.16           (0.11)            0.13             0.02              --
 Year ended 12/31/03 ...............    $ 5.92           (0.00)            1.24             1.24              --
 Year ended 12/31/02 ...............    $ 7.60           (0.06)           (1.62)           (1.68)             --
 Year ended 12/31/01 ...............    $11.49           (0.11)           (2.79)           (2.90)          (0.99)
 Year ended 12/31/00 ...............    $17.89           (0.17)           (2.55)           (2.72)          (3.68)

U.S. EMERGING GROWTH FUND -- CLASS I
 Year ended 12/31/04 ...............    $12.76           (0.31)            1.82             1.51              --
 Year ended 12/31/03 ...............    $ 8.92           (0.23)            4.07             3.84              --
 Year ended 12/31/02 ...............    $12.38           (0.21)           (3.25)           (3.46)             --
 Year ended 12/31/01 ...............    $14.17           (0.17)           (1.62)           (1.79)             --
 Year ended 12/31/00 ...............    $22.29           (0.14)           (5.97)           (6.11)          (2.01)


------------------

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund and U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.86% for Growth Fund and 0.79% for U.S. Emerging Growth Fund.

(3) Including interest expense and dividends on short sale positions.

                           RATIO TO AVERAGE NET ASSETS
                  --------------------------------------------
      ENDING
     NET ASSET          NET                                                            PORTFOLIO      NET ASSETS AT
     VALUE PER       INVESTMENT         NET          GROSS              TOTAL           TURNOVER      END OF PERIOD
       SHARE       INCOME (LOSS)     EXPENSES     EXPENSES(3)         RETURN(1)           RATE       (000'S OMITTED)
    -----------   ---------------   ----------   -------------   ------------------   -----------   ----------------
     $ 7.18             (1.53)%         2.62%         2.62%              0.28%            295%           $18,311
     $ 7.16             (0.04)%         2.30%         2.30%             20.95%            135%           $23,810
     $ 5.92             (0.90)%         2.30%         2.30%            (22.11)%(2)        215%           $23,680
     $ 7.60             (1.16)%         1.83%         1.83%            (25.12)%           146%           $38,340
     $11.49             (0.97)%         1.52%         1.52%            (15.49)%           165%           $63,315

     $14.27             (2.41)%         2.51%         2.51%             11.83%             74%           $ 1,869
     $12.76             (2.12)%         2.22%         2.22%             43.05%             62%           $ 2,291
     $ 8.92             (2.04)%         2.36%         2.36%            (27.95)%(2)        104%           $ 2,851
     $12.38             (1.42)%         1.89%         1.89%            (12.63)%            86%           $ 5,040
     $14.17             (0.65)%         1.57%         1.57%            (27.04)%           112%           $ 6,574

                                  BEGINNING                     NET REALIZED                     DISTRIBUTIONS
                                  NET ASSET         NET        AND UNREALIZED                      FROM NET
                                  VALUE PER     INVESTMENT     GAIN (LOSS) ON     TOTAL FROM       REALIZED
                                    SHARE          LOSS          INVESTMENTS      OPERATIONS         GAINS
                                 -----------   ------------   ----------------   ------------   --------------
OPPORTUNITY FUND -- CLASS I
 Year ended 12/31/04 .........     $11.42          (0.24)             1.80             1.56             --
 Year ended 12/31/03 .........     $ 7.97            0.01             3.44             3.45             --
 Year ended 12/31/02 .........     $11.89          (0.08)           (3.84)           (3.92)             --
 Year ended 12/31/01 .........     $17.03          (0.23)           (4.91)           (5.14)             --
 Year ended 12/31/00 .........     $21.58          (0.29)           (2.14)           (2.43)          (2.12)

TWENTY-FIVE FUND -- CLASS I
 Year ended 12/31/04 .........     $ 8.11          (0.22)             0.68             0.46             --
 Year ended 12/31/03 .........     $ 6.73          (0.16)             1.54             1.38             --
 Year ended 12/31/02 .........     $10.14          (0.14)           (3.27)           (3.41)             --
 Year ended 12/31/01 .........     $17.17          (0.15)           (3.84)           (3.99)          (3.04)
 Year ended 12/31/00 .........     $22.82          (0.40)           (3.92)           (4.32)          (1.33)



------------------
(1) Including interest expense and dividends on short sale positions.

(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to Opportunity Fund and Twenty-Five Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.28% for Opportunity Fund and 1.28% for Twenty-Five Fund.

                           RATIO TO AVERAGE NET ASSETS
                  -----------------------------------------
      ENDING
     NET ASSET         NET                                                                             NET ASSETS AT
     VALUE PER     INVESTMENT        NET          GROSS              TOTAL            PORTFOLIO        END OF PERIOD
       SHARE          LOSS        EXPENSES     EXPENSES(1)         RETURN(2)        TURNOVER RATE     (000'S OMITTED)
    -----------   ------------   ----------   -------------   ------------------   ---------------   ----------------
      $12.98          (2.07)%        2.63%         2.96%             13.66%             248%              $ 9,545
      $11.42           0.09%         2.37%         2.42%             43.29%             147%              $10,881
      $ 7.97          (0.89)%        2.58%         2.88%            (32.97)%(3)         302%              $ 8,561
      $11.89          (1.70)%        2.01%         2.51%            (30.18)%            192%              $13,222
      $17.03          (1.31)%        1.82%         1.94%            (11.48)%            286%              $19,603

      $ 8.57          (2.69)%        3.33%         3.35%              5.67%             212%              $ 2,775
      $ 8.11          (2.03)%        3.23%         N/A               20.51%             122%              $ 2,721
      $ 6.73          (1.82)%        3.26%         3.29%            (33.63)%(3)         178%              $ 2,914
      $10.14          (1.08)%        2.36%         2.41%            (22.64)%            121%              $ 4,663
      $17.17          (1.79)%        1.90%         2.18%            (19.05)%            115%              $ 7,300

                                                BEGINNING         NET         NET REALIZED                     DISTRIBUTIONS
                                                NET ASSET     INVESTMENT     AND UNREALIZED                      FROM NET
                                                VALUE PER       INCOME       GAIN (LOSS) ON     TOTAL FROM       REALIZED
                                                  SHARE         (LOSS)         INVESTMENTS      OPERATIONS         GAINS
                                               -----------   ------------   ----------------   ------------   --------------
MID-CAP GROWTH FUND -- CLASS I
 Year ended 12/31/04 .......................    $ 8.14           (0.27)            0.42             0.15              --
 Year ended 12/31/03 .......................    $ 5.91           (0.26)            2.49             2.23              --
 Year ended 12/31/02 .......................    $ 8.30           (0.23)           (2.16)           (2.39)             --
 Year ended 12/31/01 .......................    $10.66           (0.19)           (2.05)           (2.24)          (0.12)
 Period from 06/30/00* to 12/31/00 .........    $10.00            0.02             0.95             0.97           (0.31)
SCIENCE & TECHNOLOGY FUND -- CLASS I
 Year ended 12/31/04 .......................    $ 5.98           (0.46)            0.76             0.30              --
 Year ended 12/31/03 .......................    $ 4.78           (0.46)            1.66             1.20              --
 Year ended 12/31/02 .......................    $ 8.17           (0.40)           (2.99)           (3.39)             --
 Year ended 12/31/01 .......................    $ 9.18           (0.31)           (0.70)           (1.01)             --
 Period from 06/30/00* to 12/31/00 .........    $10.00           (0.04)           (0.78)           (0.82)             --



------------------
 * Commencement of operations.

(1) Excluding interest expense, net of reimbursement.

(2) Excluding interest expense, before reimbursement.

(3) Including interest expense, before reimbursement.


(4) Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.


(5) Adjusted to an annual basis.

                                  RATIO TO AVERAGE NET ASSETS
                ----------------------------------------------------------------
       ENDING
     NET ASSET        NET                                      GROSS EXPENSES                                    NET ASSETS AT
     VALUE PER     INVESTMENT        NET          GROSS      INCLUDING INTEREST      TOTAL        PORTFOLIO      END OF PERIOD
       SHARE     INCOME (LOSS)   EXPENSES(1)   EXPENSES(2)       EXPENSE(3)        RETURN(4)    TURNOVER RATE   (000'S OMITTED)
    ----------- --------------- ------------- ------------- -------------------- ------------- --------------- ----------------
     $ 8.29          (3.31)%       3.41%          3.41%            3.43%              1.84%         120%            $   90
     $ 8.14          (3.68)%       3.99%          3.99%             N/A              37.73%         156%            $  129
     $ 5.91          (3.22)%       3.88%          3.88%             N/A             (28.80)%        276%            $  139
     $ 8.30          (2.20)%       2.95%          2.95%            2.98%            (20.97)%        213%            $  208
     $10.66           0.43%(5)     2.06%(5)       3.10%(5)          N/A               9.77%         164%            $  594
     $ 6.28          (7.82)%       7.61%          7.61%            7.90%              5.02%         178%            $   82
     $ 5.98          (8.23)%       8.54%          8.54%            8.62%             25.10%         149%            $  603
     $ 4.78          (6.70)%       7.23%          7.23%            7.41%            (41.49)%        261%            $  507
     $ 8.17          (4.10)%       4.60%          4.60%            4.75%            (11.00)%        254%            $  945
     $ 9.18          (0.65)%(5)    2.46%(5)       4.23%(5)          N/A              (8.20)%        162%            $1,272

      [LOGO]                                               JUNDT FUNDS
    JUNDT FUNDS                                        PURCHASE APPLICATION
GROWTH WITH AN EDGE(SM)                                      I-SHARES
                                         PLEASE DO NOT USE THIS FORM FOR IRA ACCOUNTS.

Mail To:                                    Overnight Express Mail To:                    By Wire:
   Jundt Funds                                 Jundt Funds                                   U.S. Bank, N.A.
   c/o U.S. Bancorp Fund Services, LLC         c/o U.S. Bancorp Fund Services, LLC           Milwaukee, WI 53202
   PO Box 701                                  615 E. Michigan St., FL 3                     ABA#: 042000013
   Milwaukee, WI 53201-0701                    Milwaukee, WI 53202-5207                      Credit: U.S. Bancorp Fund Services
                                                                                             Account #: 112-952-137
                                                                                             Further Credit: American Eagle Funds
                                                                                                             (Acct No. & Name)

                                For additional information please call toll-free 1-800-370-0612.

------------------------------------------------------------------------------------------------------------------------------------
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify, and record the following information for all registered owners or others who may be authorized to act on an account: FULL NAME, DATE OF
BIRTH, SOCIAL SECURITY NUMBER, AND PERMANENT STREET ADDRESS. CORPORATE, TRUST, AND OTHER ENTITY ACCOUNTS REQUIRE ADDITIONAL
DOCUMENTATION. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day's net asset value.
-----------------------------------------------------------------------------------------------------------------------------------
1. INVESTOR INFORMATION -- SELECT ONE

[ ] Individual
                    __________________________________     ______     _____________________________________    _____________________
                    FIRST NAME                             M.I.       LAST NAME                                DOB (Mo/Dy/Yr)

                    _____________________________________________     _____________________________________    _____________________
                    SOCIAL SECURITY NUMBER                            DRIVER'S LICENSE OR STATE I.D. NUMBER    STATE OF ISSUE

[ ] Joint Owner
                    __________________________________     ______     _____________________________________    _____________________
                    FIRST NAME                             M.I.       LAST NAME                                DOB (Mo/Dy/Yr)

                    _____________________________________________     _____________________________________    _____________________
                    SOCIAL SECURITY NUMBER                            DRIVER'S LICENSE OR STATE I.D. NUMBER    STATE OF ISSUE
                    REGISTRATION WILL BE JOINT TENANCY WITH RIGHTS OF SURVIVORSHIP (JTWROS), UNLESS OTHERWISE SPECIFIED.

[ ] Gift to Minor
                    __________________________________     ______     _____________________________________    _____________________
                    CUSTODIAN'S FIRST NAME                 M.I.       LAST NAME                                DOB (Mo/Dy/Yr)
                    (ONLY ONE PERMITTED)

                    _____________________________________________     _____________________________________    _____________________
                    CUSTODIAN'S SOCIAL SECURITY NUMBER                DRIVER'S LICENSE OR STATE I.D. NUMBER    STATE OF ISSUE

                    __________________________________     ______     _____________________________________    _____________________
                    MINOR'S FIRST NAME                     M.I.       LAST NAME                                DOB (Mo/Dy/Yr)
                    (ONLY ONE PERMITTED)

                    _____________________________________________     _____________________________________
                    MINOR'S SOCIAL SECURITY NUMBER                    MINOR'S STATE OF RESIDENCE

[ ] Corporation/
    Trust*
                    ________________________________________________________________________________________________________________
                    NAME OF TRUST/CORPORATION/PARTNERSHIP AND STATE OF ORGANIZATION

[ ] Partnership*
                    ________________________________________________________________________________________________________________
                    NAME OF TRUSTEE(S)

[ ] Other Entity*
                    __________________________________________________     _________________________________________________________
                    SOCIAL SECURITY NUMBER / TAX ID NUMBER                 DATE OF AGREEMENT (Mo/Dy/Yr)

* You must supply documentation to substantiate existence of your organization (i.e., Articles of
  Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents.)

REMEMBER TO INCLUDE A SEPARATE SHEET DETAILING THE FULL NAME, DATE OF BIRTH, SOCIAL SECURITY NUMBER AND PERMANENT STREET ADDRESS FOR
ALL AUTHORIZED INDIVIDUALS.

====================================================================================================================================
2. PERMANENT STREET ADDRESS (P.O. Box is not acceptable)              [ ] Mailing Address (if different from Permanent):
(Residential Address or Principal Place of Business)                      IF COMPLETED, THIS ADDRESS WILL BE USED AS THE ADDRESS OF
                                                                          RECORD FOR ALL STATEMENTS, CHECKS, AND REQUIRED MAILINGS.
______________________________________________     _________
STREET                                             APT/SUITE

________________________________    __________     _________              ____________________________________________     _________
CITY                                STATE          ZIP CODE               STREET                                           APT/SUITE

_______________________________     _____________________________         ________________________________     _______     _________
DAYTIME PHONE NUMBER                EVENING PHONE NUMBER                  CITY                                 STATE       ZIP CODE

------------------------------------------------------------------------------------------------------------------------------------
[ ] Duplicate Statement #1:                                           [ ] Duplicate Statement #2:
    COMPLETE ONLY IF YOU WISH SOMEONE OTHER THAN THE ACCOUNT              COMPLETE ONLY IF YOU WISH SOMEONE OTHER THAN THE ACCOUNT
    OWNER(S) TO RECEIVE DUPLICATE STATEMENTS.                             OWNER(S) TO RECEIVE DUPLICATE STATEMENTS.

______________________________________________     _________              ____________________________________________     _________
STREET                                             APT/SUITE              STREET                                           APT/SUITE

________________________________    __________     _________              ________________________________     _______     _________
CITY                                STATE          ZIP CODE               CITY                                 STATE       ZIP CODE

====================================================================================================================================
3. INVESTMENT CHOICES      [ ] By check: Make check payable to Jundt Funds. $ ____________
                               NOTE: GENERALLY, CASHIER'S CHECKS OF $10,000 OR LESS, MONEY ORDERS OF ANY AMOUNT, AND
                               THIRD PARTY CHECKS ARE NOT ACCEPTED.
                           [ ] By wire: Call 1-800-370-0612. Indicate amount of wire $ ____________

                               NOTE: BEFORE YOU MAY WIRE FUNDS, THE TRANSFER AGENT MUST HAVE YOUR COMPLETED ACCOUNT
                               APPLICATION.



FUND NAME                                             INVESTMENT AMOUNT                   DISTRIBUTION OPTION
---------                                            -------------------                  -------------------
                                                        $1,000 MINIMUM
                                                                          CAPITAL GAINS &     CAPITAL GAINS          CAPITAL GAINS
                                                                             DIVIDENDS          REINVESTED &           & DIVIDENDS
                                                                             REINVESTED       DIVIDENDS IN CASH*         IN CASH*

[ ] Jundt Growth - Class I                    682      $ _______________        [ ]                  [ ]                   [ ]
[ ] Jundt U.S. Emerging Growth - Class I      683      $ _______________        [ ]                  [ ]                   [ ]
[ ] Jundt Opportunity - Class I               684      $ _______________        [ ]                  [ ]                   [ ]
[ ] Jundt Twenty-Five - Class I               685      $ _______________        [ ]                  [ ]                   [ ]
[ ] Jundt Mid-Cap Growth - Class I            686      $ _______________        [ ]                  [ ]                   [ ]
[ ] Jundt Science and Technology - Class I    687      $ _______________        [ ]                  [ ]                   [ ]

                                                                                IF NOTHING IS CHECKED, ALL DISTRIBUTIONS WILL BE
                                                                                REINVESTED.

                                                                                * Unless otherwise indicated, cash distributions
                                                                                  will be mailed to the address in Section 2.
====================================================================================================================================
4. AUTOMATIC INVESTMENT PLAN            If you choose this option, funds will be automatically transferred from your bank account monthly. Please attach a voided check or preprinted savings deposit slip to
                                        Section 7 of this application. We are unable to debit mutual fund or pass-through
                                        ("for further credit") accounts.
Your signed application must be
received at least 15 business days
prior to initial transaction.

                                                          Amount per Draw      AIP Start Month   AIP Start Day

[ ] Jundt Growth - Class I                    682        $ ________________    ______________    ______________
[ ] Jundt U.S. Emerging Growth - Class I      683        $ ________________    ______________    ______________
[ ] Jundt Opportunity - Class I               684        $ ________________    ______________    ______________
[ ] Jundt Twenty-Five - Class I               685        $ ________________    ______________    ______________
[ ] Jundt Mid-Cap Growth - Class I            686        $ ________________    ______________    ______________
[ ] Jundt Science and Technology - Class I    687        $ ________________    ______________    ______________

                                                              PLEASE KEEP IN MIND THAT:
                                                              * There is a $25 fee if the automatic purchase cannot be made
                                                                (assessed by redeeming shares from your account).
                                                              * Participation in the plan will be terminated upon redemption of all shares.

====================================================================================================================================
5. TELEPHONE AND                     [ ] REDEMPTION ($1,000 minimum) -- permits the transfer of funds via any of these methods:
   INTERNET OPTIONS                      [ ] Check to address in section 2
                                         [ ] Federal wire to your bank account below ($15.00 charge for each wire)*
   Your signed Application               [ ] EFT, at no charge, to your bank account below (funds are typically credited within
   must be received at least                 two days after redemption)*
   15 business days prior to         [ ] PURCHASE (EFT) ($50 minimum) -- permits the on-demand purchase of shares from your
   initial transaction.                  bank account.*
                                     [ ] EXCHANGE ($1,000 minimum) -- permits the exchange of shares between identically registered accounts.
                                     [ ] E-MAIL ADDRESS -- permits the fund to send you updates _________________________

                                     *IF YOU SELECTED ANY OF THESE OPTIONS, PLEASE ATTACH A VOIDED CHECK OR A PREPRINTED SAVINGS
                                      DEPOSIT SLIP TO THIS APPLICATION. WE ARE UNABLE TO DRAFT OR CREDIT YOUR ACCOUNT VIA EFT IF
                                      IT IS A MUTUAL FUND OR PASS-THROUGH ACCOUNT.
====================================================================================================================================
6. SYSTEMATIC                       Systematic Withdrawal Plan ($100 minimum and $10,000 account value minimum) -- permits the
   WITHDRAWAL PLAN                  automatic withdrawal of funds.
                                    [ ] Payments will be mailed to the address in Section 2
Your signed application             [ ] Payments will be deposited directly into your bank account. Please attach a voided check
must be received at least               or a preprinted savings deposit slip to Section 7 of this application. We are unable to
15 business days prior to               credit mutual fund or pass-through ("for further credit") accounts.
initial transaction.
                                    Make payments   [ ] Monthly   [ ] Quarterly   [ ] Annually starting with the month given here:

                                                        Amount per Withdrawal    SWP Start Month       SWP Start Day

[ ] Jundt Growth - Class I                    682        $ ________________      ________________      ________________
[ ] Jundt U.S. Emerging Growth - Class I      683        $ ________________      ________________      ________________
[ ] Jundt Opportunity - Class I               684        $ ________________      ________________      ________________
[ ] Jundt Twenty-Five - Class I               685        $ ________________      ________________      ________________
[ ] Jundt Mid-Cap Growth - Class I            686        $ ________________      ________________      ________________
[ ] Jundt Science and Technology - Class I    687        $ ________________      ________________      ________________
====================================================================================================================================
7. VOIDED CHECK FOR                   -----                                                                                -----
   BANK INFORMATION                   |                                                                                         |
                                      |                                                                                         |
   If you have selected               |                                                                                         |
   an automatic
   investment plan, wire
   redemptions, EFT
   purchases, EFT
   redemptions or a
   systematic withdrawal                                            PLEASE ATTACH
   plan, please attach a                                           VOIDED CHECK OR
   voided check or a                                             PRE-PRINTED SAVINGS
   preprinted savings                                             DEPOSIT SLIP HERE
   deposit slip in this
   space. We are unable
   to debit or credit
   mutual fund or
   pass-through accounts.

   Please contact your
   financial institution
   to determine if it                 |                                                                                         |
   participates in the                |                                                                                         |
   Automated Clearing                 |                                                                                         |
   House system (ACH).                -----                                                                                -----

====================================================================================================================================
8.   SIGNATURE AND                    I have received and understand the prospectus for the Jundt Funds (the "Funds"). I
     CERTIFICATION                    understand the Funds' investment objectives and policies and agree to be bound by
     REQUIRED BY THE                  the terms of the prospectus. Before I request an exchange, I will obtain the
     INTERNAL REVENUE                 current prospectus for each fund. I acknowledge and consent to the householding
     SERVICE                          (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. I may contact the Funds to revoke my consent. I agree to notify the Funds of any errors or discrepancies within 45 days after the date of the statement confirming a transaction. The statement will be deemed to be correct, and the Funds and their transfer agent shall not be liable if I fail to notify the Funds within such time period. I certify that I am of legal age and have legal capacity to make this purchase.

                                      The Funds, the applicable Fund, its transfer agent, and any officers, directors, employees, or agents of these entities (collectively "Jundt Funds"), will not be responsible for banking system delays beyond their control. By completing sections
                                      4, 5, 6, or 7, I authorize my bank to honor all entries to my bank account initiated through U.S. Bank, NA, on behalf of the applicable Fund. Jundt Funds will not be liable for acting upon instructions believed to be genuine and in accordance with the procedures described in the prospectus or the rules of the
                                      Automated Clearing House. When AIP or Telephone Purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed by me personally. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until the Funds' transfer agent receives and has had a reasonable amount of time to act upon a written notice of revocation.

                                      I authorize the Fund to perform a credit check based on the information provided, if necessary.

                                      UNDER PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR
                                      TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER
                                      IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A
                                      RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED
                                      ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (3) I AM A U.S. PERSON
                                      (INCLUDING A U.S. RESIDENT ALIEN).

                                      THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN
                                      THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

                                      -------------------------------------       -------------------------------------
                                      SIGNATURE OF OWNER*                         DATE (Mo/Dy/Yr)

                                      -------------------------------------       -------------------------------------
                                      SIGNATURE OF JOINT OWNER, if any            DATE (Mo/Dy/Yr)

                                      *If shares are to be registered in (1) joint names, both persons must sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s)
                                       should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided for the Joint Owner.
====================================================================================================================================
BEFORE YOU MAIL, HAVE YOU:
[ ] COMPLETED ALL USA PATRIOT ACT REQUIRED INFORMATION?          [ ] ENCLOSED YOUR CHECK MADE PAYABLE TO JUNDT FUNDS?
    - SOCIAL SECURITY OR TAX ID NUMBER IN SECTION 1?             [ ] INCLUDED A VOIDED CHECK, IF APPLICABLE?
    - BIRTH DATE IN SECTION 1?                                   [ ] SIGNED YOUR APPLICATION IN SECTION 8?
    - FULL NAME IN SECTION 1?                                    [ ] ENCLOSED ADDITIONAL DOCUMENTATION, IF APPLICABLE?
    - PERMANENT STREET ADDRESS IN SECTION 2?

4/04

                   FIRMS THAT PROVIDE SERVICES TO THE FUNDS



                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                         301 Carlson Parkway, Suite 120
                           Minnetonka, Minnesota 55305



                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                        301 Carlson Parkway, Suite 120
                           Minnetonka, Minnesota 55305



                                 ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207



                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207



                                    CUSTODIAN
                                U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

     o CALLING THE FUNDS at 1-800-370-0612; or

     o WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207.

     You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the Funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS .................................................................    2
RISK/RETURN SUMMARY .......................................................    2
FEES AND EXPENSES .........................................................   13
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ................................   16
MANAGEMENT OF THE FUNDS ...................................................   19
HOW TO BUY FUND SHARES ....................................................   20
HOW TO SELL YOUR FUND SHARES ..............................................   22
DISTRIBUTIONS AND TAXES ...................................................   23
FINANCIAL HIGHLIGHTS ......................................................   24
FIRMS THAT PROVIDE SERVICES TO THE FUNDS...................    Inside Back Cover
ADDITIONAL INFORMATION ABOUT THE FUNDS.....................   Outside Back Cover


     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF MAY 1, 2005 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.


     Investment Company Act File Nos. 811-06317 (Growth Fund) and 811-09128 (U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund).

                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND

                         301 CARLSON PARKWAY, SUITE 120
                           MINNETONKA, MINNESOTA 55305
                                 1-800-370-0612


                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005


     The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund are separately managed series of Jundt Funds, Inc.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' applicable prospectus, dated May 1, 2005 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the Funds at 1-800-370-0612 or your investment executive.

     The Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 2004 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference. You may obtain a copy of the Annual Report without charge by calling the Funds at 1-800-370-0612.


                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Investment Policies .......................................................  B-2
Investment Restrictions ................................................... B-10
Fund Names ................................................................ B-12
Taxes ..................................................................... B-12
Advisory, Administrative and Distribution Agreements ...................... B-13
Monthly Cash Withdrawal Plan .............................................. B-21
Compensation to Firms Selling Fund Shares ................................. B-21
Determination of Net Asset Value .......................................... B-23
Calculation of Performance Data ........................................... B-26
Directors and Officers .................................................... B-41
Portfolio Managers..........................................................B-46
Counsel and Auditors ...................................................... B-47
General Information ....................................................... B-47
Control Persons and Principal Holders of Securities ....................... B-50
Financial and Other Information ........................................... B-57

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC. OR THE FUNDS' INVESTMENT ADVISER OR DISTRIBUTOR. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                               INVESTMENT POLICIES

     Growth Fund is an open-end diversified management investment company. U.S. Emerging Growth Fund is a "diversified" series, and each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund is a "non-diversified" series, of Jundt Funds, Inc., also an open-end management investment company. Each Fund's investment objective and principal investment policies and strategies are set forth in the Prospectus. The following information is intended to supplement the Prospectus disclosures.


OPTIONS

     Each Fund may purchase and sell put and call options on its portfolio securities to attempt to protect against changes in market prices when Jundt Associates, Inc., each Fund's investment adviser (the "Investment Adviser"), believes that market conditions make it advisable to do so. This practice is often referred to as hedging. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may purchase and sell options on an opportunistic basis to attempt to generate additional investment returns. There is no assurance that the use of put and call options will achieve these desired objectives and their use could result in losses.

     CALL OPTIONS. Each Fund may sell covered call options on its securities and securities indices to attempt to realize a greater current return, through the receipt of premiums, than it would realize on its securities alone. A call option gives the holder the right to purchase, and obligates the seller to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the seller, at all times while obligated as a seller, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to immediately acquire such securities. In addition to covered call options, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may sell uncovered (or "naked") call options; however, SEC rules require that such Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.

     In return for the premiums received when it sells a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of these securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in the price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commission) plus the amount of the premium.

     A Fund may terminate a call option that it has sold before it expires by entering into a closing purchase transaction. A Fund may enter into closing transactions in order to free itself to sell the underlying security or to sell another call option on the security, realize a profit or loss on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     PUT OPTIONS. Each Fund may sell covered put options in order to attempt to enhance its current return. A put option gives the holder the right to sell, and obligates the seller to buy, a security, or the notional value of an index, at the exercise price at any time before the expiration date. A put option is "covered" if the seller segregates permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating these options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By selling a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has sold before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. Each Fund may also purchase put options to attempt to protect portfolio holdings against a decline in market value. This practice is often referred to as "hedging." This protection lasts for the life of a put option because the Fund, as the holder of the option, may sell the underlying security or index at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     Each Fund may purchase call options to attempt to hedge against an increase in the price of securities that the Fund ultimately wants to buy. This hedge protection is provided during the life of a call option since the Fund, as holder of the call option, is able to buy the underlying security (or an index representative of the underlying security) at the exercise price regardless of any increase in the underlying security's or index's market price. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security instead of buying the call option.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also purchase put and call options to attempt to enhance their current returns.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that the Investment Adviser will not forecast market movements correctly, that a Fund may be unable at times to close out its positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Investment Adviser believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of the Investment Adviser may be considered such a group. These position limits may restrict a Fund's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     SPECIAL EXPIRATION PRICE OPTIONS. Each Fund may purchase over-the-counter ("OTC") put and call options with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Investment Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the option is exercised. Brokerage commissions and other transaction costs will reduce a Fund's profits if a special expiration price option is exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets.


FUTURES CONTRACTS
     INDEX FUTURES CONTRACTS AND OPTIONS. Each Fund may buy and sell index futures contracts and related options to attempt to protect against changes in market prices when the Investment Adviser believes that market conditions make it advisable to do so. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may purchase and sell these securities on an opportunistic basis to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which stock index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the S&P 100 Index, and the S&P 100 Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the S&P 100 Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the S&P 100 Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for these futures contracts.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in the Investment Adviser's judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that the options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the seller undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash

"exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out outstanding positions in options on stock indices which it has purchased or may allow the options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of the initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's future position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. These closing transactions involve additional commission costs.

     Consistent with the rules and regulations of the Commodity Futures Trading Commission exempting each Fund from regulation as a "commodity pool," each Fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on the Fund's existing futures and related options positions and premiums paid for options on futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is in-the-money is excluded from this calculation.)


SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS
     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for futures contracts. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures contract position at that time and, in the event of adverse price movements, a Fund would continue to be required to make daily variation margin payments. However, in the event financial futures contracts are used to hedge portfolio securities, the securities will not generally be sold until the financial futures contracts can be terminated. In these circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although each Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no market exists for particular options, it might not be possible to effect closing transactions in the options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISK. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of the underlying securities or indexes or movements in the prices of the Fund's securities which are the subject of the hedge. The Investment Adviser will attempt to reduce the risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements in the prices of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or indexes and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the stock market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or indexes due to certain market distortions. All participants in the futures markets are subject to margin deposit requirements. These requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between an underlying security or index and the futures contracts markets. Further, the margin requirements in the futures contracts markets are less onerous than margin requirements in the securities markets in general, and as a result the futures contracts markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures contracts markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of stock market trends by the Investment Adviser may not result in a successful hedging transaction over a short time period.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. This use of futures contracts involves risk similar to the use of leverage. Within applicable regulatory limits (which require that each Fund segregate securities and other assets on its books and records with a value equal to the value of all long futures contracts positions, less margin deposits), Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures contracts and options transactions. In addition, while futures contracts and options on futures contracts may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in market movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures contract position and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.


FOREIGN SECURITIES
     Each Fund may invest up to 25% of its total assets in securities of foreign issuers. The foreign securities in which each Fund may invest are generally represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Each Fund may also invest in Global Depository Receipts and European Depository Receipts issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Interest or dividend payments on foreign securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.


INITIAL PUBLIC OFFERINGS


     Each Fund may invest in the securities of companies making initial public offerings of their stock. Many of the companies making initial public offerings have limited operating histories, making prospects for future profitability uncertain. Prices of initial public offerings may also be unstable due to the absence of a prior public market and the small number of shares available for trading.



DEBT SECURITIES

     In normal market conditions, Growth Fund, Opportunity Fund and Twenty-Five Fund may each invest up to 35% of their respective total assets in "investment grade" debt securities, and U.S. Emerging Growth Fund, Mid-Cap Growth Fund and Science & Technology Fund may each invest up to 20% of their respective net assets, plus the amount of any borrowings for investment purposes, in "investment grade" debt securities. Each Fund may also invest without limitation in investment grade debt securities when the Fund is pursuing a temporary defensive position in order to respond to adverse economic, market, political or other conditions that the Investment Adviser believes may be unfavorable for profitable investing. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor these investments closely and will sell these investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund may also invest in non-investment grade "convertible" debt securities. See "Convertible Securities."


CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. These securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, these securities generally are less liquid than investment grade debt securities.


INDEXED SECURITIES

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

REPURCHASE AGREEMENTS
     Each Fund may enter into repurchase agreements. A Fund's exposure to repurchase agreements may be substantial when the Fund is pursuing a temporary defensive position in order to respond to adverse economic, market, political or other conditions that the Investment Adviser believes may be unfavorable for profitable investing. A repurchase agreement is a contract under which a Fund acquires securities for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell the securities at a fixed time and price (representing the Fund's cost plus interest). Each Fund presently intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition as determined by the Investment Adviser and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The Investment Adviser will monitor these transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of sale are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying securities or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate. Consistent with applicable law, a Fund may treat certain repurchase agreements as an acquisition of the underlying collateral for purposes of determining whether the Fund is in compliance with certain regulatory requirements.


LEVERAGE
     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to purchase additional portfolio securities. Growth Fund and U.S. Emerging Growth Fund may not borrow money for these purposes.

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of any borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create an interest expense for a Fund, which can exceed the investment return (if any) from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of a Fund will be less than if leveraging were not used.


REVERSE REPURCHASE AGREEMENTS
     In connection with its leveraging activities, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may each enter into reverse repurchase agreements on an opportunistic basis. In reverse repurchase agreements a Fund sells securities and agrees to repurchase them at a mutually agreed date and time. A reverse repurchase agreement may be viewed as a borrowing by a Fund, secured by the securities which are the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the securities which are the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the securities subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING
     Each Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund. In addition, it is anticipated that each Fund may share with a borrower some of the income received on the collateral for a loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, the Investment Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if holders of the securities are asked to vote upon or consent to matters materially affecting the investment. The Funds will not lend portfolio securities to borrowers affiliated with the Funds.


SHORT SALES
     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may seek to hedge investments through short sales when the Investment Adviser believes that market conditions make it advisable to do so. In addition, these Funds may sell securities short on an opportunistic basis to attempt to generate additional investment returns. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     In addition, each Fund (including Growth Fund and U.S. Emerging Growth
Fund) may invest in short sales "against the box" to hedge investments in portfolio securities. A short sale is against the box if a Fund owns, or has the right to obtain at no added cost, securities identical to those sold short. A short sale against the box will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

     A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will generally realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. An increase in the value of the security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Except in the case of short sales "against the box," a Fund's market risk is unlimited in that the increase in market price of the security sold short is unlimited.


ZERO-COUPON DEBT SECURITIES
     Zero-coupon securities in which each Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the principal and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.



DISCLOSURE OF PORTFOLIO HOLDINGS
     The Funds have adopted policies and procedures concerning the disclosure of portfolio holdings of the Funds. These policies and procedures are designed to protect the confidentiality of the Funds' portfolio holdings and prevent the selective disclosure of non-public information about the Funds' portfolio holdings.

     Under these policies and procedures, the Funds and the Investment Adviser may only disclose the Funds' portfolio holdings to: (1) the Securities and Exchange Commission as a part of the Fund's quarterly filings, (2) to the public after each of the Fund's quarterly filings with the Securities and Exchange Commission, (3) mutual fund evaluation services such as Standard & Poor's, Morningstar and Lipper Analytical Services, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc., provided the recipients enter into a confidentiality agreement with the Funds, and (4) any person in accordance with an arrangement with the Funds provided the Chief Compliance Officer determines that such disclosure serves a legitimate business purpose and is in the best interests of the Funds, the recipient signs a confidentiality agreement with the Funds, and none of the Funds, the Investment Adviser or their affiliates receive any compensation in connection with the arrangement.

     These policies and procedures do not prevent the disclosure of non-public portfolio holdings information (1) to the service providers of the Funds to facilitate the performance of their duties and responsibilities, (2) when it is required by laws or regulations, or (3) when the information has been made available to the public.

     All confidentiality agreements entered into for the receipt of non-public portfolio holdings information must provide, among other things, that the recipient (1) will limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential,
(2) will implement procedures to monitor compliance by its employees with the terms of the confidentiality agreement and (3) upon written request from the Investment Adviser or the Funds, will promptly return or destroy the information.

     Whenever portfolio holdings disclosure made pursuant to these policies and procedures involves a conflict of interest between the Funds' shareholders and the Investment Adviser or any affiliated person of the Funds, the disclosure may not be made unless a majority of independent directors approves such disclosure.

         Currently, the Funds authorize U.S. Bancorp Services, LLC, the Funds' administrator, to deliver quarterly portfolio holdings to various mutual fund rating and ranking organizations, including Lipper, Morningstar, S&P, Bloomberg, FT Interactive Data, Wilshire, Thomson Financial, Vickers Stock and Citigate Financial, between the 5th and 10th business day of the month following a calendar quarter.



                             INVESTMENT RESTRICTIONS

     Each Fund has adopted certain FUNDAMENTAL INVESTMENT RESTRICTIONS that may not be changed except by a vote of shareholders owning a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Under the Investment Company Act, a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund; or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In addition, each Fund has adopted certain NON-FUNDAMENTAL INVESTMENT RESTRICTIONS that may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders.

     With respect to each Fund's fundamental and non-fundamental investment restrictions which involve a percentage of each Fund's assets (except with respect to the limitations set forth in Section 18(f)(1) of the Investment Company Act of 1940), if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.


     As a matter of fundamental policy, Growth Fund and U.S. Emerging Growth Fund have each elected to be classified as a diversified fund. A diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund have each elected to be classified as a non-diversified fund. A non-diversified fund may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers. While not limited by the Investment Company Act as to the proportion of its assets that it may invest in obligations of a single issuer, each non-diversified Fund will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. Pursuant to these requirements, no Fund may invest more than 25% of its assets in any one issuer, excluding obligations of the U.S. Government or its agencies or instrumentalities (U.S. Government securities), and 50% of each Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.

     FUNDAMENTAL INVESTMENT RESTRICTIONS

     None of the Funds may:

        1. Borrow money in excess of limitations imposed by the Investment Company Act;

        2. Issue senior securities in excess of limitations imposed by the Investment Company Act;

        3. Concentrate its investments in a particular industry, as determined in accordance with the Investment Company Act. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities shall not be considered to represent an "industry" within the meaning of this limitation. However, a Fund may concentrate its investments in one or more market sectors which may be made up of companies in a number of related industries;

        4. Acquire or sell real estate unless acquired as a result of ownership of securities or another permissible instrument. This limitation shall not prohibit the Fund from acquiring or selling investments that may be backed or secured by real estate or interests in real estate or investments in companies that deal in or own real estate or interests in real estate;

        5. Acquire or sell commodities or contracts relating to physical commodities unless acquired as a result of the Fund's ownership of another permissible instrument. This limitation shall not prohibit the Fund from acquiring or selling investments, that may be backed or secured by physical commodities or investments in companies that deal in or own physical commodities;

        6. Make loans in excess of limitations imposed by the Investment Company Act; or

        7. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling certain of its portfolio securities.

   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   None of the Funds may:

        1. Make purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities, and except as required in connection with otherwise permissible options, futures contracts, short selling and leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

        2. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

        3. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

        4. Make investments for the purpose of exercising control or management;

        5. Invest more than 15% of its net assets in illiquid securities; or

        6. Purchase equity securities (which, for purposes of this limitation, shall include securities that are convertible into or exchangeable for equity securities) in private placements, except that a Fund may purchase equity securities in private placements (for example, pursuant to Section 4(2) of the Securities Act or Regulation D or Rule 144A under the Securities Act) if the Investment Adviser determines, at the time of purchase, that the securities acquired in the private placement (or the securities into or for which those securities are convertible or exchangeable) are, or are expected to become, publicly tradable pursuant to a resale registration statement, exchange offer or similar means or freely tradable to other qualified institutional buyers pursuant to Rule 144A, as long as no more than 15% of the Fund's net assets are invested in such securities.

       In addition, as a non-fundamental restriction, neither Growth Fund nor U.S. Emerging Growth Fund may acquire additional portfolio securities while borrowings of such Fund exceed 15% of its total assets.


                                   FUND NAMES

     U.S. Emerging Growth Fund, Mid-Cap Growth Fund and Science & Technology Fund have each adopted an investment policy which requires each Fund to invest, in normal market conditions, at least 80% of its respective net assets, plus the amount of any borrowings for investment purposes, in the particular type of investments, or in investments in the particular industries, suggested by the Fund's name. Shareholders in these Funds will be provided with at least 60 days' advance notice in the event of a planned change in this investment policy, in the form required under the Investment Company Act, provided such notice is required by the current rules and positions of the SEC.


                                      TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     As a regulated investment company, each Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to Fund shareholders in each taxable year. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

     Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute: (a) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. To the extent possible, each Fund intends to make sufficient distributions to avoid this 4% excise tax.

     Each Fund, or a shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies the Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.

     Each Fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, a Fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures contracts.


             ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT
     Jundt Associates, Inc. (the "Investment Adviser"), 301 Carlson Parkway, Suite 120, Minnetonka, Minnesota 55305, serves as each Fund's investment adviser. James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and Marcus E. Jundt serves as the Vice Chairman of the Investment Adviser. Marcus E. Jundt owns 95% of the Investment Adviser's stock. A trust benefiting James R. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock. The Investment Adviser was incorporated in December 1982.

     The Investment Adviser has been retained as each Fund's investment adviser pursuant to investment advisory agreements between the Investment Adviser and each Fund (the "Investment Advisory Agreements"). Under the terms of the Investment Advisory Agreements, the Investment Adviser furnishes continuing investment supervision to each Fund and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

     The Investment Adviser furnishes office space, equipment and personnel to each Fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of each Fund who are affiliated persons of the Investment Adviser.

     Each Fund pays all other expenses incurred in its operation including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors;

the Fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's shares; membership fees in trade associations; expenses of registering and qualifying shares of the Fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the Fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; costs of stationery and supplies; and any extraordinary expenses of a non-recurring nature.


     For its services, the Investment Adviser receives from each of Growth Fund and U.S. Emerging Growth Fund a monthly fee at an annual rate of 1.00% of the Fund's average daily net assets and from each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund a monthly fee at an annual rate of 1.30% of the Fund's average daily net assets. During the fiscal years ended December 31, 2002, 2003 and 2004, Growth Fund paid the Investment Adviser fees of $320,508, $271,915 and $221,054, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, U.S. Emerging Growth Fund paid the Investment Adviser fees of $420,450, $351,016 and $301,805, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Opportunity Fund paid the Investment Adviser fees of $661,227, $581,842 and $538,806, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Twenty-Five Fund paid the Investment Adviser fees of $226,040, $165,197 and $120,119, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Mid-Cap Growth Fund paid the Investment Adviser fees of $118,173, $93,298 and $79,729, respectively; and during the fiscal years ended December 31, 2002, 2003 and 2004, Science & Technology Fund paid the Investment Adviser fees of $47,078, $30,265 and $14,798, respectively. With respect to Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund, the fees paid to the Investment Adviser during the fiscal year ended December 31, 2002 reflect the waiver by the Investment Adviser of $225,527, $264,425, $103,552 and $164,385,
respectively.


     The Investment Advisory Agreements continue in effect from year to year, if specifically approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc., Jundt Funds, Inc. or the Investment Adviser ("Independent Directors") at a meeting in person. Each Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the Fund that is a party thereto, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

     At a meeting held on July 23, 2003, the Board of Directors, including the Independent Directors, approved the continuation of the Funds' Investment Advisory Agreements for an additional one-year period. In connection with this approval, the directors considered, with the assistance of counsel, their legal responsibilities and reviewed the nature and quality of the Investment Advisers' services provided to each Fund and the Investment Adviser's experience and qualifications. In addition to presentations by the Investment Adviser regarding each Fund's investment performance at each regular Board of Directors meeting, the directors on July 23, 2003 reviewed and considered:

   o an independent report prepared by Lipper Analytical Services, Inc., comparing the investment advisory fees and other expenses of each Fund (as a percentage of assets) and the investment performance of each Fund (net of fees and expenses) with those of comparable funds, including a description of the bases upon which funds were selected for comparison;

   o descriptions of brokerage allocation practices and assurances that such practices and arrangements are accurately described in the Funds' registration statement;

   o assurances that the Investment Adviser and its personnel are in compliance with the Funds' Code of Ethics, policies and procedures and with applicable laws and regulations; and

   o a report on the Investment Adviser's profitability related to providing investment advisory services to the Funds after taking into account (i) investment advisory fees and any other benefits realized by the Investment Adviser or any of its affiliates as a result of the Investment Adviser's role as the investment adviser to the Funds, and (ii) the direct and indirect expenses incurred by the Investment Adviser in providing such investment advisory services to the Funds.

After discussion, the Board of Directors concluded that the Investment Adviser has the capabilities, resources and personnel necessary to manage the Funds. The Board of Directors also concluded that, based on the services that the Investment Adviser would provide to the Funds under the Funds' investment advisory agreement and the expenses incurred by the Investment Adviser in the performance of such services, the compensation to be paid to the Investment Adviser is fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors concluded unanimously that it is in the best interests of each Fund to continue the investment advisory agreement with the Investment Adviser for an additional one-year period.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.


     During the fiscal years ended December 31, 2002, 2003 and 2004, Growth Fund paid commissions to brokers and futures commission merchants of $263,271, $137,780 and $125,696, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, U.S. Emerging Growth Fund paid commissions to brokers and futures commission merchants of $381,004, $258,656 and $118,388, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Opportunity Fund paid commissions to brokers and futures commission merchants of $1,036,738, $451,214 and $299,332, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Twenty-Five Fund paid commissions to brokers and futures commission merchants of $151,670, $58,030 and $45,928, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Mid-Cap Growth Fund paid commissions to brokers and futures commission merchants of $120,142, $50,837 and $22,239, respectively; and during the fiscal years ended December 31, 2002, 2003 and 2004, Science & Technology Fund paid commissions to brokers and futures commission merchants of $49,995, $28,248 and $6,803, respectively.

     Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research services and other valuable information to the Investment Adviser. This information may be useful to the Investment Adviser in providing services to clients other than the Funds, and the Funds may pay commissions higher than those obtainable from other broker-dealers who do not provide such research services. Examples of the types of research services that may be received in these situations include various investment research reports and statistical services, economic and market advice, both written and oral, including advice as to the advisability of purchasing or selling certain securities, the availability of securities or purchasers or sellers of securities, analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Pursuant to these arrangements, during the fiscal year ended December 31, 2004, Growth Fund paid commissions to brokers and futures commission merchants of $108,979; U.S. Emerging Growth Fund paid commissions to brokers and futures commission merchants of $84,871; Opportunity Fund paid commissions to brokers and futures commission merchants of $258,526; Twenty-Five Fund paid commissions to brokers and futures commission merchants of $37,121; Mid-Cap Growth Fund paid commissions to brokers and futures commission merchants of $17,037; and Science & Technology Fund paid commissions to brokers and futures commission merchants of $4,657.


     Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are simultaneously purchasing or selling the same security in a single "aggregated" or "bunched" order from or through the same broker-dealer, each client will receive the average share price, and bear the average transaction costs, of transactions effected pursuant to such order on a given day.

     For its clients, the Investment Adviser may purchase and receive allocations of new issue stocks. New issue shares consist of both initial public offerings and additional offerings of issues already publicly traded (i.e., secondary offerings.) The Investment Adviser's total allocation of these stocks typically is not large enough to permit each of the Investment Adviser's suitable clients to participate in a meaningful way. In these cases, in order to provide fair and equitable treatment over time to clients who are eligible to invest in new issue shares, while recognizing the inherent need for flexibility, it is the Investment Adviser's policy to allocate partially-filled orders in these opportunities on a rotational basis among suitable clients. The policy seeks to allocate new issue shares among eligible clients approximately in line with account size, while limiting the creation of small positions in client accounts.

     Each Fund has adopted procedures under Rule 17a-7 of the Investment Company Act. These procedures permit purchase and sales transactions to be effected between the Funds, or between a Fund and another investment company (or separate series thereof) managed by the Investment Adviser. The procedures also allow a Fund to buy or sell securities from other advisory clients of the Investment Adviser. A Fund may from time to time engage in such transactions in accordance with these procedures.


     Rule 12b-1(h) under the Investment Company Act of 1940 prohibits the Funds from directing to a broker or dealer the Funds' portfolio securities transactions or any remuneration to compensate the broker or dealer for any promotion or sale of shares issued by the Funds. However, the Funds may use a broker or dealer who promotes or sells shares issued by the Funds to execute the portfolio securities transactions of the Funds because the Funds have adopted policies and procedures required by Rule 12b-1(h) reasonably designed to ensure that the Funds do not violate the prohibition set forth above.

     Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may, from time to time, consider referrals of investors to private investment partnerships and other collective investment vehicles managed by the Investment Adviser, when allocating transactions among broker-dealers that otherwise offer best price and execution. The Investment Adviser may also agree from time to time to direct a portion of a client's brokerage transactions to a particular broker-dealer if the broker-dealer is among those that offer best price and execution. Because the Investment Adviser frequently aggregates multiple contemporaneous client purchase or sell orders into a block order for execution, these considerations and directions may influence the Investment Adviser's allocation of brokerage transactions for all client accounts.



ADMINISTRATION AGREEMENT
     U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, an affiliate of the Funds' custodian, performs various administrative and accounting services for the Funds.

     Effective October 1, 2003, each Fund and other funds managed by the Adviser (the "Fund Complex") have entered into agreements with the Administrator (the "Administration Agreements"). The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by The Jundt Growth Fund, Inc. or Jundt Funds, Inc. on 90 days' written notice to the Administrator and by the Administrator on 90 days' written notice to The Jundt Growth Fund, Inc. or Jundt Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

     Under the terms of the Administration Agreement between the Administrator and each Fund the Administrator performs or arranges for the performance of the following administrative services to each Fund: (a) maintenance and keeping of certain books and records of the Fund; (b) preparation or review and filing of certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the Fund's registration as an open-end investment company;

(c) coordination of tax related matters; (d) responses to inquiries from Fund shareholders; (e) calculation and dissemination for publication of the net asset value of the Fund's shares; (f) oversight and, as the Board of Directors may request, preparation of reports and recommendations to the Board of Directors on the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement;
(h) arrangement for the payment of Fund expenses; (i) consultations with Fund officers and various service providers in establishing the accounting policies of the Fund; (j) preparation of such financial information and reports as may be required by any banks from which the Fund borrows funds; and (k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the Fund's counsel and auditors as generally may be required to carry on properly the business and operations of the Fund.

     The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreements; however, each Fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the Fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the Funds' counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the Funds, are deemed expenses of, and shall be paid by, the Funds.

     Effective October 1, 2003, for administration services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator 0.16% of the Fund's average daily net assets, subject to an annual minimum Fund Complex fee of $260,000. Under the previous agreements, the Funds paid the Administrator an annual administration fee of 0.11% of average daily net assets subject to a minimum of $45,000 per Fund.


     During the fiscal years ended December 31, 2002, 2003 and 2004, Growth Fund paid U.S. Bancorp Fund Services, LLC fees of $45,000, $45,270 and $47,224, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, U.S. Emerging Growth Fund paid U.S. Bancorp Fund Services, LLC fees of $47,450, $50,108 and $65,158, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Opportunity Fund paid U.S. Bancorp Fund Services, LLC fees of $55,950, $57,192 $88,968, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Twenty-Five Fund paid U.S. Bancorp Fund Services, LLC fees of $45,000, $37,997 and $20,862, respectively; during the fiscal years ended December 31, 2002, 2003 and 2004, Mid-Cap Growth Fund paid U.S. Bancorp Fund Services, LLC fees of $45,000, $36,419 and $12,810, respectively; and during the fiscal years ended December 31, 2002, 2003 and 2004, Science & Technology Fund paid U.S. Bancorp Fund Services, LLC fees of $45,000, $34,483 and $3,198, respectively.



DISTRIBUTOR
     Pursuant to distribution agreements by and between U.S. Growth Investments, Inc. (the "Distributor"), 301 Carlson Parkway, Suite 120, Minnetonka, Minnesota 55305, and each of the Funds, the Distributor serves as the principal underwriter of each Fund's shares. Each Fund's shares are offered continuously by and through the Distributor. As agent of each Fund, the Distributor accepts orders for the purchase and redemption of Fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which the dealers and/or financial institutions also may sell Fund shares.

     During fiscal years ended December 31, 2001, 2002 and 2003, the Distributor received underwriting commissions with respect to sales of Growth Fund shares of $20,783.46, $4,099.76 and $5,883.64, respectively and the Distributor retained underwriting commissions with respect to sales of Growth Fund shares of $890.23, $122.17 and $217.22, respectively during the same periods; during fiscal years ended December 31, 2001, 2002 and 2003, the Distributor received underwriting commissions with respect to sales of U.S. Emerging Growth Fund shares of $104,660.45, $79,785.76 and $65,117.93, respectively and the Distributor retained underwriting commissions with respect to sales of U.S.

Emerging Growth Fund shares of $3,105.93, $2,577.65 and $2,706.07, respectively during the same periods; during fiscal years ended December 31, 2001, 2002 and 2003, the Distributor received underwriting commissions with respect to sales of Opportunity Fund shares of $415,509.49, $102,366.44 and $94,653.81, respectively and the Distributor retained underwriting commissions with respect to sales of Opportunity Fund shares of $14,755.48, $8,082.03 and $5,647.18, respectively during the same periods; during fiscal years ended December 31, 2001, 2002 and 2003, the Distributor received underwriting commissions with respect to sales of Twenty-Five Fund shares of $55,380.68, $25,750.50 and $13,537.28, respectively and the Distributor retained underwriting commissions with respect to sales of Twenty-Five Fund shares of $2,093.85, $1,033.31 and $737.81, respectively during the same periods; during fiscal years ended December 31, 2001, 2002 and 2003, the Distributor received underwriting commissions with respect to sales of Mid-Cap Growth Fund shares of $58,794.27, $14,261.08 and $6,268.06, respectively and the Distributor retained underwriting commissions with respect to sales of Mid-Cap Growth Fund shares of $1,414.30, $794.26 and $319.63, respectively during the same periods; and during fiscal years ended December 31, 2001, 2002 and 2003, the Distributor received underwriting commissions with respect to sales of Science & Technology Fund shares of $24,352.85, $216.13 and $156.55, respectively and the Distributor retained underwriting commissions with respect to sales of Science & Technology Fund shares of $2,540.53, $7.13 and $4.55, respectively during the same periods.

12B-1 DISTRIBUTION PLANS
     Rule 12b-1 under the Investment Company Act provides that any payments made by a Fund (or any Class thereof) in connection with the distribution of its shares must be pursuant to a written plan describing all material aspects of the proposed financing of distribution and that any agreements entered into in furtherance of the plan must likewise be in writing. In accordance with Rule 12b-1, each Fund adopted a separate 12b-1 Distribution Plan for each of its Class A, Class B and Class C shares. There is no 12b-1 Distribution Plan for any Fund's Class I shares.

     Rule 12b-1 requires that the Distribution Plans (the "Plans") and the Distribution Agreements be approved initially, and thereafter at least annually, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect interest in the operation of the Plans or in any agreement relating to the Plans, cast in person at a meeting called for the purpose of voting on the Plan or agreement. Rule 12b-1 requires that each Distribution Agreement and each Plan provide, in substance:

       (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the preceding paragraph;

       (b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

       (c) in the case of a Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by a vote of a majority of the outstanding voting shares of each affected Class or Classes of the Fund's shares.

     Rule 12b-1 further requires that none of the Plans may be amended to increase materially the amount to be spent for distribution without approval by the shareholders of the affected Class or Classes and that all material amendments of the Plan must be approved in the manner described in the paragraph preceding clause (a) above.

     Rule 12b-1 provides that a Fund may rely upon Rule 12b-1 only if the selection and nomination of the Independent Directors are committed to the discretion of the Independent Directors. Rule 12b-1 provides that a Fund may implement or continue the Plans only if the directors who vote to approve the implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the Investment Company

Act, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plans will benefit the Funds and their shareholders.

     Under its Plan, each of Class A, Class B and Class C of each Fund pays the Distributor a service fee equal on an annual basis to .25% of the average daily net assets attributable to each Class. This fee is designed to compensate the Distributor and certain broker-dealers and financial institutions with which the Distributor has entered into selling arrangements for the provision of certain services to the holders of Fund shares, including, but not limited to, answering shareholder questions, providing shareholders with reports and other information and providing various other services relating to the maintenance of shareholder accounts.

     The Plans of Class B and Class C of each Fund provide for the additional payment of a distribution fee to the Distributor, equal on an annual basis to ..75% of the average daily net assets attributable to such Class. This fee is designed to compensate the Distributor for advertising, marketing, and distributing the Class B and Class C shares, including the provision of initial and ongoing sales compensation to the Distributor's sales representatives and to other broker-dealers and financial institutions with which the Distributor has entered into selling arrangements.

     The Funds compensate the Distributor as described above regardless of the amount of the Distributor's expenses.

     James R. Jundt is the sole owner of the Distributor and therefore has a financial interest in the Plans.


     For the period ended December 31, 2004, the Distributor earned the following Rule 12b-1 distribution and service fees:



                                DISTRIBUTION      SERVICE     AGGREGATE
                                    FEES           FEES       12B-1 FEES
                               --------------   ----------   -----------
   GROWTH FUND
   Class A .................         N/A         $  1,570     $  1,570
   Class B .................      $  7,135          2,378        9,513
   Class C .................         1,887            629        2,516
                                  --------       --------     --------
                                  $  9,022       $  4,577     $ 13,599
                                  ========       ========     ========
   U.S. EMERGING GROWTH FUND
   Class A .................         N/A         $ 23,138     $ 23,138
   Class B .................      $ 97,529         32,510      130,039
   Class C .................        45,976         15,325       61,301
                                  --------       --------     --------
                                  $143,505       $ 70,973     $214,478
                                  ========       ========     ========
   OPPORTUNITY FUND
   Class A .................         N/A         $ 28,380     $ 28,380
   Class B .................      $108,576         36,192      144,768
   Class C .................        49,281         16,427       65,708
                                  --------       --------     --------
                                  $157,857       $ 80,999     $238,856
                                  ========       ========     ========
   TWENTY-FIVE FUND
   Class A .................         N/A         $  3,982     $  3,982
   Class B .................      $ 26,757          8,919       35,676
   Class C .................        10,612          3,537       14,149
                                  --------       --------     --------
                                  $ 37,369       $ 16,438     $ 53,807
                                  ========       ========     ========
   MID-CAP GROWTH FUND
   Class A .................         N/A         $  7,775     $  7,775
   Class B .................      $ 19,131          6,377       25,508
   Class C .................         2,789            930        3,719
                                  --------       --------     --------
                                  $ 21,920       $ 15,082     $ 37,002
                                  ========       ========     ========

                                DISTRIBUTION    SERVICE     AGGREGATE
                                    FEES          FEES      12B-1 FEES
                               -------------   ---------   -----------
   SCIENCE & TECHNOLOGY FUND
   Class A .................        N/A         $  977        $  977
   Class B .................       $1,112          371         1,483
   Class C .................        2,042          681         2,723
                                   ------       ------        ------
                                   $3,154       $2,029        $5,183
                                   ======       ======        ======


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, FUND ACCOUNTANT AND CUSTODIAN; SUBACCOUNTING AGENTS
     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, serves as the Funds' transfer agent and dividend disbursing agent. As compensation for its services, each Fund is obliged to pay the transfer agent and dividend disbursing agent, subject to an annual Fund Complex minimum fee of $270,000, an annual fee of $17.00 per shareholder account plus .03% of average daily net assets.

     U.S. Bancorp Fund Services, LLC also serves as each Fund's accountant. Fund accounting fees are $285,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule based on average daily net assets.


     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, serves as the Funds' custodian. As compensation for its services, the custodian is paid a monthly fee calculated on an annual basis equal to 0.01% of each Fund's average daily net assets, subject to an annual minimum fee of $3,000 per Fund, plus reasonable out-of-pocket expenses. In addition, the Funds may compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by these broker-dealers.



                          MONTHLY CASH WITHDRAWAL PLAN

     Any investor who owns or buys shares of the Funds valued at $10,000 or more at the current offering prices may open a "withdrawal plan" and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a withdrawal plan account and all distributions are reinvested at net asset value in additional shares of the Fund to which the distributions relate. Shares in a withdrawal plan account are then redeemed at net asset value to make each withdrawal payment. Deferred sales charges may apply to monthly redemptions of shares. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a withdrawal plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a withdrawal plan concurrently with purchases of additional shares of a Class which imposes a front-end sales charge would normally be disadvantageous to the investor because of the front-end sales charge payable on these purchases. For this reason, an investor may not maintain an "automatic investment plan" (see above) for the accumulation of shares of a Class which imposes a front-end sales charge (other than through reinvestment of distributions) and a withdrawal plan at the same time. Each Fund or the Distributor may terminate or change the terms of a withdrawal plan at any time. A withdrawal plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

     Since a withdrawal plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether a withdrawal plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Funds make no recommendations or representations in this regard.


                   COMPENSATION TO FIRMS SELLING FUND SHARES

     The Distributor receives all front-end sales charges ("FESCs"), deferred sales charges and 12b-1 distribution and service fees. These charges are described in detail in the Prospectus. The Distributor pays portions of the FESCs and 12b-1 fees to firms authorized to sell Fund shares ("Authorized Firms"). Authorized Firms may be paid different amounts and types of compensation depending upon which Class of shares is sold.


     REALLOWANCE OF FESCS IN CONNECTION WITH SALES OF CLASS A AND GROWTH FUND'S CLASS I SHARES SUBJECT TO A FESC. Sales of Class A shares, and certain sales of Growth Fund Class I shares, are subject to a FESC. These charges are described in detail in the Prospectus. The following table sets forth the FESC amount received by the Authorized Firm with whom your investment executive is associated (as a percentage of the offering price of the Class A or Class I shares subject to a FESC):


                                                       FESC PAID TO
       AMOUNT OF INVESTMENT                           AUTHORIZED FIRM
       -------------------------------------------   ----------------
          Less than $50,000 ......................          5.00%
          $50,000 but less than $100,000..........          4.25%
          $100,000 but less than $250,000.........          3.25%
          $250,000 but less than $500,000.........          2.25%
          $500,000 and greater ...................             *

------------------
*For investments of $500,000 and greater, the Authorized Firm receives a commission of 1.50% of the investment amount up to $1 million, .75% of the amount between $1 million and $2.5 million, .50% of the amount between $2.5 million and $5 million, and .25% of the amount over $5 million.

     INITIAL COMPENSATION PAID TO AUTHORIZED FIRMS IN CONNECTION WITH SALES OF CLASS B AND CLASS C SHARES. Although Fund shareholders do not pay a FESC in connection with investments in Class B and Class C shares, the Distributor pays Authorized Firms initial compensation of 5% of the amount invested in connection with purchases of Class B shares and initial compensation of 1.5% of the amount invested in connection with purchases of Class C shares.

     REALLOWANCE OF 12B-1 SERVICE AND DISTRIBUTION FEES. In addition to initial compensation paid to Authorized Firms in connection with sales of Fund shares, as described above, the Distributor pays Authorized Firms an annual fee of .25% of each Fund investment (beginning immediately for Class A shares and beginning one year after the purchase date for Class B shares) and an annual fee of up to 1.1% of each Fund investment (1% beginning one year after the purchase date through the third year and 1.1% thereafter) for Class C shares.

     ADDITIONAL COMPENSATION PAID TO AUTHORIZED FIRMS. From time to time, the Distributor, in its discretion, may use its own assets to pay certain additional costs of special promotions of Fund shares. In connection with these special promotions, the Distributor will pay Authorized Firms with whom it has selling agreements an additional dealer concession of up to 1.5% of the value of the shares sold by its brokers or agents. The additional compensation may be subject to a charge-back based on the nature and/or the timing of a subsequent redemption of the Fund shares. Investors will not pay any additional charges as a result of any special promotion.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share is calculated separately for each Class of shares of each Fund. The assets and liabilities attributable to each Class of shares is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.

     Investments in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximate market value.


     The portfolio securities in which each Fund invests fluctuate in value, and hence each Fund's net asset value per share also fluctuates. On December 31, 2004, the net asset value and the maximum public offering price of each Class of each Fund's shares was calculated as follows:



                                   GROWTH FUND


CLASS A SHARES
                Net Asset Value Per Share ($6.96) =     Net Assets Attributable to Class A ($447,245)
                                                        ----------------------------------------------
                                                             Class A Shares outstanding (64,249)



          Maximum Public Offering Price Per Share ($7.38) =     Net Asset Value Per Share ($6.96)
                                                                ----------------------------------
                                                                1 - Maximum FESC (5.75%)



CLASS B SHARES
                Net Asset Value Per Share ($6.33) =     Net Assets Attributable to Class B ($706,064)
                                                        ----------------------------------------------
                                                             Class B Shares outstanding (111,620)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS C SHARES
                Net Asset Value Per Share ($6.36) =     Net Assets Attributable to Class C ($220,350)
                                                        ----------------------------------------------
                                                             Class C Shares outstanding (36,640)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS I SHARES
                 Net Asset Value Per Share ($7.18)  =     Net Assets Attributable to Class I ($18,310,582)
                                                          -------------------------------------------------
                                                               Class I Shares outstanding (2,549,997)




          Maximum Public Offering Price Per Share ($7.62) =     Net Asset Value Per Share ($7.18)
                                                                ----------------------------------
                                                                1 - Maximum FESC (5.75%)

                           U.S. EMERGING GROWTH FUND


CLASS A SHARES
                Net Asset Value Per Share ($13.77) =     Net Assets Attributable to Class A ($8,857,053)
                                                         ------------------------------------------------
                                                               Class A Shares outstanding (643,296)




          Maximum Public Offering Price Per Share ($14.61) =     Net Asset Value Per Share ($13.77)
                                                                 -----------------------------------
                                                                 1 - Maximum FESC (5.75%)




CLASS B SHARES
                Net Asset Value Per Share ($12.83) =     Net Assets Attributable to Class B ($11,703,322)
                                                         -------------------------------------------------
                                                               Class B Shares outstanding (911,939)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS C SHARES
                Net Asset Value Per Share ($12.82) =     Net Assets Attributable to Class C ($5,432,914)
                                                         ------------------------------------------------
                                                               Class C Shares outstanding (423,685)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS I SHARES
                Net Asset Value Per Share ($14.27) =     Net Assets Attributable to Class I ($1,869,045)
                                                         ------------------------------------------------
                                                               Class I Shares outstanding (130,957)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


                                OPPORTUNITY FUND


CLASS A SHARES
                Net Asset Value Per Share ($12.71) =     Net Assets Attributable to Class A ($8,481,986)
                                                         ------------------------------------------------
                                                               Class A Shares outstanding (667,226)




          Maximum Public Offering Price Per Share ($13.49) =     Net Asset Value Per Share ($12.71)
                                                                 -----------------------------------
                                                                 1 - Maximum FESC (5.75%)




CLASS B SHARES
                Net Asset Value Per Share ($11.96) =     Net Assets Attributable to Class B ($13,515,624)
                                                         -------------------------------------------------
                                                              Class B Shares outstanding (1,129,959)
                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS C SHARES
                Net Asset Value Per Share ($11.92) =     Net Assets Attributable to Class C ($5,694,198)
                                                         ------------------------------------------------
                                                               Class C Shares outstanding (477,879)
                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS I SHARES
                Net Asset Value Per Share ($12.98) =     Net Assets Attributable to Class C ($9,545,159)
                                                         ------------------------------------------------
                                                               Class I Shares outstanding (735,162)
                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

                                TWENTY-FIVE FUND


CLASS A SHARES
                Net Asset Value Per Share ($8.39) =     Net Assets Attributable to Class C ($1,518,235)
                                                        ------------------------------------------------
                                                              Class A Shares outstanding (180,894)




          Maximum Public Offering Price Per Share ($8.90) =     Net Asset Value Per Share ($8.39)
                                                                ----------------------------------
                                                                1 - Maximum FESC (5.75%)




CLASS B SHARES
                Net Asset Value Per Share ($7.84) =     Net Assets Attributable to Class C ($2,863,172)
                                                        ------------------------------------------------
                                                              Class B Shares outstanding (365,239)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS C SHARES
                Net Asset Value Per Share ($7.90) =     Net Assets Attributable to Class C ($1,125,188)
                                                        ------------------------------------------------
                                                              Class C Shares outstanding (142,451)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS I SHARES
                Net Asset Value Per Share ($8.57) =     Net Assets Attributable to Class I ($2,775,179)
                                                        ------------------------------------------------
                                                              Class I Shares outstanding (323,912)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


                               MID-CAP GROWTH FUND


CLASS A SHARES
                Net Asset Value Per Share ($8.18) =     Net Assets Attributable to Class C ($1,126,588)
                                                        ------------------------------------------------
                                                              Class A Shares outstanding (137,664)




          Maximum Public Offering Price Per Share ($8.68) =     Net Asset Value Per Share ($8.18)
                                                                ----------------------------------
                                                                1 - Maximum FESC (5.75%)




CLASS B SHARES
                Net Asset Value Per Share ($7.92) =     Net Assets Attributable to Class C ($2,132,892)
                                                        ------------------------------------------------
                                                              Class B Shares outstanding (269,459)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS C SHARES
                Net Asset Value Per Share ($7.91) =     Net Assets Attributable to Class C ($284,158)
                                                        ----------------------------------------------
                                                             Class C Shares outstanding (35,912)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS I SHARES
                Net Asset Value Per Share ($8.29) =     Net Assets Attributable to Class I ($90,174)
                                                        ---------------------------------------------
                                                             Class I Shares outstanding (10,873)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

                            SCIENCE & TECHNOLOGY FUND


CLASS A SHARES
                Net Asset Value Per Share ($6.21) =     Net Assets Attributable to Class C ($196,188)
                                                        ----------------------------------------------
                                                             Class A Shares outstanding (31,611)




          Maximum Public Offering Price Per Share ($6.59) =     Net Asset Value Per Share ($6.21)
                                                                ----------------------------------
                                                                1 - Maximum FESC (5.75%)




CLASS B SHARES
                Net Asset Value Per Share ($6.00) =     Net Assets Attributable to Class C ($85,883)
                                                        ---------------------------------------------
                                                             Class B Shares outstanding (14,310)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS C SHARES
                Net Asset Value Per Share ($6.00) =     Net Assets Attributable to Class C ($168,345)
                                                        ----------------------------------------------
                                                             Class C Shares outstanding (28,047)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)




CLASS I SHARES
                Net Asset Value Per Share ($6.28) =     Net Assets Attributable to Class I ($82,162)
                                                        ---------------------------------------------
                                                             Class I Shares outstanding (13,080)

                (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)



                         CALCULATION OF PERFORMANCE DATA

     For purposes of quoting and comparing the performance of each Class of each Fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return," "cumulative total return," "average annual total return after taxes on distributions" or "average annual total return after taxes on distributions and redemptions." These total return quotations are and will be computed separately for each Class of shares. Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                  P(1+T)n = ERV

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return;
            n = number of years; and
     ERV      = ending redeemable value at the end of the period of a
                hypothetical $1,000 payment made at the beginning of such period.

     This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             CTR = ( ERV - P ) - 100
                                        P

     Where: CTR = Cumulative total return;
            ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such
                  period; and
            P =   initial payment of $1,000.

     This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The Funds may also quote after-tax total returns in advertisements. After-tax total returns show the Funds' annualized after-tax total returns for the time period specified. After-tax total returns with redemptions show the Funds' annualized after-tax total return for the time period specified plus the tax effects of selling Fund shares at the end of the period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are disregarded. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation.

     Average annual total return after taxes on distributions is calculated according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return (after taxes on distributions);
            n = number of years; and
         ATV  = ending value at the end of the period of a hypothetical
            D $1,000 payment made at the beginning of such period, after taxes on fund distributions but not after taxes on redemption.

     This calculation assumes all dividends and capital gains distributions, less taxes due on such distributions, are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Average annual total return after taxes on distributions and redemption is calculated according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return (after taxes on distributions and redemption);
            n = number of years; and
        ATV   = ending value at the end of the period of a hypothetical
           DR $1,000 payment made at the beginning of such period, after taxes on fund distributions and redemption.

     This calculation assumes all dividends and capital gains distributions, less taxes due on such distributions, are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

     The average annual total return, cumulative total return and after-tax total return figures calculated in accordance with the foregoing formulas assume in the case of Class A shares, and Growth Fund's Class I shares, that the maximum FESC has been deducted from the hypothetical initial investment at the time of purchase, or in the case of Class B or Class C shares that the maximum applicable deferred sales charge has been paid upon the hypothetical redemption of the shares at the end of the period.

     Past performance is not predictive of future performance. All advertisements containing performance data of any kind represent past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. After-tax returns reflect past tax effects and are not predictive of future tax effects. Actual after-tax returns depend on a shareholder's tax situation and may differ from those advertised by the Funds.

     Set forth below is selected performance information and comparative index information for each Fund.

                                   GROWTH FUND
                             (RETURNS BEFORE TAXES)


                                                                                                       CUMULATIVE
                                                                                                       TOTAL RETURN
                                                       AVERAGE ANNUAL TOTAL RETURNS                  (FOR PERIODS ENDED
                                                  (FOR PERIODS ENDED DECEMBER 31, 2004)              DECEMBER 31, 2004)
                                           ----------------------------------------------------   ------------------------
                                                                                       SINCE                    SINCE
                                                                                     INCEPTION                INCEPTION
                                             1 YEAR         5 YEAR     10 YEAR(A)   (12/29/95)   10 YEAR(A)   (12/29/95)
                                           ----------   ------------- ------------ ------------ ------------ -----------
   CLASS A SHARES
     Without sales charge ................     0.00%         (9.99)%      n/a           3.00%       n/a      30.45%
     With sales charge deducted (b) .......   (5.69)        (11.06)       n/a           2.32        n/a      22.93
   CLASS B
     Without sales charge ................    (0.63)        (10.65)       n/a           2.25        n/a      22.18
     With sales charge deducted (c) .......   (6.59)        (11.01)       n/a           2.25        n/a      22.18
   CLASS C
     Without sales charge ................    (0.78)        (10.67)       n/a           2.26        n/a      22.33
     With sales charge deducted (d) .......   (2.27)        (10.67)       n/a           2.26        n/a      22.33
   CLASS I
     Without sales charge ................     0.28          (9.78)      4.46            n/a      54.65        n/a
     With sales charge deducted (b) .......   (5.53)        (10.84)      3.84            n/a      45.78        n/a
   RUSSELL 1000 GROWTH INDEX (e) .........     6.30          (9.29)      9.59           6.89     149.94        n/a
   LIPPER LARGE CAP GROWTH FUND
    INDEX (f) ............................     7.45          (9.72)      8.64           6.06     129.00        n/a


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

(a) Total returns prior to December 29, 1995 reflect Growth Fund's performance as a closed-end fund. Since December 29, 1995, the Fund has offered its shares in the current four class structure.

(b) Maximum initial front-end sales charge of 5.75%.

(c) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(d) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(e) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(f) The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                   GROWTH FUND
                              (RETURNS AFTER TAXES)


                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                (FOR PERIODS ENDED DECEMBER 31, 2004)
                                                      ----------------------------------------------------------
                                                                                                 SINCE INCEPTION
                                                        1 YEAR         5 YEAR        10 YEAR     (12/29/95) (A)
                                                      ----------   --------------   ---------   ----------------
   CLASS A SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions ..........       0.00%         (11.52)%       n/a             1.02%
     Return after taxes on distributions and sale of
      fund shares .................................       0.00           (8.45)        n/a             2.21
   CLASS A SHARES - WITH SALES CHARGE DEDUCTED (b)
     Return after taxes on distributions ..........      (5.69)         (12.57)        n/a             0.36
     Return after taxes on distributions and sale of
      fund shares .................................      (3.70)          (9.27)        n/a             1.63
   CLASS B SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions ..........      (0.63)         (12.25)        n/a             0.23
     Return after taxes on distributions and sale of
      fund shares .................................      (0.41)          (8.95)        n/a             1.60
   CLASS B SHARES - WITH SALES CHARGE DEDUCTED (c)
     Return after taxes on distributions ..........      (6.59)         (12.63)        n/a             0.23
     Return after taxes on distributions and sale of
      fund shares .................................      (4.28)          (9.23)        n/a             1.60
   CLASS C SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions ..........      (0.78)         (12.26)        n/a             0.26
     Return after taxes on distributions and sale of
      fund shares .................................      (0.51)          (8.96)        n/a             1.62
   CLASS C SHARES - WITH SALES CHARGE DEDUCTED (d)
     Return after taxes on distributions ..........      (2.27)         (12.26)        n/a             0.26
     Return after taxes on distributions and sale of
      fund shares .................................      (1.47)          (8.96)        n/a             1.62
   CLASS I SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions ..........       0.28          (11.28)        1.64%           2.14
     Return after taxes on distributions and sale of
      fund shares .................................       0.18           (8.29)        2.91            3.04
   CLASS I SHARES - WITH SALES CHARGE DEDUCTED (b)
     Return after taxes on distributions ..........      (5.53)         (12.33)        1.04           (1.68)
     Return after taxes on distributions and sale of
      fund shares .................................      (3.59)          (9.11)        2.38            2.63


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (NET OF ASSUMED TAXES).


(a) Total returns prior to December 29, 1995 reflect Growth Fund's performance as a closed-end fund. Since December 29, 1995, the Fund has offered its shares in the current four class structure.

(b)  Maximum initial front-end sales charge of 5.75%.

(c) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(d) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                           U.S. EMERGING GROWTH FUND
                             (RETURNS BEFORE TAXES)


                                                                AVERAGE ANNUAL TOTAL
                                                                       RETURNS                           CUMULATIVE
                                                                 (FOR PERIODS ENDED                     TOTAL RETURN
                                                                 DECEMBER 31, 2004)                  (FOR PERIOD ENDED
                                                   ----------------------------------------------    DECEMBER 31, 2004)
                                                                                 SINCE INCEPTION      SINCE INCEPTION
                                                    ONE YEAR      FIVE YEAR          (1/2/96)             (1/2/96)
                                                   ----------   -------------   -----------------   -------------------
CLASS A
 Without sales charge ..........................      11.59%         (6.21)%           12.44%              187.23%
 With sales charge deducted (a) ................       5.19          (7.31)            11.70               170.72
CLASS B
 Without sales charge ..........................      10.78          (6.89)            11.67               169.89
 With sales charge deducted (b) ................       4.78          (7.38)            11.67               169.89
CLASS C
 Without sales charge ..........................      10.79          (6.90)            11.66               169.76
 With sales charge deducted (c) ................       9.29          (6.90)            11.66               169.76
CLASS I
 Without sales charge ..........................      11.83          (5.98)            12.78               195.76
RUSSELL 2000 GROWTH INDEX (d) ..................      14.31          (3.57)             4.73                51.60
LIPPER SMALL CAP GROWTH FUND INDEX (e) .........      10.80          (1.50)             7.79                96.38


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) The Russell 2000 Growth Index measures performance of the companies within the Russell 2000 Index (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 2000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) The Lipper Small Cap Growth Fund Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Small Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for the Lipper Small Cap Growth Fund Index data is December 29, 1995.

                           U.S. EMERGING GROWTH FUND
                              (RETURNS AFTER TAXES)


                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                            (FOR PERIODS ENDED DECEMBER 31, 2004)
                                                        ----------------------------------------------
                                                                                      SINCE INCEPTION
                                                           1 YEAR         5 YEAR          (1/2/96)
                                                        -----------   -------------   ----------------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       11.59%         (7.06)%           9.50%
       Return after taxes on distributions and sale of
        fund shares .................................        7.53          (5.63)            9.17
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions ..........        5.19          (8.15)            8.78
       Return after taxes on distributions and sale of
        fund shares .................................        3.38          (6.51)            8.50
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       10.78          (7.77)            8.72
       Return after taxes on distributions and sale of
        fund shares .................................        7.01          (6.19)            8.48
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions ..........        4.78          (8.28)            8.72
       Return after taxes on distributions and sale of
        fund shares .................................        3.11          (6.59)            8.48
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       10.79          (7.78)            8.72
       Return after taxes on distributions and sale of
        fund shares .................................        7.02          (6.19)            8.48
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions ..........        9.29          (7.78)            8.72
       Return after taxes on distributions and sale of
        fund shares .................................        6.04          (6.19)            8.48
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       11.83          (6.81)            9.86
       Return after taxes on distributions and sale of
        fund shares .................................        7.69          (5.43)            9.48


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (NET OF ASSUMED TAXES).


(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                                OPPORTUNITY FUND
                             (RETURNS BEFORE TAXES)


                                                                AVERAGE ANNUAL TOTAL
                                                                       RETURNS                           CUMULATIVE
                                                                 (FOR PERIODS ENDED                     TOTAL RETURN
                                                                 DECEMBER 31, 2004)                  (FOR PERIOD ENDED
                                                   ----------------------------------------------    DECEMBER 31, 2004)
                                                                                 SINCE INCEPTION      SINCE INCEPTION
                                                    ONE YEAR      FIVE YEAR        (12/26/96)            (12/26/96)
                                                   ----------   -------------   -----------------   -------------------
CLASS A
 Without sales charge ..........................      13.38%         (7.80)%           9.25%               103.24%
 With sales charge deducted (a) ................       6.90          (8.88)            8.45                 91.56
CLASS B
 Without sales charge ..........................      12.51          (8.49)            8.45                 91.57
 With sales charge deducted (b) ................       6.51          (8.98)            8.45                 91.57
CLASS C
 Without sales charge ..........................      12.56          (8.48)            8.44                 91.43
 With sales charge deducted (c) ................      11.06          (8.48)            8.44                 91.43
CLASS I
 Without sales charge ..........................      13.66          (7.57)            9.53                107.47
RUSSELL 1000 GROWTH INDEX (d) ..................       6.30          (9.29)            4.82                 45.78
RUSSELL 3000 GROWTH INDEX (e) ..................       6.93          (8.87)            4.70                 44.45
LIPPER MULTI CAP GROWTH FUND INDEX (f) .........      11.26          (7.00)            5.73                 56.24


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(f) The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                OPPORTUNITY FUND
                              (RETURNS AFTER TAXES)



                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                            (FOR PERIODS ENDED DECEMBER 31, 2004)
                                                        ----------------------------------------------
                                                                                       SINCE INCEPTION
                                                           1 YEAR         5 YEAR         (12/26/96)
                                                        -----------   -------------   ----------------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       13.38%         (8.57)%           7.02%
       Return after taxes on distributions and sale of
        fund shares .................................        8.70          (6.82)            6.75
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions ..........        6.90          (9.65)            6.24
       Return after taxes on distributions and sale of
        fund shares .................................        4.48          (7.68)            6.04
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       12.51          (9.27)            6.23
       Return after taxes on distributions and sale of
        fund shares .................................        8.13          (7.37)            6.06
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions ..........        6.51          (9.78)            6.23
       Return after taxes on distributions and sale of
        fund shares .................................        4.23          (7.77)            6.06
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       12.56          (9.27)            6.21
       Return after taxes on distributions and sale of
        fund shares .................................        8.16          (7.36)            6.04
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions ..........       11.06          (9.27)            6.21
       Return after taxes on distributions and sale of
        fund shares .................................        7.19          (7.36)            6.04
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       13.66          (8.33)            7.30
       Return after taxes on distributions and sale of
        fund shares .................................        8.88          (6.64)            6.99


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (NET OF ASSUMED TAXES).


(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                                TWENTY-FIVE FUND
                             (RETURNS BEFORE TAXES)


                                                                AVERAGE ANNUAL TOTAL
                                                                       RETURNS                            CUMULATIVE
                                                                  (FOR PERIODS ENDED                     TOTAL RETURN
                                                                  DECEMBER 31, 2004)                  (FOR PERIOD ENDED
                                                   ----------------------------------------------     DECEMBER 31, 2004)
                                                                                  SINCE INCEPTION      SINCE INCEPTION
                                                    ONE YEAR       FIVE YEAR         (12/31/97)           (12/31/97)
                                                   ----------   --------------   -----------------   -------------------
CLASS A
 Without sales charge ..........................       5.40%         (12.20)%           3.76%                29.48%
 With sales charge deducted (a) ................      (0.71)         (13.23)            2.89                 22.04
CLASS B
 Without sales charge ..........................       4.53          (12.84)            2.95                 22.58
 With sales charge deducted (b) ................      (1.47)         (13.21)            2.86                 21.80
CLASS C
 Without sales charge ..........................       4.64          (12.86)            2.99                 22.92
 With sales charge deducted (c) ................       3.14          (12.86)            2.99                 22.92
CLASS I
 Without sales charge ..........................       5.67          (11.95)            4.03                 31.85
RUSSELL 1000 GROWTH INDEX (d) ..................       6.30           (9.29)            1.81                 13.41
RUSSELL 3000 GROWTH INDEX (e) ..................       6.93           (8.87)            1.83                 13.55
LIPPER MULTI CAP GROWTH FUND INDEX (f) .........      11.26           (7.00)            3.48                 27.08


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(f) The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                TWENTY-FIVE FUND
                              (RETURNS AFTER TAXES)



                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                            (FOR PERIODS ENDED DECEMBER 31, 2004)
                                                        ----------------------------------------------
                                                                                       SINCE INCEPTION
                                                          1 YEAR         5 YEAR          (12/31/97)
                                                        ----------   --------------   ----------------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       5.40%         (13.55)%           2.17%
       Return after taxes on distributions and sale of
        fund shares .................................       3.51          (10.24)            2.70
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions ..........      (0.71)         (14.57)            1.31
       Return after taxes on distributions and sale of
        fund shares .................................      (0.46)         (11.02)            1.94
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       4.53          (14.23)            1.34
       Return after taxes on distributions and sale of
        fund shares .................................       2.95          (10.72)            2.01
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions ..........      (1.47)         (14.62)            1.24
       Return after taxes on distributions and sale of
        fund shares .................................      (0.95)         (11.01)            1.93
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       4.64          (14.23)            1.40
       Return after taxes on distributions and sale of
        fund shares .................................       3.01          (10.73)            2.06
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions ..........       3.14          (14.23)            1.40
       Return after taxes on distributions and sale of
        fund shares .................................       2.04          (10.73)            2.06
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       5.67          (13.29)            2.44
       Return after taxes on distributions and sale of
        fund shares .................................       3.69          (10.06)            2.92


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (NET OF ASSUMED TAXES).

(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                               MID-CAP GROWTH FUND
                             (RETURNS BEFORE TAXES)


                                                            AVERAGE ANNUAL
                                                                RETURNS                   CUMULATIVE
                                                          (FOR PERIODS ENDED             TOTAL RETURN
                                                          DECEMBER 31, 2004)          (FOR PERIOD ENDED
                                                    -----------------------------     DECEMBER 31, 2004)
                                                                  SINCE INCEPTION      SINCE INCEPTION
                                                     ONE YEAR        (6/30/00)            (6/30/00)
                                                    ----------   -----------------   -------------------
   CLASS A
     Without sales charge .......................       1.49%           (3.42)%             (14.49)%
     With sales charge deducted (a) ..............     (4.33)           (4.68)              (19.41)
   CLASS B
     Without sales charge .......................       0.89            (4.10)              (17.19)
     With sales charge deducted (b) ..............     (5.11)           (4.72)              (19.56)
   CLASS C
     Without sales charge .......................       0.89            (4.13)              (17.29)
     With sales charge deducted (c) ..............     (0.61)           (4.13)              (17.29)
   CLASS I
     Without sales charge .......................       1.84            (3.13)              (13.35)
   RUSSELL MID CAP GROWTH INDEX (d) .............      15.48            (6.14)              (24.83)
   LIPPER MID CAP GROWTH FUND INDEX (e) .........      14.03            (7.58)              (29.90)


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) The Russell Midcap Growth Index measures performance of the companies within the Russell Midcap Index (the 800 smallest companies in the Russell 1000 Index, which includes the 1,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. THE RUSSELL MIDCAP GROWTH FUND INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) The Lipper Mid-Cap Growth Fund Index measures the composite performance of the 30 largest "mid-cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Mid-Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                               MID-CAP GROWTH FUND
                              (RETURNS AFTER TAXES)



                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                    (FOR PERIODS ENDED DECEMBER 31, 2004)
                                                    -------------------------------------
                                                                      SINCE INCEPTION
                                                          1 YEAR         (6/30/00)
                                                        ----------   ----------------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       1.49%          (3.69)%
       Return after taxes on distributions and sale of
        fund shares .................................       0.97           (2.99)
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions ..........      (4.33)          (4.95)
       Return after taxes on distributions and sale of
        fund shares .................................      (2.81)          (4.04)
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       0.89           (4.38)
       Return after taxes on distributions and sale of
        fund shares .................................       0.58           (3.56)
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions ..........      (5.11)          (5.00)
       Return after taxes on distributions and sale of
        fund shares .................................      (3.32)          (4.07)
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       0.89           (4.40)
       Return after taxes on distributions and sale of
        fund shares .................................       0.58           (0.39)
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions ..........      (0.61)          (4.40)
       Return after taxes on distributions and sale of
        fund shares .................................      (3.58)          (3.58)
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       1.84           (3.41)
       Return after taxes on distributions and sale of
        fund shares .................................       1.20           (2.76)



------------------

QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (NET OF ASSUMED TAXES).

(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                            SCIENCE & TECHNOLOGY FUND
                             (RETURNS BEFORE TAXES)


                                                                  AVERAGE ANNUAL
                                                                     RETURNS                    CUMULATIVE
                                                                (FOR PERIODS ENDED             TOTAL RETURN
                                                                DECEMBER 31, 2004)          (FOR PERIOD ENDED
                                                          ------------------------------    DECEMBER 31, 2004)
                                                                        SINCE INCEPTION      SINCE INCEPTION
                                                           ONE YEAR        (6/30/00)            (6/30/00)
                                                          ----------   -----------------   -------------------
   CLASS A
     Without sales charge .............................       4.72%          (10.04)%             (37.90)%
     With sales charge deducted (a) ....................     (1.27)          (11.21)              (41.47)
   CLASS B
     Without sales charge .............................       3.99           (10.72)              (40.00)
     With sales charge deducted (b) ....................     (2.01)          (11.32)              (41.80)
   CLASS C
     Without sales charge .............................       3.99           (10.72)              (40.00)
     With sales charge deducted (c) ....................      2.49           (10.72)              (40.00)
   CLASS I
     Without sales charge .............................       5.02            (9.81)              (37.20)
   NASDAQ COMPOSITE INDEX (d) .........................       8.60           (12.64)              (45.59)
   LIPPER SCIENCE & TECHNOLOGY FUND INDEX (e) .........       4.11           (19.06)              (61.41)


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

(a) Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) The NASDAQ Composite Index measures the composite performance of domestic common stocks traded on the regular NASDAQ market, as well as the National Market System traded foreign common stocks and American Depositary Receipts
    (ADRs). THE NASDAQ COMPOSITE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) The Lipper Science & Technology Fund Index measures the composite performance of the 30 largest "science & technology" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Science & Technology Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                            SCIENCE & TECHNOLOGY FUND
                              (RETURNS AFTER TAXES)


                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                   (FOR PERIODS ENDED DECEMBER 31, 2004)
                                                   -------------------------------------
                                                                      SINCE INCEPTION
                                                          1 YEAR         (6/30/00)
                                                        ----------   ----------------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       4.72%          (10.04)%
       Return after taxes on distributions and sale of
        fund shares .................................       3.07            (8.27)
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions ..........      (1.27)          (11.21)
       Return after taxes on distributions and sale of
        fund shares .................................      (0.83)           (9.20)
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       3.99           (10.72)
       Return after taxes on distributions and sale of
        fund shares .................................       2.59            (8.81)
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions ..........      (2.01)          (11.32)
       Return after taxes on distributions and sale of
        fund shares .................................      (1.31)           (9.29)
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       3.99           (10.72)
       Return after taxes on distributions and sale of
        fund shares .................................       2.59            (8.81)
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions ..........       2.49           (10.72)
       Return after taxes on distributions and sale of
        fund shares .................................       1.62            (8.81)
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........       5.02            (9.81)
       Return after taxes on distributions and sale of
        fund shares .................................       3.26            (8.09)


------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (NET OF ASSUMED TAXES).

(a) Maximum initial front-end sales charge of 5.75%.
(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.
(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

     Advertisements and communications may compare the performance of Fund shares with that of other mutual funds, such as mutual fund industry indexes or averages, including, but not limited to, those published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), or similar independent services or financial publications, and may also contrast a Fund's investment policies and portfolio flexibility with other mutual funds. From time to time, advertisements and other Fund materials and communications may cite statistics to reflect the performance over time of Fund shares, utilizing generally accepted indices or analyses, including, but not limited to, those published by Lipper, Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used. In addition, advertising materials may include the Investment Adviser's analysis of, or outlook for, the economy or financial markets, compare the Investment Adviser's analysis or outlook with the views of others in the financial community and refer to the expertise of the Investment Adviser's personnel and their reputation in the financial community.

     Lipper and Morningstar classify, calculate and publish the Lipper and Morningstar averages, respectively, which are unweighted averages of total return performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should a service reclassify a Fund to a different category or develop (and place a Fund into) a new category, each Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, the Funds may compare their performance or ranking against all funds tracked by an independent service, and may cite its ratings, recognition or other mention by such service or any other entity.

     Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. For any fund with at least a three-year performance history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating(TM) metrics.


                             DIRECTORS AND OFFICERS

     The Board of Directors of The Jundt Growth Fund, Inc. is responsible for the overall management and operation of Growth Fund. The Board of Directors of Jundt Funds, Inc. is responsible for the overall management and operation of each of the other Funds. The officers of The Growth Fund, Inc. and Jundt Funds, Inc. employed by the Investment Adviser are responsible for the day-to-day operations of the respective Funds under the applicable Board's supervision. Directors and officers of The Jundt Growth Fund, Inc. and The Jundt Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below.

                                                                                            NUMBER OF
                                                                                            FUNDS IN
                              POSITION(S)                                                     FUND          OTHER
                               HELD WITH       TERM OF OFFICE                                COMPLEX     DIRECTORSHIPS
                                  FUND         AND LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
    NAME, ADDRESS AND AGE     COMPANIES(1)     TIME SERVED(2)     DURING PAST FIVE YEARS     DIRECTOR     DIRECTOR(3)
---------------------------- -------------- ------------------- ------------------------- ------------- --------------
INTERESTED DIRECTORS AND OFFICERS:

James R. Jundt(4)            Chairman       Chairman of the     Chairman of the                9              N/A
301 Carlson Parkway          of the         Board of The        Board, Chief Executive
Suite 120                    Board          Jundt Growth        Officer, Secretary and
Minnetonka, MN 55305                        Fund, Inc. since    portfolio manager of
Age: 63                                     1991 and Jundt      the Investment Adviser
                                            Funds, Inc. since   since its inception in
                                            1995.               1982; Chairman
                                                                of the Board of
                                                                the Distributor
                                                                since 1997.

Marcus E. Jundt(5)           President      Since 1999,         Vice Chairman and              9              N/A
301 Carlson Parkway          and            President, and      portfolio manager of
Suite 120                    Director       since 2000,         the Investment Adviser
Minnetonka, MN 55305                        Director of Jundt   since 1992; President of
Age: 39                                     Funds, Inc. and     the Distributor since
                                            the Jundt Growth    1997.
                                            Fund, Inc.

Gerald M. Fitterer           Treasurer      Treasurer since     Chief Compliance          N/A           N/A
301 Carlson Parkway          and Chief      2002 and CCO        Officer since 2004 and
Suite 120                    Compliance     since 2004 of The   Chief Financial Officer
Minnetonka, MN 55305         Officer        Jundt Growth        of the Investment
Age: 37                      (CCO)          Fund, Inc. and      Adviser since 2002;
                                            Jundt Funds, Inc.   Vice President of
                                                                Finance/Director of
                                                                Finance, Zamba
                                                                Corporation (systems
                                                                integration consulting),
                                                                2000 to 2002; Regional
                                                                Controller, Renaissance
                                                                Worldwide, Inc. (IT
                                                                consulting), 1997 to
                                                                2000.

James E. Nicholson           Secretary      Secretary of The    Partner with the law          N/A             N/A
2200 Wells Fargo Center                     Jundt Growth        firm of Faegre &
90 South Seventh Street                     Fund, Inc. since    Benson LLP,
Minneapolis, MN 55402                       1991 and Jundt      Minneapolis,
Age: 54                                     Funds, Inc. since   Minnesota, which has
                                            1995.               served as general
                                                                counsel to the
                                                                Investment Adviser,
                                                                The Jundt Growth
                                                                Fund, Inc., Jundt
                                                                Funds, Inc., one other
                                                                investment company
                                                                managed by the
                                                                Investment Adviser,
                                                                and the Distributor
                                                                since their inception.

INDEPENDENT DIRECTORS:

John E. Clute                Director       Director of The     Professor of Law,              9        Director of
1221 West Riverside Avenue                  Jundt Growth        Gonzaga University                      Hecla
Spokane, WA 99201                           Fund, Inc. since    School of Law, since                    Mining
Age: 70                                     1991 and Jundt      1991; Dean, Gonzaga                     Company
                                            Funds, Inc. since   University School of
                                            1995.               Law, from 1991 to
                                                                           2001.

                                                                                            NUMBER OF
                                                                                            FUNDS IN
                              POSITION(S)                                                     FUND          OTHER
                               HELD WITH       TERM OF OFFICE                                COMPLEX     DIRECTORSHIPS
                                  FUND         AND LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
    NAME, ADDRESS AND AGE     COMPANIES(1)     TIME SERVED(2)     DURING PAST FIVE YEARS     DIRECTOR     DIRECTOR(3)
---------------------------- -------------- ------------------- ------------------------- ------------- --------------

Floyd Hall                   Director       Director of The     Chairman and Chief               9        None
190 Upper Mountain Road                     Jundt Growth        Executive Officer of
Montclair, NJ 07042-1918                    Fund, Inc. since    Floyd Hall Enterprises
Age: 66                                     1991 and Jundt      (baseball, equestrian
                                            Funds, Inc. since   and ice arena facilities)
                                            1995.               from 1996 to present;
                                                                Retired Chairman,
                                                                President and Chief
                                                                Executive Officer of
                                                                K-Mart Corporation
                                                                June 2000.

Clark W. Jernigan            Director       Director of The     Principal, Austin                9        Director of
300 W. 6th Street                           Jundt Growth        Ventures (venture                         Staktek
Austin, TX 78701                            Fund, Inc. and      capital firm), Austin,                    Holdings
Age: 43                                     Jundt Funds, Inc.   Texas since 2001;                         Inc.
                                            since 1999.         Director of
                                                                Engineering,
                                                                Vice President and
                                                                General Manager,
                                                                Cirrus Logic, Inc.
                                                                (consumer electronics
                                                                solutions), Austin, Texas
                                                                from 1997 to 2001.

Michael R. Mooney            Director       Director of The     Cardiologist,                    9        None
900 E. 28th St., Suite 300                  Jundt Growth        Minneapolis Cardiology
Minneapolis, MN 55407                       Fund, Inc. and      Associaes, Minneapolis,
Age: 51                                     Jundt Funds, Inc.   Minnesota from 1987
                                            since 2003.         to present.

Darrell R. Wells             Director       Director of the     Chairman and                     9        Director of
4350 Brownsboro Road                        Jundt Growth        President, SMC                            Churchill
Suite 310                                   Fund, Inc. since    Capital, Inc. (registered                 Downs Inc.
Louisville, KY 40207                        1991 and Jundt      investment adviser),                      and
Age: 62                                     Funds, Inc. since   Louisville, Kentucky.                     Citizens
                                            1995.
                                                                                                          Financial
                                                                                                          Inc.


------------------
(1) All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc. Each officer and director holds the same position(s) with one other investment company managed by the Investment Adviser.

(2) Officers of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. serve one year terms, subject to annual reappointment by the Board of Directors. Directors of the Fund companies serve a term of indefinite length until the earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act.

(3) Only includes directorships not included in the prior column that are held in a company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934 or subject to the requirements of
    Section 15(d) of the Securities and Exchange Act, or any company registered as an investment company under the Investment Company Act.

(4) James R. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as Chairman of the Board, Chief Executive Officer and Secretary of the Investment Adviser and as Chairman of the Board of the Distributor. James R. Jundt is also deemed to be an interested person because he owns 100% of the stock of the Distributor.

(5) Marcus E. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as President of the Funds, as Vice Chairman of the Investment Adviser, and as President of the Distributor. Marcus E. Jundt is also deemed to be an interested person because he owns 95% of the stock of the Investment Adviser. James R. Jundt is the father of Marcus E. Jundt.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

     There are currently four standing committees of the Board of Directors:
Audit Committee, Pricing Committee, Dividend Declaration Committee and Nominating Committee.


                                                                                            NUMBER OF
                                                                                        COMMITTEE MEETINGS
                                                                                         HELD DURING LAST
                         COMMITTEE FUNCTION                  COMMITTEE MEMBERS             FISCAL YEAR
                -----------------------------------   ------------------------------   -------------------
Audit           The function of the Audit             Darrell R. Wells (Chair)                  4
Committee       Committee is (i) to oversee the       John E. Clute
                Funds' accounting and financial       Clark W. Jernigan
                reporting policies and practices
                and matters relating to internal
                control, (ii) to oversee the
                quality and objectivity of the
                Funds' financial statements and
                the independent audits of those
                statements and (iii) to be a
                liaison between the
                independent auditors of the
                Funds and the full Board of
                Directors.

Pricing         The function of the Pricing           James R. Jundt (Chair)                    2
Committee       Committee is to value portfolio       Darrell R. Wells
                securities for which market           John E. Clute (Alternate)
                quotations are not readily            Floyd Hall (Alternate)
                available, pursuant to                Michael R. Mooney (Alternate)
                procedures established by the         Clark W. Jernigan (Alternate)
                Board of Directors.

Dividend        The function of the Dividend          James R. Jundt (Chair)                    0
Declaration     Declaration Committee is to           Floyd Hall
Committee       oversee the declaration of the
                Funds' dividends and distri- butions.

Nominating      The function of the Nominating        Floyd Hall (Chair)                        1
Committee       Committee is to present names         John E. Clute
                for consideration for election of     Darrell R. Wells
                Board members in the event of         Clark W. Jernigan
                a vacancy or expansion of the         Michael R. Mooney
                Board of Directors. This
                Committee will consider
                nominees recommended to it
                for consideration by
                shareholders of the Funds.*

*Shareholders who wish to suggest qualified candidates should write to the Funds at: 301 Carlson Parkway, Suite 120, Minnetonka, MN 55305, Attention:
 Chairman, Nominating Committee. All recommendations should state in detail the qualification of such persons for consideration by the Committee and should be accompanied by an indication of the person's willingness to serve.

FUND SHARES OWNED BY DIRECTORS

     The information in the table below discloses the dollar ranges of (i) each director's beneficial ownership in The Jundt Growth Fund, Inc. (ii) each director's beneficial ownership in Jundt Funds, Inc., and (iii) each director's aggregate beneficial ownership in The Jundt Growth Fund, Inc. and Jundt Funds, Inc.

                                DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY     AGGREGATE DOLLAR RANGE OF
                               SECURITIES IN THE JUNDT          SECURITIES IN         EQUITY SECURITIES IN THE
NAME OF DIRECTOR                  GROWTH FUND, INC.           JUNDT FUNDS, INC.       FUND COMPANIES (6 FUNDS)*
---------------------------   -------------------------   ------------------------   --------------------------
James R. Jundt ............        Over $100,000               Over $100,000               Over $100,000
Marcus E. Jundt ...........             None                       None                         None
John E. Clute .............      $50,001 - $100,000          $10,001 - $50,000           $50,001 - $100,000
Floyd Hall ................         $1 - $10,000               Over $100,000               Over $100,000
Michael R. Mooney .........             None                       None                         None
Darrell R. Wells ..........      $10,001 - $50,000                 None                  $10,001 - $50,000
Clark W. Jernigan .........             None                   $1 - $10,000                 $1 - $10,000

------------------

* The dollar range disclosed is based on the value of the securities as of December 31, 2004.



COMPENSATION

     Each of the directors of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. is also a director of one other fund company managed by the Investment Adviser. The foregoing fund companies have each agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, the foregoing fund companies have agreed to pay each director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each director for the expenses of attendance at meetings. Legal fees and expenses are also paid to Faegre & Benson LLP, the law firm of which James E. Nicholson, Secretary of the foregoing fund companies, is a partner. No compensation is paid by any of the foregoing fund companies to any of its officers or directors who are affiliated with the Investment Adviser.

     Director fees and expenses aggregated $92,316 for the fiscal year ended December 31, 2004. The following table sets forth for such period the aggregate compensation (excluding expense reimbursements) paid by the Fund Complex to the directors during the year ended December 31, 2004:



                               COMPENSATION TABLE


                                                                                             TOTAL COMPENSATION
                                      AGGREGATE                                              FROM FUND COMPANIES
                                    COMPENSATION   PENSION OR RETIREMENT      ESTIMATED       AND FUND COMPLEX
                                      FROM FUND     BENEFITS ACCRUED AS    ANNUAL BENEFITS     (9 FUNDS) PAID
NAME OF PERSON, POSITION             COMPANIES*    PART OF FUND EXPENSES   UPON RETIREMENT     TO DIRECTORS**
---------------------------------- -------------- ----------------------- ----------------- --------------------
James R. Jundt, Chairman
 of the Board ....................     $     0               $0                   $0               $     0

Marcus E. Jundt, President and
 Director ........................     $     0               $0                   $0               $     0

John E. Clute, Director ..........     $17,917               $0                   $0               $19,500

Floyd Hall, Director .............     $17,903               $0                   $0               $19,500

Darrell R. Wells, Director .......     $19,288               $0                   $0               $21,000

Michael R. Mooney, Director ......     $17,920               $0                   $0               $19,500

Clark W. Jernigan, Director ......     $19,288               $0                   $0               $21,000


------------------
* Aggregate compensation paid to directors is for services on the board of The Jundt Growth Fund, Inc. and Jundt Funds, Inc.

**Total compensation paid to directors is for services on the board of The
  Jundt Growth Fund, Inc., Jundt Funds, Inc. and the board of one other investment company in the Fund Complex managed by the Investment Adviser.


SALES LOADS
     Purchases of Growth Fund's Class I shares by directors, officers, employees or consultants of the Funds (including a partner or employee of the Fund's legal counsel), the Investment Adviser or the Distributor, immediate family members of these persons, lineal ancestors or descendants of these persons, or accounts benefiting any such persons, may be made at net asset value without a sales charge. In addition, Class I shares of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund are offered exclusively to directors, officers, employees and consultants of the Funds (including a partner or employee of the Fund's legal counsel), the Investment Adviser or the Distributor, immediate family members of these persons, lineal ancestors and descendants of these persons, and accounts benefiting any such persons.


                               PORTFOLIO MANAGERS

     The Funds' portfolio managers are James R. Jundt, Marcus E. Jundt and Paul
W. Bottum.

     OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the accounts of the Funds, the portfolio managers also manage the accounts of other registered investment companies, pooled investment vehicles and other accounts. The following table identifies, as of December 31, 2004, the number of accounts (excluding the Funds) for which the portfolio managers have day-to-day management responsibilities within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. In addition, the table also identifies the total assets in the accounts that are assessed a performance based fee.

----------------------------------------------------------------------------------------------------------------------
        CATEGORIES OF ACCOUNTS             TOTAL NUMBER OF     PERFORMANCE-BASED    TOTAL ASSETS OF THE ACCOUNTS IN
                                               ACCOUNTS               FEE                    THE CATEGORY
----------------------------------------------------------------------------------------------------------------------
    Registered Investment Companies               3                   No                      $7,508,000
----------------------------------------------------------------------------------------------------------------------
   Other Pooled Investment Vehicles               7                   Yes                     $75,677,000
----------------------------------------------------------------------------------------------------------------------
            Other Accounts                        0                   N/A                         $0
----------------------------------------------------------------------------------------------------------------------

         MATERIAL CONFLICTS OF INTERESTS. Material conflicts of interest may arise when a Fund's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above. These potential conflicts include:

o ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

o ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may need to be divided among those funds and/or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

o PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds and/or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds and/or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

o PROPRIETARY INVESTMENTS. The Investment Adviser's portfolio managers have substantial personal or proprietary investments in some of the pooled investment vehicles managed by the Investment Adviser. A portfolio manager might be motivated to favor funds and/or accounts in which he or she, or his or her colleagues, has an interest or in which the Investment Adviser and/or its affiliates have interests.

         The Funds and the Investment Adviser have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Investment Adviser and the individuals that it employs, including the portfolio managers. For example, each portfolio manager is subject to the Investment Adviser's Code of Ethics, among other matters, governs personal trading by the portfolio managers and other employees. The Investment Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Funds and the Investment Adviser will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

         COMPENSATION. The Funds does not pay any salary, bonus, deferred compensation, pension or retirement plan on behalf of the portfolio managers or other employees of the Investment Adviser. The portfolio managers of the Funds receive compensation from the Investment Adviser. The compensation for each portfolio manager is determined in the Investment Adviser's discretion. Paul W. Bottum receives a base salary. James R. Jundt and Marcus E. Jundt do not receive salary, but do receive benefits and participate in performance fees earned by the Investment Adviser.

         PORTFOLIO MANAGER SECURITY OWNERSHIP. The following table shows each portfolio manager's ownership of securities of the Funds he manages as of December 31, 2004.

----------------------------------------------------------------------------------------------------------------------
        PORTFOLIO MANAGERS                            FUNDS                              SECURITY OWNERSHIP

----------------------------------------------------------------------------------------------------------------------
          James R. Jundt                   The Jundt Growth Fund, Inc.                     Over $1,000,000

                                                Jundt Funds, Inc.                          Over $1,000,000
----------------------------------------------------------------------------------------------------------------------
         Marcus E. Jundt                   The Jundt Growth Fund, Inc.                          None

                                                Jundt Funds, Inc.                               None
----------------------------------------------------------------------------------------------------------------------
          Paul W. Bottum                   The Jundt Growth Fund, Inc.                          None

                                                Jundt Funds, Inc.                       $500,000 - $1,000,000
----------------------------------------------------------------------------------------------------------------------



                              COUNSEL AND AUDITORS


     Faegre & Benson LLP, 2200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' general counsel. KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, has been selected as the Funds' independent auditors for the fiscal year ending December 31, 2005.



                               GENERAL INFORMATION

     Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.

     Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only the Class, such as the Class' Rule 12b-1 plan. In addition, shares of all Classes of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.

     Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, the directors must act in good faith, in the Funds' best interests and with ordinary prudence.

     Under Minnesota law, each director of a company, such as Growth Fund or Jundt Funds, Inc., owes certain fiduciary duties to the company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes a corporation to eliminate or limit the liability of directors to the corporation or its shareholders for monetary damages for breaches of fiduciary duty as a director. However, a corporation cannot eliminate or limit the liability of a director: (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, for certain illegal distributions or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of their directors to the fullest extent permitted by the Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not permit a corporation to eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota state law does not affect a director's liability under the Securities Act or the Securities Exchange Act of 1934, as amended, both of which are federal statutes. It is also uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.

     Neither Growth Fund nor Jundt Funds, Inc. is required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting shares of a company may demand a regular meeting of shareholders of the company by written notice of demand given to the chief executive officer or the chief financial officer of the company. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding 15 months, in accordance with Section 16(c) under the Investment Company Act, the Board of Directors of Growth Fund or Jundt Funds, Inc. is required to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the company. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

     Upon issuance and sale in accordance with the terms of the Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Sell Your Fund Shares" in the Prospectus.

     The Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by a Fund.

     The Investment Adviser has adopted "Proxy Voting Policies", pursuant to which it has undertaken to vote all proxies or other beneficial interest in an equity security prudently and solely in what it believes to be the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

     The Investment Adviser has retained the services of an outside proxy administrator, currently Institutional Shareholder Services, to assist the Proxy Officer in the administration of the Proxy Voting Policies. All proxies are reviewed by the Investment Adviser's designated "Proxy Officer" who votes the proxies according to the Investment Adviser's Proxy Voting Policies and consults the "Proxy Committee" regarding issues not clearly covered by the Proxy Voting Policies and issues clearly covered by the Proxy Voting Policies with respect to which the Proxy Officer believes that the Investment Adviser ought not to follow the recommendation of the Investment Adviser's outside proxy administrator.

     The Investment Adviser makes its best efforts to avoid material conflicts of interest in the voting of proxies. However, where material conflicts of interest arise, the Investment Adviser is committed to resolving the conflicts in its clients' best interest. In situations where the Investment Adviser perceives a material conflict of interest, the Investment Adviser may disclose the conflict to the relevant advisory clients and obtain their consent before voting; defer to the voting recommendation of the relevant advisory clients or the proxy administrator; send the proxy directly to the relevant advisory client for a voting decision; vote the proxy based on the voting guidelines set forth in the Proxy Voting Policies if the application of the guidelines to the matter presented involves little discretion on the part of the Investment Adviser; or take such other action in good faith (after consultation with counsel) which would protect the interest of advisory clients.


     The Investment Adviser maintains a proxy voting record and related records designed to meet its obligations under applicable law. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge and upon request, by calling 1-800-370-0612 and is also available on the SEC's website at www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of March 31, 2005, the Directors and Officers of the Growth Fund and Jundt Funds, Inc. owned in the aggregate less than 1% of the Class A, Class B and Class C total outstanding shares of each Fund. As of March 31, 2004, the Directors and Officers of the Growth Fund and Jundt Funds, Inc. owned in the aggregate 21.21%, 93.38%, 84.49%, 99.58%, 66.13% and 47.58% of the Class I total outstanding shares of Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, respectively.


     As noted in the tables below, James R. Jundt beneficially owns more than 25% of the Class I total outstanding shares of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, respectively, Larry G. Hipskind beneficially owns more than 25% of the Class I total outstanding shares of Science & Technology Fund. Accordingly, James R. Jundt may be deemed to control the Class I shares of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund, and Larry G. Hipskind may be deemed to control the Class I shares of Science & Technology Fund. As a result of their share ownership, these control persons possess a high percentage of the voting rights of these share Classes in the foregoing Funds and may have the ability to significantly influence the outcome of any item voted on by shareholders of these share Classes in the foregoing Funds.


     Except as set forth below, no person owned of record or, to the knowledge of Growth Fund or Jundt Funds, Inc., as applicable, owned of record or beneficially more than 5% of any Class of a Fund's common shares as of March 31, 2005. If a principal shareholder in any Fund were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of the Fund's shares.



                                   GROWTH FUND


                                                               RECORD (R) OR
                                                              BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                                   CLASS         OWNERSHIP         OF CLASS
----------------------------------------------   ---------   ----------------   -------------
MLPF S For the Sole Benefit of its Customers      Class A            R          XX.XX%
Attn: Fund Administration                         Class B            R          XX.XX%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R          XX.XX%
Jacksonville, FL 32246-6484                       Class I            R          XX.XX%*

Ameritrade Inc.                                   Class A            R          XX.XX%
FBO 7694458641
P.O. Box 2226
Omaha, NE 68103-2226

JJB Hilliard WL Lyons Inc                         Class A            R          XX.XX%
Timothy A Van Fleet
Elizabeth E. Knepp
A/C 8993-1835
501 S. 4th Street
Louisville, KY 40202-2520

Piper Jaffray & Co.                               Class B            R          XX.XX%
A/C 4660-6735
800 Nicollet Mall
Minneapolis, MN 55402-7000

                                                           RECORD (R) OR
                                                           BENEFICIAL (B)       PERCENTAGE
NAME AND ADDRESS                                CLASS         OWNERSHIP          OF CLASS
-------------------------------------------   ---------   ----------------   ---------------
First Clearing Corporation                     Class C            R          XX.XX%
A/C 5543-4495
FCC As Custodian
16747 N. 111th Street
Scottsdale, AZ 85255-2423

RBC Dain Rauscher Custodian                    Class C            R          XX.XX%
Don L. Bolen Individual Retirement Account
1 Southern Hills Ct.
Frisco, TX 75034-6803

Robert W. Baird & Co., Inc.                    Class C            R          XX.XX%
A/C 7051-3290
777 East Wisconsin Avenue
Milwaukee, WI 53202-5300

James R. Jundt                                 Class I            B          XX.XX%**
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394


------------------
*  Includes shares beneficially owned by James R. Jundt.

** These shares are also reflected in the aggregate amount of Class I shares held of record by MLPF S For the Sole Benefit of its Customers.

                           U.S. EMERGING GROWTH FUND


                                                              RECORD (R) OR
                                                              BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                                   CLASS         OWNERSHIP         OF CLASS
----------------------------------------------   ---------   ----------------   -------------
MLPF S For the Sole Benefit of its Customers      Class A            R          XX.XX%
Attn: Fund Administration                         Class B            R          XX.XX%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R          XX.XX%
Jacksonville, FL 32246-6484                       Class I            R           XX.XX%*

T Rowe Price Retirement Plan Services             Class A            R          XX.XX%
FBO Retirement Plan Clients
4515 Painters Mill Rd.
Owings Mills, MD 21117-4903

James R. Jundt                                    Class I            B           XX.XX%**
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394

Floyd Hall                                        Class I            B          XX.XX%
c/o Floyd Hall Enterprises
One Hall Dr.
Little Falls, NJ 07424


------------------
*  Includes shares beneficially owned by James R. Jundt.
** These shares are also reflected in the aggregate amount of Class I shares held of record by MLPF S
   For the Sole Benefit of its Customers.

                                OPPORTUNITY FUND


                                                               RECORD (R) OR
                                                              BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                                   CLASS         OWNERSHIP         OF CLASS
----------------------------------------------   ---------   ----------------   -------------
MLPF S For the Sole Benefit of its Customers      Class A            R          XX.XX%
Attn: Fund Administration                         Class B            R          XX.XX%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R          XX.XX%
Jacksonville, FL 32246-6484                       Class I            R           XX.XX%*

James R. Jundt                                    Class I            B           XX.XX%**
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394

Jundt Family Foundation                           Class I            B          XX.XX%
301 Carlson Parkway, Suite 120
Minnetonka, MN 55305

Paul W. Bottum                                    Class I            B          XX.XX%
Teri B Bottum Jt Wros
1933 Oriole Ave N
Stillwater, MN 55082-1590

Floyd Hall                                        Class I            B          XX.XX%
c/o Floyd Hall Enterprises
One Hall Dr.
Little Falls, NJ 07424


------------------
* Includes shares beneficially owned by James R. Jundt and shares beneficially owned by Jundt Family Foundation.
** 97% of these shares are also reflected in the aggregate amount of Class I shares held of record by MLPF S For the Sole Benefit of its Customers.


                                TWENTY-FIVE FUND


                                                              RECORD (R) OR
                                                             BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS        OWNERSHIP        OF CLASS
----------------------------------------------   ---------   ----------------   ---------------
MLPF S For the Sole Benefit of its Customers      Class A           R               XX.XX%
Attn: Fund Administration                         Class B           R               XX.XX%
4800 Deer Lake Dr E, 3rd Floor                    Class C           R               XX.XX%
Jacksonville, FL 32246-6484                       Class I           R               XX.XX%*

James R Jundt                                     Class I           B               XX.XX%**
1400 Brackets Pt Rd
Wayzata, MN 55391-9394

ETrade Clearing LLC                               Class C           R               XX.XX%
640-26101-22
P.O. Box 989030
W. Sacramento, CA 95798-9030


------------------
* Includes shares beneficially owned by James R. Jundt.

**85% of these shares are also reflected in the aggregate amount of Class I shares held of record by MLPF S For the Sole Benefit of its Customers.

                               MID-CAP GROWTH FUND


                                                               RECORD (R) OR
                                                              BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS         OWNERSHIP        OF CLASS
----------------------------------------------   ---------   ----------------   -----------
MLPF S For the Sole Benefit of its Customers      Class A            R            XX.XX%
Attn: Fund Administration                         Class B            R            XX.XX%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R            XX.XX%
Jacksonville, FL 32246-6484

Wells Fargo Investments LLC                       Class A            R            XX.XX%
A/C 6372-2476
420 Montgomery St
San Francisco, MN 55416

CapinCo                                           Class A            R            XX.XX%
C/O US Bank
P.O. Box 1797 Milwaukee, WI 53201-1787

RBC Dain Rauscher FBO                             Class B            R            XX.XX%
Marvin F Sundquist
PO Box 1308
Yakima, WA 98907-1308

Piper Jaffray & Co.                               Class C            R            XX.XX%
A/C 7850-4461
800 Nicollet Mall
Minneapolis, MN 55402-700

James R Jundt                                     Class I            B            XX.XX%
Seed Money
301 Carlson Parkway, Suite 120
Minnetonka, MN 55305

Noreen A Rife & Conwell K Rife Jf Jt Ten          Class I            B            XX.XX%
9841 Elm Creek Trl N
Champlin, MN 55316-2632

                            SCIENCE & TECHNOLOGY FUND


                                                               RECORD (R) OR
                                                              BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS         OWNERSHIP        OF CLASS
----------------------------------------------   ---------   ----------------   -----------
MLPF S For the Sole Benefit of its Customers      Class A            R            XX.XX%
Attn: Fund Administration                         Class B            R            XX.XX%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R            XX.XX%
Jacksonville, FL 32246-6484                       Class I            R            XX.XX%

NFSC FBO #W75-249955                              Class A            R            XX.XX%
Katherine M. Quadros
612 Greenwich Ln.
Foster City, CA 94404-3617

Pershing LLC                                      Class A            R            XX.XX%
PO Box 2052
Jersey City, NJ 07303-2052

Wells Fargo Investments LLC                       Class B            R            XX.XX%
A/C 7935-7126
608 Second Avenue South, 9th Fl.
Minneapolis, MN 55402-1916

Wells Fargo Investments LLC                       Class B            R            XX.XX%
A/C 5419-5933
420 Montgomery St.
San Francisco, IL 61101

Stifel Nicolaus & Co. Inc.                        Class B            R            XX.XX%
A/C 2017-1792
Ballard W. Cassady Life Tennant
501 North Broadway
St. Louis, MO 63102-2131

Piper Jaffray & Co.                               Class B            R            XX.XX%
A/C 5114-4161
800 Nicollet Mall
Minneapolis, MN 55402-7000

US Bank NA Cust.                                  Class B            B            XX.XX%
Charles F. Massey, IRA
7780 N. 42nd St.
Terre Haute, IN 47805-9559

                                                     RECORD (R) OR
                                                    BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                         CLASS         OWNERSHIP        OF CLASS
------------------------------------   ---------   ----------------   -----------
First Clearing LLC                      Class C            B            XX.XX%
A/C 2147-2381
Clifford J. Cutler &
Robin B. Cutler Trustees
9127 N. 70th Street
Paradise Vly, AZ 85253-1961

First Clearing Corporation              Class C            B            XX.XX%
A/C 5119-1853
John Macleod Diversified
4610 E. Fanfol
Phoenix, AZ 85028-5206

First Clearing Corporation              Class C            B            XX.XX%
A/C 1602-9770
Christopher G. Boyd
1079 Beacon St., #4
Brookline, MA 02446-5639

Piper Jaffray & Co.                     Class C            R            XX.XX%
A/C 3781-6176
800 Nicollet Mall
Minneapolis, MN 55402-7000

James R Jundt                           Class I            B            XX.XX%
301 Carlson Parkway, Suite 120
Minnetonka, MN 55305

Larry G. Hipskind                       Class I            B            XX.XX%
P.O. Box 429
Kingston, WA 99346-0429

Noreen A Rife & Conwell K Rife Jr.      Class I            B            XX.XX%
JTWROS
9841 Elm Creek Trl. N.
Champlin, MN 55316-2637


------------------
* These shares are beneficially owned by Mary Joann Jundt, Tr.
**These shares are also held of record by MLPF S For the Sole Benefit of its Customers.

                         FINANCIAL AND OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information included in the registration statements of Growth Fund and Jundt Funds, Inc. filed with the SEC under the Securities Act and the Investment Company Act (the "Registration Statements") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statements have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statements, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.


     In addition, the Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of the Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 2004 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference.


     Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                     PART C
                                OTHER INFORMATION


Item 22 -- Exhibits
-------------------

(a)(1) Amended and Restated Articles of Incorporation and Certificate of Designation(1)
(a)(2)   Amended Certificate of Designation(2)
(b)      By-Laws (as amended)(1)
(c)      Not applicable

(d)      Amended Investment Advisory Agreement(8)

(e)(1)   Distribution Agreement(1,3)
(e)(2)   Form of Selected Dealer Agreement(1,3)
(f)      Not applicable
(g)      Custody Agreement(4)
(h)(1)   Transfer Agent Servicing Agreement(7)
(h)(2)   Amendment to Transfer Agent Servicing Agreement(6)
(h)(3)   Administration Servicing Agreement(4)
(h)(4)   Fund Accounting Servicing Agreement(4)
(h)(5) Supplemental Letter Agreement Regarding Fund Administration Servicing Agreement(7)
(h)(6) Amendment to Fee Schedule for Transfer Agent Servicing Agreement, Fund Accounting Servicing Agreement and Fund Administration Servicing Agreement(7)
(i)      Opinion and Consent of Faegre & Benson LLP(1)

(j)      Consent of KPMG LLP(8)

(k)      Not applicable
(l)      Not applicable
(m)(1)   Class A Distribution Plan(1,3)
(m)(2)   Class B Distribution Plan(1,3)
(m)(3)   Class C Distribution Plan(1,3)
(n)      Amended and Restated Rule 18f-3 Plan(5)
(o)      Power of Attorney(7)

(p)      Code of Ethics (as amended)(8)


------------------------

(1) Incorporated by reference to exhibits to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on or about December 18, 1995.

(2) Incorporated by reference to exhibits to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on or about April 22, 1997.

(3) Plan or agreement, as applicable, was amended effective April 22, 1997 solely to change the name of the Fund's previously designated Class A shares to "Class I" shares and to change the name of the Fund's previously designated Class D shares to "Class A" shares. Because no other amendments were effected, the amended agreement or plan, as applicable, is not being filed herewith.

(4) Incorporated by reference to exhibits to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on or about April 18, 2000.

(5) Incorporated by reference to exhibits to Post-Effective Amendment No. 7 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on or about May l, 2002.

(6) Incorporated by reference to exhibits to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on or about May 1, 2003.


(7) Incorporated by reference to exhibits to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on or about May 1, 2004.

(8)  To be filed by amendment.



Item 23 -- Persons Controlled by or Under Common Control with Registrant
------------------------------------------------------------------------

         See the information set forth under the caption "Management of the Funds" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Advisory, Administrative and Distribution Agreements," "Directors and Officers" and "Control Persons and Principal Holders of Securities" in the accompanying Statement of Additional Information (Part B of this Registration Statement).


Item 24 -- Indemnification
--------------------------

         The Articles of Incorporation (Exhibit (a)(1)-(2)) and Bylaws (Exhibit
(b)) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Articles of Incorporation of the Registrant further provide that, to the fullest extent permitted by the Minnesota Business Corporations Act, as existing or amended (except as prohibited by the Investment Company Act of 1940, as amended) a director of the Registrant shall not be liable to the Registrant or its shareholders for monetary damages for breach of fiduciary duty as director.

         The form of Selected Dealer Agreement (Exhibit (e)(2)) between the Registrant's principal underwriter, U.S. Growth Investments, Inc. (the "Distributor"), and any broker-dealer with which the Distributor enters into such Selected Dealer Agreement provides that each of the parties to the Selected Dealer Agreement agrees to indemnify and hold the other harmless, including such parties' officers, directors and any person who is or may be deemed to be a controlling person of such party, from and against any losses, claims, damages, liabilities or expenses, whether joint or several, to which any such person or entity may become subject under the Securities Act of 1933 or otherwise insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) arise out of or are based upon, (a) any untrue statement or alleged untrue statement of material fact, or any omission or alleged omission to state a material fact made or omitted by such indemnifying party therein; or (b) any willful misfeasance or gross misconduct by such indemnifying party in the performance of its duties and obligations thereunder.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 25 -- Business and Other Connections of Investment Adviser
---------------------------------------------------------------

         Information on the business of the Registrant's investment adviser and on the officers and directors of the investment adviser is set forth under the caption "Management of the Funds" in the accompanying Prospectus (Part A of this Registration Statement) and under the captions "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the accompanying Statement of Additional Information (Part B of this Registration Statement).


Item 26 -- Principal Underwriters
---------------------------------

          (a) As set forth in the accompanying Prospectus and Statement of Additional Information, U.S. Growth Investments, Inc. ("U.S. Growth Investments") serves as the principal underwriter of the Registrant's shares of common stock. As of the date of this filing, U.S. Growth Investments also serves as a principal underwriter of Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund (each a series of Jundt Funds, Inc.) and American Eagle Capital Appreciation Fund, American Eagle Twenty Fund and American Eagle Large-Cap Growth Fund (each of which is a series of American Eagle Funds, Inc.).

          (b) The principal business address of U.S. Growth Investments, and of each director and officer of U.S. Growth Investments, is 301 Carlson Parkway, Suite 120, Minnetonka, Minnesota 55305. The names, positions and offices of the directors and senior officers of U.S. Growth Investments are set forth below.

Name                         Positions and Offices with Underwriter                Position and Offices with Funds
----                         --------------------------------------                -------------------------------
James R. Jundt               Chairman of the Board                                 Chairman of the Board
Marcus E. Jundt              President, Treasurer and Secretary                    President and Director

         (c) Not applicable.


Item 27 -- Location of Accounts and Records
-------------------------------------------

         The custodian of the Registrant is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The dividend disbursing agent, transfer agent and fund accounting agent of the Registrant is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207. Other records will be maintained by the Registrant at its principal offices, which are located at 301 Carlson Parkway, Suite 120, Minnetonka, Minnesota 55305.


Item 28 -- Management Services
------------------------------

         Not applicable.


Item 29 -- Undertakings
-----------------------

         Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 1st day of March, 2005.


                                 THE JUNDT GROWTH FUND, INC.


                                 By       /s/ James R. Jundt
                                    -------------------------------------------
                                          James R. Jundt, Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


Name/Signature                                 Title                          Date
--------------                                 -----                          ----

   /s/ James R. Jundt                          Chairman of the Board          March 1, 2005
----------------------------------
James R. Jundt

   /s/ Marcus E. Jundt                         President and Director         March 1, 2005
----------------------------------
Marcus E. Jundt

   /s/ Gerald M. Fitterer                      Treasurer                      March 1, 2005
----------------------------------
Gerald M. Fitterer

John E. Clute*                                 Director

Floyd Hall*                                    Director

Michael R. Mooney*                             Director

Darrell R. Wells*                              Director

Clark W. Jernigan*                             Director

*By /s/ Gerald M. Fitterer                                                    March 1, 2005
    ------------------------------------
    Gerald M. Fitterer, Attorney-in-Fact

(Pursuant to Power of Attorney filed as Exhibit (o) herewith.)

                                  EXHIBIT INDEX


NUMBER AND NAME OF EXHIBIT                                                       METHOD OF FILING
-----------------------------------------------------------------------   -----------------------------
(a)(1)   Amended and Restated Articles of Incorporation and
         Certificate of Designation....................................             *
(a)(2)   Amended Certificate of Designation............................             *
(b)      By-Laws (as amended)..........................................             *
(e)(1)   Distribution Agreement........................................             *
(e)(2)   Form of Selected Dealer Agreement.............................             *
(g)      Custody Agreement.............................................             *
(h)(1)   Transfer Agent Servicing Agreement............................             *
(h)(2)   Amendment to Transfer Agent Servicing Agreement...............             *
(h)(3)   Administration Servicing Agreement............................             *
(h)(4)   Fund Accounting Servicing Agreement...........................             *
(h)(5)   Supplemental Letter Agreement Regarding
         Fund Accounting Servicing Agreement...........................             *
(h)(6)   Amendment to Fee Schedule for Transfer Agent Servicing
         Agreement, Fund Accounting Servicing Agreement and Fund
         Administration Servicing Agreement............................             *
(i)      Opinion and Consent of Faegre & Benson LLP....................             *
(m)(1)   Class A Distribution Plan.....................................             *
(m)(2)   Class B Distribution Plan.....................................             *
(m)(3)   Class C Distribution Plan.....................................             *
(n)      Amended and Restated Rule 18f-3 Plan..........................             *
(o)      Power of Attorney.............................................             *

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*   Previously filed and incorporated by reference as indicated in Part C of this Registration Statement.